UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7023

Name of Registrant: Vanguard Valley Forge Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008– December 31, 2008

Item 1: Reports to Shareholders

>  Vanguard Balanced Index Fund returned –22% in 2008, a disappointing result, but a smaller decline than that of the stock market as a whole and better than the average return of peer-group funds.

>  The U.S. stock market in 2008 suffered its worst one-year decline since 1931, and the equity portion of Vanguard Balanced Index Fund fully participated in that decline.

>  As financial and economic turmoil intensified, the bond portion of the fund brought in a positive return as investors’ flight to U.S. Treasury securities more than offset the decline in corporate bonds.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Fund Profile	7
Performance Summary	9
Financial Statements	11
Your Fund’s After-Tax Returns	28
About Your Fund’s Expenses	29
Glossary	31

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Balanced Index Fund
Investor Shares	VBINX	–22.21%
Admiral™ Shares[1]	VBIAX	–22.12
Signal® Shares[2]	VBASX	–22.12
Institutional Shares[3]	VBAIX	–22.10
Balanced Composite Index[4]		–22.04
Average Mixed-Asset Target Growth Fund[5]		–29.85

Your Fund’s Performance at a Glance
December 31, 2007–December 31, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Balanced Index Fund
Investor Shares	$22.01	$16.59	$0.603	$0.000
Admiral Shares	22.02	16.60	0.621	0.000
Signal Shares	21.78	16.42	0.615	0.000
Institutional Shares	22.02	16.60	0.628	0.000

1  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2  This share class also carries lower costs and is available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3  This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

4  Weighted 60% stocks and 40% bonds. For stocks: MSCI® US Broad Market Index. For bonds: Barclays Capital U.S. Aggregate Bond Index.

5  Derived from data provided by Lipper Inc.

1

President’s Letter

Dear Shareholder,

Stocks plunged in the fourth quarter, wrapping up a tumultuous 12 months during which stocks steadily declined as investors worried about a global economic slump, frozen credit markets, and ailing financial institutions. Stocks of all investment styles and just about all investment approaches were swept lower in a downdraft of historic proportions that affected every sector of the market.

The stock and bond components of Vanguard Balanced Index Fund, as usual, did their jobs of tracking the stock and bond markets efficiently and at low cost, although everyone wishes that the outcome for equities was happier. The fund returned about –22% for all four share classes, its worst calendar-year result since the fund’s inception in 1992.

Nevertheless, the fund’s return was well above that of the broad stock market as the fund’s bond holdings, which constituted about 40% of the portfolio’s assets, on average, cushioned the blow.

At year-end, the yield for the Investor Shares was 3.25% up from 2.88% a year earlier.

If you own shares of the fund in a taxable account, you may wish to review information about the fund’s after-tax returns later in this report.

2

Global stock markets faced historic challenges

Problems that had festered in the financial markets for much of 2008 erupted in the year’s final months, leading to high-profile bankruptcies and government rescues. U.S. stocks lost about –23% for the fourth quarter. For the full 12 months, the U.S. stock market, returned about –37%, the worst calendar-year performance since 1931. The financial sector, the epicenter of the crisis, was hardest hit, but no sector was safe from the market’s violent downdraft.

Overseas, the news was worse. Stock markets outside the United States returned about –45%, as credit-market turmoil and economic distress reverberated worldwide. Emerging markets fell especially hard, in part because of collapsing commodity prices, which put pressure on the group’s many natural-resource producers.

U.S. Treasuries provided a safe and liquid haven

Bonds provided shelter from the stock market turmoil, though strength was largely confined to U.S. Treasuries. Treasuries surged as investors bid up the highest-quality, most liquid securities. The Federal Reserve Board added fuel to the rally with repeated cuts in its target for the federal funds rate, a benchmark for short-term interest rates. At the start of 2008, the federal funds rate stood at 4.25%; by year-end, it was between 0.00% and 0.25%.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2008
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	–37.60%	–8.66%	–2.04%
Russell 2000 Index (Small-caps)	–33.79	–8.29	–0.93
Dow Jones Wilshire 5000 Index (Entire market)	–37.34	–8.43	–1.67
MSCI All Country World Index ex USA (International)	–45.24	–6.57	3.00

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad taxable market)	5.24%	5.51%	4.65%
Barclays Capital Municipal Bond Index	–2.47	1.86	2.71
Citigroup 3-Month Treasury Bill Index	1.80	3.76	3.10

CPI
Consumer Price Index	0.09%	2.22%	2.67%

3

U.S. government-backed mortgage securities also performed well, though corporate and municipal bonds struggled. For the full year, the broad taxable bond market returned 5.24%.

Energy, credit crisis, and recession combined to scuttle fund returns

Typically, when stocks struggle, the bonds in a balanced portfolio provide some shelter and support the portfolio’s total return. This was indeed the case in 2008, but there was nothing “normal” in the way these dynamics played out: When stocks skidded, many bonds—except ultra-safe and liquid United States Treasury securities—also suffered steep declines as financial and economic turmoil intensified. Investors’ flight to Treasuries produced skyrocketing prices and record low yields for these securities and kept the broad bond market in positive territory.

The Barclays Capital U.S. Aggregate Bond Index, the target index for the fund’s fixed income assets, returned 5.24%, close to the bond market’s long-term average annual return. This wasn’t enough to offset the –37.04% return of the MSCI US Broad Market Index, the target equity index for the fund’s roughly 60% allocation to stocks. The plunge in stock prices spared no sector. The Balanced Index Fund’s manager, Vanguard Quantitative Equity Group, closely tracked the fund’s composite benchmark index during a volatile period for both markets.

Expense Ratios[1]
Your Fund Compared With Its Peer Group
					Average
					Mixed-Asset
	Investor	Admiral	Signal	Institutional	Target Growth
	Shares	Shares	Shares	Shares	Fund
Balanced Index Fund	0.19%	0.10%	0.10%	0.07%	1.13%

1  The fund expense ratios shown are from the prospectus dated April 25, 2008. For the fiscal year ended December 31, 2008, the fund’s expense ratios were 0.20% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, and 0.07% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2007.

4

The two largest sectors of the Balanced Index Fund’s equity portfolio, financials and information technology, together accounted for about a third of the fund’s equity portfolio and about 40% of that portfolio’s performance. Both sectors were under severe pressure. The financial industry grappled with impaired assets, leading to nearly frozen credit markets, and some of Wall Street’s biggest firms underwent sweeping changes. Tech companies faced belt-tightening by corporations and consumers in reaction to the current economic slowdown and expectations of more to come.

Holdings of energy, industrials, and consumer discretionary stocks put additional pressure on the fund.

Accounting for about another third of assets, these sectors also accounted for about a third of the equity-portfolio losses. Energy prices soared, then collapsed, whipsawing the energy sector during the year: In our mid-year report, we pointed to energy as one of two bright spots, but by year-end the sector had lost more than a third of its value. (The other now-dimmed bright spot was the materials sector.)

The recession, now officially declared to have started at the end of 2007, took its toll on industrial companies—typically among the first to feel the brunt of a downturn. Among consumers, recessionary effects first show up in the consumer discretionary sector, which consists of businesses like restaurants,

Total Returns
Ten Years Ended December 31, 2008
Average
Annual Return
Balanced Index Fund Investor Shares	2.08%
Balanced Composite Index[1]	2.18
Average Mixed-Asset Target Growth Fund[2]	0.73
Spliced Total Stock Market Index[3]	–0.63

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1  Weighted 60% stocks and 40% bonds. For stocks: Dow Jones Wilshire 5000 Index through May 31, 2005; MSCI US Broad Market Index thereafter. For bonds: Barclays Capital U.S. Aggregate Bond Index.

2  Derived from data provided by Lipper Inc.

3  Dow Jones Wilshire 5000 Index through May 31, 2005; MSCI US Broad Market Index thereafter.

5

retailers, and purveyors of entertainment whose retail customers are prone to cut back spending in worrisome times.

2008 was exceedingly difficult but don’t lose sight of the long term

As Vanguard has long advised investors, a sensible approach to evaluating an investment is to assess its longer-term performance. That can help you put short-term swings (especially downward swings) in perspective—something particularly valuable in trying times like these.

However, an investment’s long-term record can be skewed, for better or worse, by the most recent short-term results. The Balanced Index Fund provides a good example. When we reported to you 12 months ago, the fund had provided an average annual return of 6.41% for its Investor Shares over the ten years ended December 31, 2007. Following the unusually difficult 2008 year, the longer-term picture now looks very different: For the decade that ended this past December 31, the Balanced Index Fund reported an average annual return of 2.08%.

The numbers suggest that while ten-year returns are clearly a better anchor for long-term expectations than one-year results, they too have been heavily influenced by the past year’s stock market turmoil.

Some principles of investing never go out of style

Over the past year, global financial markets have experienced an unnerving confluence of events. As experienced investors know, selling in a panic, or letting your emotions drive your investment decisions, is often a recipe for disappointment.

Instead, it’s important to focus on the time-tested principles of balance and diversification, both within and across asset classes. That is why we always encourage investors to choose a mix of stock, bond, and money market funds that is consistent with their goals, time horizon, and tolerance for the markets’ inevitable ups and downs—and then try to stick with it.

As the experience of your fund attests, even balanced portfolios of stocks and bonds have faced tough times during the past 12 months. Everything that history has taught us about the markets, however, suggests that these principles can put you in a good position to achieve long-term investment success.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

January 20, 2009

6

Balanced Index Fund

Fund Profile

As of December 31, 2008

Total Fund Characteristics

Yield[1]
Investor Shares	3.3%
Admiral Shares	3.3%
Signal Shares	3.3%
Institutional Shares	3.4%
Turnover Rate	50%
Expense Ratio (12/31/2007)[2]
Investor Shares	0.19%
Admiral Shares	0.10%
Signal Shares	0.10%
Institutional Shares	0.07%
Short-Term Reserves	1.0%

Sector Diversification (% of equity exposure)
		Broad
	Fund	Index[3]
Consumer Discretionary	9.1%	9.1%
Consumer Staples	11.2	11.2
Energy	12.2	12.2
Financials	14.9	14.9
Health Care	14.5	14.5
Industrials	11.4	11.5
Information Technology	15.6	15.5
Materials	3.3	3.3
Telecommunication Services	3.4	3.4
Utilities	4.4	4.4

Total Fund Volatility Measures[4]
	Fund Versus	Fund Versus
	Composite Index[5]	Broad Index[3]
R-Squared	1.00	0.97
Beta	1.00	0.62

Ten Largest Stocks[6] (% of equity portfolio)

ExxonMobil Corp.	integrated oil
	and gas	4.3%
The Procter & Gamble Co.	household products	1.9
General Electric Co.	industrial
	conglomerates	1.8
AT&T Inc.	integrated
	telecommunication
	services	1.7
Johnson & Johnson	pharmaceuticals	1.7
Microsoft Corp.	systems software	1.7
Chevron Corp.	integrated oil
	and gas	1.6
Wal-Mart Stores, Inc.	hypermarkets
	and supercenters	1.4
Pfizer Inc.	pharmaceuticals	1.2
JPMorgan Chase & Co.	diversified financial
	services	1.2
Top Ten		18.5%
Top Ten as % of Total Net Assets		10.9%

Fund Asset Allocation

1  30-day SEC yield. See the Glossary.

2  The expense ratios shown are from the prospectus dated April 25, 2008. For the fiscal year ended December 31, 2008, the expense ratios were 0.20% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, and 0.07% for Institutional Shares.

3  MSCI US Broad Market Index.

4  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

5  Balanced Composite Index: Weighted 60% stocks and 40% bonds. For stocks: MSCI US Broad Market Index. For bonds: Barclays Capital U.S. Aggregate Bond Index.

6  The holdings listed exclude any temporary cash investments and equity index products.

7

Balanced Index Fund

Equity Characteristics
		Broad
	Fund	Index[1]
Number of Stocks	3,363	3,706
Median Market Cap	$25.3B	$25.3B
Price/Earnings Ratio	11.7x	11.7x
Price/Book Ratio	1.7x	1.7x
Dividend Yield	2.8%	2.8%
Return on Equity	20.9%	20.9%
Earnings Growth Rate	17.4%	17.4%
Foreign Holdings	0.0%	0.0%

Fixed Income Characteristics
		Broad
	Fund	Index[2]
Number of Bonds	2,365	9,168
Yield to Maturity	4.1%[3]	4.0%
Average Coupon	5.3%	5.2%
Average Effective Maturity	5.5 years	5.5 years
Average Quality[4]	Aa1	Aa1
Average Duration	3.7 years	3.7 years

Distribution by Credit Quality[4]
(% of fixed income portfolio)

Aaa	80.7%
Aa	2.9
A	9.4
Baa	7.0

Sector Diversification[5]
(% of fixed income portfolio)

Asset-Backed/Commercial Mortgage-Backed	8.2%
Finance	8.0
Foreign	3.3
Government Mortgage-Backed	37.8
Industrial	8.9
Treasury/Agency	31.7
Utilities	1.9
Other	0.2

Equity Investment Focus

Fixed Income Investment Focus

1  MSCI US Broad Market Index.

2  Barclays Capital U.S. Aggregate Bond Index.

3  Before expenses.

4  Moody’s Investors Service.

5  The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

See the glossary of investment terms.

8

Balanced Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1998–December 31, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value of
	Periods Ended December 31, 2008			a $10,000
	One Year	Five Years	Ten Years	Investment
Balanced Index Fund Investor Shares[1]	–22.21%	0.96%	2.08%	$12,281
Spliced Total Stock Market Index[2]	–37.04	–1.67	–0.63	9,385
Barclays Capital U.S. Aggregate Bond Index	5.24	4.65	5.63	17,297
Balanced Composite Index[3]	–22.04	1.08	2.18	12,407
Average Mixed-Asset Target Growth Fund[4]	–29.85	–0.91	0.73	10,755

				Final Value of
			Since	a $100,000
	One Year	Five Years	Inception[5]	Investment
Balanced Index Fund Admiral Shares	–22.12%	1.05%	1.28%	$110,919
Spliced Total Stock Market Index[2]	–37.04	–1.67	–2.26	83,031
Barclays Capital U.S. Aggregate Bond Index	5.24	4.65	6.05	161,239
Balanced Composite Index[3]	–22.04	1.08	1.34	111,472

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Dow Jones Wilshire 5000 Index through May 31, 2005; MSCI US Broad Market Index thereafter.

3  Weighted 60% stocks and 40% bonds. For stocks: Dow Jones Wilshire 5000 Index through May 31, 2005; MSCI US Broad Market Index thereafter. For bonds: Barclays Capital U.S. Aggregate Bond Index.

4  Derived from data provided by Lipper Inc.

5  Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: November 13, 2000.

9

Balanced Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2008		Final Value of
		Since	a $1,000,000
	One Year	Inception[1]	Investment
Balanced Index Fund Signal Shares	–22.12%	–5.39%	$878,858
MSCI US Broad Market Index	–37.04	–12.91	724,504
Barclays Capital U.S. Aggregate Bond Index	5.24	6.13	1,148,885
Balanced Composite Index[2]	–22.04	–5.36	879,448

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[1]	Investment
Balanced Index Fund Institutional Shares	–22.10%	1.09%	1.56%	$5,664,921
Spliced Total Stock Market Index[3]	–37.04	–1.67	–1.80	4,315,868
Barclays Capital U.S. Aggregate Bond Index	5.24	4.65	5.95	7,975,734
Balanced Composite Index[2]	–22.04	1.08	1.59	5,678,272

Fiscal-Year Total Returns (%): December 31, 1998–December 31, 2008

	Balanced Index Fund			Balanced
	Investor Shares			Composite
Fiscal	Capital	Income	Total	Index[3]
Year	Return	Return	Return	Total Return
1999	10.2%	3.4%	13.6%	13.4%
2000	–5.1	3.1	–2.0	–2.2
2001	–6.3	3.3	–3.0	–3.1
2002	–12.4	2.9	–9.5	–9.0
2003	16.7	3.2	19.9	20.1
2004	6.5	2.8	9.3	9.3
2005	1.9	2.8	4.7	4.8
2006	7.8	3.2	11.0	11.1
2007	3.0	3.2	6.2	6.3
2008	–24.6	2.4	–22.2	–22.0

1  Performance for the fund and its comparative standards is calculated since the following inception dates: September 1, 2006, for the Signal Shares, and December 1, 2000, for the Institutional Shares.

2  Weighted 60% stocks and 40% bonds. For stocks: Dow Jones Wilshire 5000 Index through May 31, 2005; MSCI US Broad Market Index thereafter. For bonds: Barclays Capital U.S. Aggregate Bond Index.

3  Dow Jones Wilshire 5000 Index through May 31, 2005; MSCI US Broad Market Index thereafter.

Note: See Financial Highlights tables for dividend and capital gains information.

10

Balanced Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2008

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
McDonald’s Corp.	519,332	32,297	0.5%
Comcast Corp. Class A	1,198,558	20,232	0.3%
† Consumer Discretionary—Other		350,752	4.6%
		403,281	5.4%
Consumer Staples
The Procter & Gamble Co.	1,360,925	84,132	1.1%
Wal-Mart Stores, Inc.	1,092,787	61,262	0.8%
The Coca-Cola Co.	960,687	43,490	0.6%
Philip Morris International Inc.	951,872	41,416	0.6%
PepsiCo, Inc.	722,917	39,594	0.5%
CVS Caremark Corp.	662,782	19,048	0.3%
† Consumer Staples—Other		209,044	2.8%
		497,986	6.7%
Energy
ExxonMobil Corp.	2,398,647	191,484	2.6%
Chevron Corp.	948,757	70,180	1.0%
ConocoPhillips Co.	666,698	34,535	0.5%
Schlumberger Ltd.	553,908	23,447	0.3%
Occidental Petroleum Corp.	377,309	22,635	0.3%
† Energy—Other		199,559	2.6%
		541,840	7.3%
Financials
JPMorgan Chase & Co.	1,701,342	53,643	0.7%
Wells Fargo & Co.	1,625,944	47,933	0.7%
Bank of America Corp.	2,331,542	32,828	0.5%
U.S. Bancorp	804,526	20,121	0.3%
Fannie Mae	502,602	382	0.0%
Freddie Mac	298,028	218	0.0%
† Financials—Other		507,708	6.7%
		662,833	8.9%

11

Balanced Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
	Johnson & Johnson	1,290,484	77,210	1.1%
	Pfizer Inc.	3,113,127	55,133	0.8%
	Abbott Laboratories	711,868	37,992	0.5%
	Merck & Co., Inc.	989,392	30,078	0.4%
*	Amgen Inc.	488,542	28,213	0.4%
	Wyeth	615,761	23,097	0.3%
*	Gilead Sciences, Inc.	424,828	21,726	0.3%
	Bristol-Myers Squibb Co.	914,146	21,254	0.3%
†	Health Care—Other		351,253	4.6%
			645,956	8.7%
Industrials
	General Electric Co.	4,847,169	78,524	1.1%
	United Technologies Corp.	423,063	22,676	0.3%
†	Industrials—Other		407,604	5.5%
			508,804	6.9%
Information Technology
	Microsoft Corp.	3,794,889	73,773	1.0%
	International Business Machines Corp.	625,624	52,653	0.7%
*	Cisco Systems, Inc.	2,728,060	44,467	0.6%
	Hewlett-Packard Co.	1,138,933	41,332	0.6%
	Intel Corp.	2,596,352	38,063	0.5%
*	Apple Inc.	409,075	34,915	0.5%
*	Google Inc.	110,419	33,970	0.5%
*	Oracle Corp.	1,907,128	33,813	0.5%
	QUALCOMM Inc.	757,793	27,152	0.4%
†	Information Technology—Other		308,865	4.0%
			689,003	9.3%

†Materials			148,138	2.0%

Telecommunication Services
	AT&T Inc.	2,721,455	77,561	1.1%
	Verizon Communications Inc.	1,315,158	44,584	0.6%
†	Telecommunication Services—Other		29,784	0.4%
			151,929	2.1%

†Utilities			195,938	2.6%
Total Common Stocks (Cost $4,695,812)			4,445,708	59.9%[1]

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
U.S. Treasury Bond	7.250%	5/15/16	26,915	36,062	0.5%
U.S. Treasury Bond	8.750%	5/15/17	22,975	33,859	0.5%
U.S. Treasury Bond	8.750%	8/15/20	20,650	32,291	0.4%
U.S. Treasury Bond	7.875%	2/15/21	19,400	28,876	0.4%
U.S. Treasury Bond	4.375%	2/15/38	17,910	24,061	0.3%
U.S. Treasury Bond	4.500%–13.250%	5/15/14–5/15/38	80,515	115,761	1.6%
U.S. Treasury

Inflation-Indexed Note	2.375%–3.500%	1/15/11–4/15/11	11,125	12,748	0.2%
U.S. Treasury Note	2.750%	10/31/13	72,208	76,766	1.0%

12

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	U.S. Treasury Note	1.500%	10/31/10	38,550	39,122	0.5%
	U.S. Treasury Note	1.750%	11/15/11	33,850	34,606	0.5%
	U.S. Treasury Note	4.500%	9/30/11	28,805	31,605	0.4%
	U.S. Treasury Note	1.250%	11/30/10	23,000	23,248	0.3%
	U.S. Treasury Note	6.500%	2/15/10	21,085	22,488	0.3%
	U.S. Treasury Note	3.750%	11/15/18	19,160	21,732	0.3%
	U.S. Treasury Note	0.875%–5.125%	12/31/09–8/15/18	132,115	142,103	1.9%
					675,328	9.1%
Agency Bonds and Notes
2	Federal Home Loan
	Mortgage Corp.	2.875%–7.000%	3/15/10–9/15/29	71,515	77,771	1.3%
2	Federal National
	Mortgage Assn.	2.875%–7.250%	1/15/10–7/15/37	78,595	86,372	1.2%
†	Agency Bonds and Notes—Other				77,784	0.7%
					241,927	3.2%
Conventional Mortgage-Backed Securities
2,3	Federal Home Loan
	Mortgage Corp.	4.000%–10.000%	1/1/09–5/1/38	398,363	409,791	6.0%
2,3	Federal National
	Mortgage Assn.	4.000%–10.500%	1/1/09–11/1/38	524,429	540,184	7.8%
3	Government National
	Mortgage Assn.	4.500%–11.000%	3/15/09–1/1/39	129,857	134,163	0.8%
					1,084,138	14.6%
Nonconventional Mortgage-Backed Securities
2,3	Federal Home Loan
	Mortgage Corp.	4.379%–6.511%	9/1/34–10/1/37	42,728	43,427	0.8%
2,3	Federal National
	Mortgage Assn.	4.135%–6.611%	11/1/33–9/1/37	53,132	53,780	0.5%
					97,207	1.3%
Total U.S. Government and Agency Obligations (Cost $1,992,170)					2,098,600	28.2%
Corporate Bonds
†[4]Asset-Backed/Commercial Mortgage-Backed Securities					142,308	1.9%

Finance
†[4]	Banking				147,228	2.0%
†	Brokerage				10,882	0.1%
	Finance Companies
	General Electric
	Capital Corp.	3.000%–6.750%	9/1/09–11/15/67	19,685	19,591	0.4%
†	Finance Companies—Other				16,230	0.1%
†[4]	Insurance				28,110	0.4%
†	Other Finance				1,378	0.0%
†	Real Estate Investment Trusts				8,815	0.1%
					232,234	3.1%
Industrial
†	Basic Industry				18,483	0.2%
	Capital Goods
	General Electric Co.	5.000%	2/1/13	2,000	2,030	0.1%
†[4]	Capital Goods—Other				25,528	0.3%
	Communication
	AT&T Inc.	5.100%–8.000%	11/15/10–6/15/34	7,145	7,700	0.3%
	AT&T Wireless	7.875%–8.125%	3/1/11–5/1/12	1,250	1,329	0.0%
	BellSouth Capital
	Funding Corp.	7.875%	2/15/30	150	162	0.0%

BellSouth Corp.	5.200%–6.875%	12/15/16–11/15/34	1,565	1,531	0.0%

13

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	BellSouth
	Telecommunications Inc.	6.375%	6/1/28	1,565	1,532	0.1%
	Cingular Wireless LLC	6.500%–7.125%	12/15/11–12/15/31	1,350	1,364	0.0%
	Pacific Bell	7.125%	3/15/26	200	209	0.0%
†[4]	Communication—Other				50,120	0.5%
†[4]	Consumer Cyclical				34,399	0.5%
	Consumer Noncyclical
	Johnson & Johnson	3.800%–6.950%	8/15/12–7/15/38	2,025	2,207	0.0%
	Procter & Gamble Co.	4.950%–6.450%	8/15/14–1/15/26	450	503	0.0%
3	Procter & Gamble Co. ESOP	9.360%	1/1/21	1,053	1,261	0.1%
†[4]	Consumer Noncyclical—Other				53,309	0.7%
†	Energy				26,165	0.3%
†	Other Industrial				210	0.0%
†[4]	Technology				16,142	0.2%
†	Transportation				12,328	0.2%
					256,512	3.5%
Utilities
†[4]	Electric				42,035	0.5%
†[4]	Natural Gas				13,462	0.2%
					55,497	0.7%
Total Corporate Bonds (Cost $771,911)					686,551	9.2%
†[4]Sovereign Bonds (U.S. Dollar-Denominated) (Cost $90,824)					93,970	1.3%
†Taxable Municipal Bonds (Cost $6,999)					6,508	0.1%
Temporary Cash Investments
				Shares
Money Market Fund
5,6 Vanguard Market Liquidity Fund		1.378%		113,757,802	113,758	1.5%

				Face
				Amount
				($000)
U.S. Agency Obligation
2,7 Federal Home Loan Mortgage Corp.		1.206%	4/30/09	3,000	2,997	0.1%
Total Temporary Cash Investments (Cost $116,746)				116,755		1.6%[1]
^Total Investments (Cost $7,674,462)				7,448,092		100.3%
Other Assets and Liabilities
Other Assets				65,232		0.9%
Liabilities[6]				(86,376)		(1.2%)
				(21,144)		(0.3%)
Net Assets				7,426,948		100.0%

14

Balanced Index Fund

At December 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	7,884,779
Overdistributed Net Investment Income	(12,847)
Accumulated Net Realized Losses	(219,499)
Unrealized Appreciation (Depreciation)
Investment Securities	(226,370)
Futures Contracts	885
Net Assets	7,426,948

Investor Shares—Net Assets
Applicable to 164,552,794 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,730,723
Net Asset Value Per Share—Investor Shares	$16.59

Admiral Shares—Net Assets
Applicable to 92,583,521 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,536,471
Net Asset Value Per Share—Admiral Shares	$16.60

Signal Shares—Net Assets
Applicable to 52,402,881 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	860,342
Net Asset Value Per Share—Signal Shares	$16.42

Institutional Shares—Net Assets
Applicable to 138,551,893 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,299,412
Net Asset Value Per Share—Institutional Shares	$16.60

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  The total value of securities on loan is $12,952,000.

†  Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 60.2% and 1.3%, respectively, of net assets.

2  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

3  The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

4  Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities was $16,188,000, representing 0.2% of net assets.

5  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

6  Includes $13,950,000 of collateral received for securities on loan.

7  Securities with a value of $2,997,000 have been segregated as initial margin for open futures contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Balanced Index Fund

Statement of Operations

Year Ended
December 31, 2008
($000)
Investment Income
Income
Dividends	110,542
Interest[1]	177,089
Security Lending	2,454
Total Income	290,085
Expenses
The Vanguard Group—Note B
Investment Advisory Services	266
Management and Administrative—Investor Shares	5,340
Management and Administrative—Admiral Shares	1,433
Management and Administrative—Signal Shares	801
Management and Administrative—Institutional Shares	876
Marketing and Distribution—Investor Shares	873
Marketing and Distribution—Admiral Shares	424
Marketing and Distribution—Signal Shares	245
Marketing and Distribution—Institutional Shares	720
Custodian Fees	274
Auditing Fees	34
Shareholders’ Reports—Investor Shares	89
Shareholders’ Reports—Admiral Shares	4
Shareholders’ Reports—Signal Shares	9
Shareholders’ Reports—Institutional Shares	44
Trustees’ Fees and Expenses	13
Total Expenses	11,445
Net Investment Income	278,640
Realized Net Gain (Loss)
Investment Securities Sold	(77,050)
Futures Contracts	(9,367)
Swap Contracts	(8,072)
Realized Net Gain (Loss)	(94,489)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(2,317,935)
Futures Contracts	625
Swap Contracts	(1,307)
Change in Unrealized Appreciation (Depreciation)	(2,318,617)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,134,466)

1  Interest income from an affiliated company of the fund was $1,413,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Balanced Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	278,640	295,221
Realized Net Gain (Loss)	(94,489)	80,040
Change in Unrealized Appreciation (Depreciation)	(2,318,617)	206,676
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,134,466)	581,937
Distributions
Net Investment Income
Investor Shares	(99,816)	(114,685)
Admiral Shares	(57,727)	(69,734)
Signal Shares	(32,581)	(23,471)
Institutional Shares	(83,067)	(88,153)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Total Distributions	(273,191)	(296,043)
Capital Share Transactions
Investor Shares	(89,669)	(327,478)
Admiral Shares	6,823	(302,634)
Signal Shares	(27,867)	739,779
Institutional Shares	111,796	153,741
Net Increase (Decrease) from Capital Share Transactions	1,083	263,408
Total Increase (Decrease)	(2,406,574)	549,302
Net Assets
Beginning of Period	9,833,522	9,284,220
End of Period[1]	7,426,948	9,833,522

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($12,847,000) and ($10,407,000).

See accompanying Notes, which are an integral part of the Financial Statements.

17

Balanced Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$22.01	$21.36	$19.81	$19.45	$18.27
Investment Operations
Net Investment Income	.615	.660	.600	.520	.490
Net Realized and Unrealized Gain (Loss)
on Investments	(5.432)	.650	1.550	.370	1.190
Total from Investment Operations	(4.817)	1.310	2.150	.890	1.680
Distributions
Dividends from Net Investment Income	(.603)	(.660)	(.600)	(.530)	(.500)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.603)	(.660)	(.600)	(.530)	(.500)
Net Asset Value, End of Period	$16.59	$22.01	$21.36	$19.81	$19.45

Total Return[1]	–22.21%	6.16%	11.02%	4.65%	9.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,731	$3,717	$3,926	$4,098	$4,674
Ratio of Total Expenses to
Average Net Assets	0.20%	0.19%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.11%	2.99%	2.93%	2.69%	2.66%
Portfolio Turnover Rate	50%	26%	33%	31%	26%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Balanced Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$22.02	$21.36	$19.82	$19.45	$18.28
Investment Operations
Net Investment Income	.633	.690	.608	.547	.497
Net Realized and Unrealized Gain (Loss)
on Investments	(5.432)	.650	1.550	.370	1.190
Total from Investment Operations	(4.799)	1.340	2.158	.917	1.687
Distributions
Dividends from Net Investment Income	(.621)	(.680)	(.618)	(.547)	(.517)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.621)	(.680)	(.618)	(.547)	(.517)
Net Asset Value, End of Period	$16.60	$22.02	$21.36	$19.82	$19.45

Total Return	–22.12%	6.31%	11.06%	4.79%	9.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,536	$2,040	$2,263	$1,860	$954
Ratio of Total Expenses to
Average Net Assets	0.11%	0.10%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to
Average Net Assets	3.20%	3.08%	3.02%	2.78%	2.75%
Portfolio Turnover Rate	50%	26%	33%	31%	26%

See accompanying Notes, which are an integral part of the Financial Statements.

19

Balanced Index Fund

Financial Highlights

Signal Shares

	Year Ended		Sept. 1,
	December 31,		2006[1] to
			Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007	2006
Net Asset Value, Beginning of Period	$21.78	$21.13	$20.22
Investment Operations
Net Investment Income	.626	.671	.209
Net Realized and Unrealized Gain (Loss) on Investments	(5.371)	.651	1.030
Total from Investment Operations	(4.745)	1.322	1.239
Distributions
Dividends from Net Investment Income	(.615)	(.672)	(.329)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.615)	(.672)	(.329)
Net Asset Value, End of Period	$16.42	$21.78	$21.13

Total Return	–22.12%	6.29%	6.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$860	$1,175	$429
Ratio of Total Expenses to Average Net Assets	0.11%	0.10%	0.11%[2]
Ratio of Net Investment Income to Average Net Assets	3.20%	3.08%	3.02%[2]
Portfolio Turnover Rate	50%	26%	33%

1 Inception.

2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Balanced Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$22.02	$21.36	$19.82	$19.46	$18.28
Investment Operations
Net Investment Income	.640	.697	.614	.543	.512
Net Realized and Unrealized Gain (Loss)
on Investments	(5.432)	.650	1.550	.370	1.190
Total from Investment Operations	(4.792)	1.347	2.164	.913	1.702
Distributions
Dividends from Net Investment Income	(.628)	(.687)	(.624)	(.553)	(.522)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.628)	(.687)	(.624)	(.553)	(.522)
Net Asset Value, End of Period	$16.60	$22.02	$21.36	$19.82	$19.46

Total Return	–22.10%	6.34%	11.10%	4.77%	9.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,299	$2,901	$2,666	$2,014	$1,656
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	3.24%	3.11%	3.05%	2.81%	2.78%
Portfolio Turnover Rate	50%	26%	33%	31%	26%

See accompanying Notes, which are an integral part of the Financial Statements.

21

Balanced Index Fund

Notes to Financial Statements

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Signal Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Swap Contracts: The fund has entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

22

Balanced Index Fund

The fund has also entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. A primary risk for interest rate and total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

4. Mortgage Dollar Rolls: The fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations to deliver purchased securities.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

23

Balanced Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2008, the fund had contributed capital of $1,944,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.78% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences are primarily attributed to tax deferral of losses on wash sales and will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized losses of $8,100,000 on swap contracts have been reclassified from accumulated net realized losses to overdistributed net investment income.

For tax purposes, at December 31, 2008, the fund had $2,470,000 of ordinary income available for distribution. The fund had available realized losses of $171,638,000 to offset future net capital gains of $25,260,000 through December 31, 2011, $61,005,000 through December 31, 2013, $46,470,000 through December 31, 2014, and $38,903,000 through December 31, 2016.

At December 31, 2008, the cost of investment securities for tax purposes was $7,721,437,000. Net unrealized depreciation of investment securities for tax purposes was $273,345,000, consisting of unrealized gains of $926,340,000 on securities that had risen in value since their purchase and $1,199,685,000 in unrealized losses on securities that had fallen in value since their purchase.

At December 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
S&P 500 Index	78	17,552	510
E-mini S&P 500 Index	104	4,681	161
E-mini Russell 2000 Index	55	2,738	148
S&P MidCap 400 Index	5	1,343	66

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

24

Balanced Index Fund

At December 31, 2008, the fund had the following open swap contracts:

Total Return Swaps
				Unrealized
		Notional	Floating	Appreciation
		Amount	Interest	(Depreciation)
Reference Entity/Termination Date	Counterparty[1]	($000)	Rate Paid[2]	($000)
Commercial Mortgage-Backed Securities
Index 4/30/09	BA	5,000	2.650%	—

1  BA—Bank of America, N.A.

2  Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

D. During the year ended December 31, 2008, the fund purchased $1,841,327,000 of investment securities and sold $1,134,159,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $2,576,668,000 and $3,326,146,000, respectively.

E. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	608,630	31,189	701,449	31,931
Issued in Lieu of Cash Distributions	96,622	5,070	111,329	5,050
Redeemed	(794,921)	(40,569)	(1,140,256)	(51,914)
Net Increase (Decrease)—Investor Shares	(89,669)	(4,310)	(327,478)	(14,933)
Admiral Shares
Issued	267,859	13,722	481,912	21,920
Issued in Lieu of Cash Distributions	51,029	2,679	62,440	2,833
Redeemed	(312,065)	(16,483)	(846,986)	(38,042)
Net Increase (Decrease)—Admiral Shares	6,823	(82)	(302,634)	(13,289)
Signal Shares
Issued	182,956	9,331	840,317	38,210
Issued in Lieu of Cash Distributions	31,816	1,687	23,083	1,056
Redeemed	(242,639)	(12,557)	(123,621)	(5,640)
Net Increase (Decrease)—Signal Shares	(27,867)	(1,539)	739,779	33,626
Institutional Shares
Issued	613,185	32,315	461,932	21,011
Issued in Lieu of Cash Distributions	82,724	4,358	87,807	3,982
Redeemed	(584,113)	(29,900)	(395,998)	(18,004)
Net Increase (Decrease)—Institutional Shares	111,796	6,773	153,741	6,989

25

Balanced Index Fund

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2008, based on the inputs used to value them:

	Investments	Futures	Swap
	in Securities	Contracts	Contracts
Valuation Inputs	($000)	($000)	($000)
Level 1—Quoted prices	4,559,466	885	—
Level 2—Other significant observable inputs	2,888,626	—	—
Level 3—Significant unobservable inputs	—	—	—
Total	7,448,092	885	—

26

Report of Independent Registered

Public Accounting Firm

To the Trustees of Vanguard Valley Forge Funds and the Shareholders of Vanguard Balanced Index Fund:

In our opinion, the accompanying statement of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Balanced Index Fund (constituting a separate portfolio of Vanguard Valley Forge Funds, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 23, 2009

Special 2008 tax information (unaudited) for Vanguard Balanced Index Fund

This information for the fiscal year ended December 31, 2008, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $105,889,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 37.9% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

27

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Balanced Index Fund Investor Shares[1]
Periods Ended December 31, 2008
	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	–22.21%	0.96%	2.08%
Returns After Taxes on Distributions	–22.87	0.16	1.05
Returns After Taxes on Distributions and Sale of Fund Shares	–14.16	0.50	1.24

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

28

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Balanced Index Fund	6/30/2008	12/31/2008	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$828.29	$0.97
Admiral Shares	1,000.00	829.16	0.55
Signal Shares	1,000.00	829.10	0.55
Institutional Shares	1,000.00	829.35	0.32
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.15	$1.07
Admiral Shares	1,000.00	1,024.60	0.61
Signal Shares	1,000.00	1,024.60	0.61
Institutional Shares	1,000.00	1,024.85	0.36

1  These calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.21% for Investor Shares, 0.12% for Admiral Shares, 0.12% for Signal Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

29

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

30

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

31

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

32

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 155 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee

John J. Brennan1

Born 1954. Trustee Since May 1987. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group (1996–2008).

Independent Trustees

Charles D. Ellis

Born 1937. Trustee Since January 2001. Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years: Retired Executive Chief Staff and Marketing Officer for North America and Corporate Vice President of Xerox Corporation (photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years: Chairman, President, and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services), since 2005.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal

Occupation(s) During the Past Five Years: President of the University of Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School for Communication, and Graduate School of Education of the University of Pennsylvania since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the University Center for Human Values (1990–2004), Princeton University; Director of Carnegie Corporation of New York since 2005 and of Schuylkill River Development Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Retired Corporate Vice President, Chief Global Diversity Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Vice President and Chief Information Officer (1997–2005) of Johnson & Johnson; Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Senior Associate Dean, and Director of Faculty Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.

Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson

Born 1936. Trustee Since April 1985. Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers

Thomas J. Higgins1

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group since 2008; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt1

Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group since 2008; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

F. William McNabb III1

Born 1957. Chief Executive Officer Since August 2008. President Since March 2008. Principal Occupation(s) During the Past Five Years: Chief Executive Officer, Director, and President of The Vanguard Group, Inc., since 2008; Chief Executive Officer and President of each of the investment companies served by The Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Heidi Stam1

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	James M. Norris
Mortimer J. Buckley	Ralph K. Packard
Kathleen C. Gubanich	Glenn W. Reed
Paul A. Heller	George U. Sauter
Michael S. Miller

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1  These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739
You can obtain a free copy of Vanguard’s proxy voting
Institutional Investor Services > 800-523-1036	guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by
Text Telephone for People	calling Vanguard at 800-662-2739. The guidelines are
With Hearing Impairment > 800-952-3335	also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
This material may be used in conjunction	either www.vanguard.com or www.sec.gov.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
The funds or securities referred to herein are not	at 202-551-8090. Information about your fund is also
sponsored, endorsed, or promoted by MSCI, and MSCI	available on the SEC’s website, and you can receive
bears no liability with respect to any such funds or	copies of this information, for a fee, by sending a
securities. For any such funds or securities, the	request in either of two ways: via e-mail addressed to
prospectus or the Statement of Additional Information	publicinfo@sec.gov or via regular mail addressed to the
contains a more detailed description of the limited	Public Reference Section, Securities and Exchange
relationship MSCI has with The Vanguard Group and	Commission, Washington, DC 20549-0102.
any related funds.

Russell is a trademark of The Frank Russell Company.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q020 022009

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
Common Stocks (59.9%)[1]
Consumer Discretionary (5.4%)
	McDonald’s Corp.	519,332	32,297
	Comcast Corp. Class A	1,198,558	20,232
	The Walt Disney Co.	823,210	18,679
	Home Depot, Inc.	783,656	18,040
	Time Warner, Inc.	1,654,575	16,645
	Lowe’s Cos., Inc.	677,012	14,569
	Target Corp.	340,537	11,759
	News Corp., Class A	1,041,666	9,469
	NIKE, Inc. Class B	173,190	8,833
*	Amazon.com, Inc.	147,824	7,580
	Yum! Brands, Inc.	216,924	6,833
*	DIRECTV Group, Inc.	282,574	6,474
	Staples, Inc.	324,966	5,823
	Johnson Controls, Inc.	274,845	4,991
	Carnival Corp.	202,192	4,917
*	Kohl’s Corp.	134,860	4,882
*	Apollo Group, Inc. Class A	62,106	4,759
*	Viacom Inc. Class B	246,795	4,704
	Best Buy Co., Inc.	162,016	4,554
*	Liberty Media Corp.	228,644	3,997
	TJX Cos., Inc.	194,149	3,994
	Omnicom Group Inc.	147,574	3,973
	H & R Block, Inc.	152,762	3,471
	The McGraw-Hill Cos., Inc.	147,003	3,409
*	Coach, Inc.	155,889	3,238
*	Starbucks Corp.	338,227	3,200
	The Gap, Inc.	234,590	3,141
*	Bed Bath & Beyond, Inc.	120,864	3,072
*	AutoZone Inc.	20,595	2,872
	Fortune Brands, Inc.	69,341	2,862
	Genuine Parts Co.	74,874	2,835
	Sherwin-Williams Co.	46,139	2,757
	Mattel, Inc.	167,475	2,680
	Marriott International, Inc. Class A	130,827	2,545
	Tim Hortons, Inc.	84,708	2,443
	CBS Corp.	273,803	2,242
	VF Corp.	40,285	2,206
	Macy’s Inc.	194,651	2,015
	J.C. Penney Co., Inc. (Holding Co.)	98,247	1,935
*,^	Ford Motor Co.	816,372	1,869
	Harley-Davidson, Inc.	109,766	1,863
	Cablevision Systems NY Group Class A	109,101	1,837
	Ross Stores, Inc.	61,415	1,826
*	O’Reilly Automotive, Inc.	59,355	1,825
*	Time Warner Cable, Inc.	84,100	1,804
*	Dollar Tree, Inc.	41,593	1,739
	Hasbro, Inc.	59,393	1,732
	Darden Restaurants Inc.	61,205	1,725
	DeVry, Inc.	30,018	1,723
*	ITT Educational Services, Inc.	18,123	1,721
	International Game Technology	137,438	1,634
	Family Dollar Stores, Inc.	61,197	1,595
	Comcast Corp. Special Class A	97,197	1,570

*	GameStop Corp. Class A	72,448	1,569
	Starwood Hotels & Resorts Worldwide, Inc.	86,866	1,555
	Advance Auto Parts, Inc.	44,585	1,500
	Whirlpool Corp.	34,831	1,440
	Strayer Education, Inc.	6,685	1,433
	Limited Brands, Inc.	142,754	1,433
	Tiffany & Co.	59,063	1,396
*	Toll Brothers, Inc.	63,026	1,351
	Newell Rubbermaid, Inc.	129,725	1,269
*	Priceline.com, Inc.	17,062	1,257

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*,^	Sears Holdings Corp.	32,146	1,250
	Polo Ralph Lauren Corp.	26,548	1,206
*,^	Wynn Resorts Ltd.	28,454	1,202
	BorgWarner, Inc.	54,432	1,185
*	Mohawk Industries, Inc.	27,267	1,172
	Black & Decker Corp.	27,703	1,158
	The Stanley Works	33,285	1,135
	Leggett & Platt, Inc.	74,358	1,130
	Pulte Homes, Inc.	101,282	1,107
*	Liberty Global, Inc. Class A	69,062	1,099
*	DISH Network Corp.	98,559	1,093
	Washington Post Co. Class B	2,794	1,090
	PetSmart, Inc.	58,803	1,085
*	Liberty Global, Inc. Series C	70,995	1,078
	Snap-On Inc.	26,735	1,053
	Burger King Holdings Inc.	43,719	1,044
	Garmin Ltd.	52,700	1,010
	Nordstrom, Inc.	74,838	996
	Abercrombie & Fitch Co.	40,863	943
	D. R. Horton, Inc.	132,798	939
	Scripps Networks Interactive	41,658	916
	Wendy’s/Arby’s Group, Inc.	184,336	911
	Royal Caribbean Cruises, Ltd.	65,459	900
*	Interpublic Group of Cos., Inc.	225,266	892
	Eastman Kodak Co.	135,471	891
*	Discovery Communications Inc. Class C	65,696	880
*	Discovery Communications Inc. Class A	61,796	875
*	NVR, Inc.	1,898	866
*	Las Vegas Sands Corp.	143,800	853
	Gannett Co., Inc.	105,244	842
*	Liberty Media Corp.-Interactive Series A	267,429	834
*	Urban Outfitters, Inc.	55,200	827
*	CarMax, Inc.	104,237	821
*	DreamWorks Animation SKG, Inc.	32,385	818
	American Eagle Outfitters, Inc.	86,915	814
*	Career Education Corp.	42,153	756
*	Expedia, Inc.	90,914	749
	John Wiley & Sons Class A	20,698	736
*	Marvel Entertainment, Inc.	23,901	735
*	Penn National Gaming, Inc.	33,651	719
	Autoliv, Inc.	33,234	713
*,^	Panera Bread Co.	13,400	700
	RadioShack Corp.	58,337	697
^	General Motors Corp.	211,038	675
*,^	Netflix.com, Inc.	22,438	671
*	LKQ Corp.	57,120	666
*	Corinthian Colleges, Inc.	39,791	651
	Tupperware Brands Corp.	28,640	650
	Virgin Media Inc.	130,085	649
*	WMS Industries, Inc.	23,775	640
*	The Goodyear Tire & Rubber Co.	106,957	639
*,^	MGM Mirage, Inc.	45,945	632
*	AutoNation, Inc.	62,360	616
	Centex Corp.	57,207	609
	Service Corp. International	121,359	603

*	Jack in the Box Inc.	26,180	578
	Gentex Corp.	65,395	577
*	Dick’s Sporting Goods, Inc.	40,326	569
*	Scientific Games Corp.	32,144	564
*	Rent-A-Center, Inc.	31,870	563
*	Tractor Supply Co.	15,549	562
*	Bally Technologies Inc.	23,035	554
*	Hanesbrands Inc.	43,407	553
*	Big Lots Inc.	37,942	550
	Wyndham Worldwide Corp.	83,286	546
	Matthews International Corp.	14,814	543

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Aaron Rents, Inc.	20,375	542
	Foot Locker, Inc.	72,032	529
	MDC Holdings, Inc.	17,135	519
*	Carter’s, Inc.	26,688	514
	Brinker International, Inc.	48,700	513
*	Aeropostale, Inc.	31,750	511
	Choice Hotels International, Inc.	16,600	499
	KB Home	36,613	499
	Phillips-Van Heusen Corp.	24,500	493
	Wolverine World Wide, Inc.	23,275	490
	Weight Watchers International, Inc.	16,618	489
	Hillenbrand Inc.	28,813	481
*	Deckers Outdoor Corp.	6,000	479
*	Chipotle Mexican Grill, Inc. Class B	8,155	467
	New York Times Co. Class A	62,708	460
*	Brink’s Home Security Holdings, Inc.	20,756	455
	WABCO Holdings Inc.	28,270	446
	Interactive Data Corp.	17,833	440
	Polaris Industries, Inc.	14,990	429
	Harman International Industries, Inc.	25,486	426
*	The Warnaco Group, Inc.	21,400	420
*	Lamar Advertising Co. Class A	33,324	419
*,^	Chipotle Mexican Grill, Inc.	6,736	417
	Guess ?, Inc.	26,555	408
	Pool Corp.	22,078	397
*	Office Depot, Inc.	133,047	396
*	Jarden Corp.	33,331	383
	Regal Entertainment Group Class A	36,850	376
	Lennar Corp. Class A	42,960	372
	International Speedway Corp.	12,955	372
	Ryland Group, Inc.	20,849	368
*	Fossil, Inc.	21,804	364
*	Collective Brands, Inc.	30,850	362
*	Chico’s FAS, Inc.	85,401	357
*	The Gymboree Corp.	13,400	350
*,^	Under Armour, Inc.	14,382	343
*,^	Vail Resorts Inc.	12,700	338
*	Capella Education Co.	5,720	336
	Williams-Sonoma, Inc.	42,417	333
*	Sonic Corp.	26,491	322
*	Lions Gate Entertainment Corp.	55,928	308
	Men’s Wearhouse, Inc.	22,692	307
	Bob Evans Farms, Inc.	14,638	299
*	Iconix Brand Group Inc.	29,788	291
	Sotheby’s	32,424	288
*	Saks Inc.	65,587	287
*	The Cheesecake Factory Inc.	28,292	286
	Meredith Corp.	16,672	285
	Callaway Golf Co.	30,604	284
	Barnes & Noble, Inc.	18,893	283
	Regis Corp.	19,212	279
*	Liberty Media Corp.-Capital Series A	58,261	274
*	CEC Entertainment Inc.	10,894	264
*	99 Cents Only Stores	24,129	264
*	Morningstar, Inc.	7,364	261

*	Coinstar, Inc.	13,292	259
*	The Children’s Place Retail Stores, Inc.	11,700	254
*	Texas Roadhouse, Inc.	31,500	244
	Jones Apparel Group, Inc.	41,240	242
	Cracker Barrel Old Country Store Inc.	11,723	241
	OfficeMax, Inc.	31,157	238
*	The Dress Barn, Inc.	21,888	235
*	Timberland Co.	19,968	231
	Thor Industries, Inc.	17,482	230
*	Gaylord Entertainment Co.	21,240	230
*	J. Crew Group, Inc.	18,322	224

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	American Public Education, Inc.	6,010	224
*	Jo-Ann Stores, Inc.	14,335	222
	The Buckle, Inc.	10,125	221
*	Live Nation, Inc.	37,657	216
*	Exide Technologies	40,786	216
*	Universal Technical Institute Inc.	12,378	213
*	Hibbett Sports Inc.	13,318	209
	Genesco, Inc.	12,245	207
*	Charming Shoppes, Inc.	84,456	206
	Scholastic Corp.	15,100	205
*,^	Life Time Fitness, Inc.	15,683	203
	Tempur-Pedic International Inc.	28,436	202
*	JAKKS Pacific, Inc.	9,761	201
*	P.F. Chang’s China Bistro, Inc.	9,500	199
*	Helen of Troy Ltd.	11,400	198
	Jackson Hewitt Tax Service Inc.	12,400	195
	Ethan Allen Interiors, Inc.	13,359	192
	Fred’s, Inc.	17,750	191
	Columbia Sportswear Co.	5,384	190
*	Hot Topic, Inc.	20,369	189
	Monro Muffler Brake, Inc.	7,320	187
*	Pinnacle Entertainment, Inc.	23,600	181
*,^	Blue Nile Inc.	7,307	179
*	California Pizza Kitchen, Inc.	16,650	178
*	Fuel Systems Solutions, Inc.	5,442	178
	Arbitron Inc.	13,378	178
	Brunswick Corp.	41,808	176
*	Steven Madden, Ltd.	8,087	172
*	HSN, Inc.	23,601	172
	Churchill Downs, Inc.	4,200	170
^	NutriSystem, Inc.	11,590	169
*	Papa John’s International, Inc.	8,900	164
	The Marcus Corp.	10,100	164
	National CineMedia Inc.	16,158	164
*	Jos. A. Bank Clothiers, Inc.	6,225	163
	CKE Restaurants Inc.	18,751	163
*	Shuffle Master, Inc.	32,813	163
*	PetMed Express, Inc.	9,100	160
	Brown Shoe Co., Inc.	18,675	158
*	Sally Beauty Co. Inc.	27,755	158
*	Steiner Leisure Ltd.	5,285	156
	Cato Corp. Class A	10,198	154
	American Greetings Corp. Class A	20,144	152
	UniFirst Corp.	5,100	151
*	Skechers U.S.A., Inc.	11,800	151
*	AnnTaylor Stores Corp.	25,728	148
*	Sirius XM Radio Inc.	1,230,226	148
*	thinkorswim Group, Inc.	26,069	147
*	Meritage Corp.	12,000	146
	Stewart Enterprises, Inc. Class A	48,300	145
*	Pre-Paid Legal Services, Inc.	3,880	145
	Stage Stores, Inc.	17,343	143
*	Buffalo Wild Wings Inc.	5,500	141
*	Standard Pacific Corp.	79,101	141

	Cooper Tire & Rubber Co.	22,793	140
	National Presto Industries, Inc.	1,820	140
*	Interval Leisure Group, Inc.	25,901	140
	Orient-Express Hotel Ltd.	18,100	139
	K-Swiss, Inc.	11,600	132
*	True Religion Apparel, Inc.	10,581	132
	Boyd Gaming Corp.	27,756	131
*	Quiksilver, Inc.	70,440	130
	Finish Line, Inc.	22,894	128
	World Wrestling Entertainment, Inc.	11,400	126
	Sinclair Broadcast Group, Inc.	40,700	126
*	Citi Trends Inc.	8,300	122

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Harte-Hanks, Inc.	19,399	121
	Liz Claiborne, Inc.	45,629	119
*	Ticketmaster Entertainment Inc.	18,301	117
*	Peet’s Coffee & Tea Inc.	4,934	115
*	BJ’s Restaurants Inc.	10,556	114
*	Cabela’s Inc.	19,200	112
	Lennar Corp. Class B	16,664	108
	Superior Industries International, Inc.	10,179	107
*	DSW Inc. Class A	8,551	107
*	Red Robin Gourmet Burgers, Inc.	6,300	106
	Penske Automotive Group Inc.	13,600	104
*	Universal Electronics, Inc.	6,389	104
*	Volcom, Inc.	9,414	103
*	Sturm, Ruger & Co., Inc.	17,076	102
	Speedway Motorsports, Inc.	6,285	101
*	Drew Industries, Inc.	8,382	101
^	DineEquity, Inc.	8,651	100
*	Midas Inc.	9,448	99
	Systemax Inc.	9,100	98
*	The Wet Seal, Inc. Class A	32,875	98
*	Coldwater Creek Inc.	33,818	96
	Christopher & Banks Corp.	17,102	96
*	Domino’s Pizza, Inc.	20,200	95
*	Ascent Media Corp.	4,300	94
	Ameristar Casinos, Inc.	10,854	94
	Ambassadors Group, Inc.	10,100	93
*	Unifi, Inc.	32,870	93
	Dillard’s Inc.	22,995	91
*	RC2 Corp.	8,400	90
	ArvinMeritor, Inc.	31,181	89
*,^	Blockbuster Inc. Class A	70,516	89
*	CTC Media, Inc.	18,424	88
*	Mediacom Communications Corp.	20,480	88
	Landry’s Restaurants, Inc.	7,384	86
*	Rentrak Corp.	7,200	85
	Group 1 Automotive, Inc.	7,851	85
*	TRW Automotive Holdings Corp.	22,855	82
*	1-800-FLOWERS.COM, Inc.	21,537	82
*	K12 Inc.	4,300	81
*	Clear Channel Outdoor Holdings, Inc. Class A	12,694	78
	Big 5 Sporting Goods Corp.	14,700	77
*	Cox Radio, Inc.	12,678	76
	Winnebago Industries, Inc.	12,342	74
	Haverty Furniture Cos., Inc.	7,948	74
	Movado Group, Inc.	7,876	74
	Blyth, Inc.	9,324	73
*	Knology, Inc.	14,007	72
	Cinemark Holdings Inc.	9,600	71
	The Pep Boys (Manny, Moe & Jack)	17,240	71
*	Raser Technologies, Inc.	18,900	70
*	Cavco Industries, Inc.	2,610	70
*	FGX International Holdings Ltd.	5,100	70
*	Maidenform Brands, Inc.	6,900	70
	Skyline Corp.	3,500	70
*	Leapfrog Enterprises, Inc.	19,980	70

*	Pacific Sunwear of California, Inc.	43,848	70
*	America’s Car-Mart, Inc.	5,000	69
	Cherokee Inc.	3,938	68
*	Lululemon Athletica, Inc.	8,467	67
	Spartan Motors, Inc.	13,989	66
*	RCN Corp.	10,935	65
	Weyco Group, Inc.	1,942	64
*,^	Crocs, Inc.	50,300	62
*	drugstore.com, Inc.	48,241	60
*	Orbitz Worldwide, Inc.	15,400	60
	Fisher Communications, Inc.	2,860	59

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Stamps.com Inc.	5,950	58
*	Tenneco Automotive, Inc.	19,660	58
	Modine Manufacturing Co.	11,838	58
*	Amerigon Inc.	17,600	57
*	Gaiam, Inc.	12,241	57
*	Ulta Salon, Cosmetics & Fragrance, Inc.	6,760	56
*	Steak n Shake Co.	9,282	55
*	Krispy Kreme Doughnuts, Inc.	32,697	55
	bebe stores, inc.	7,350	55
	Belo Corp. Class A	35,150	55
	Oxford Industries, Inc.	6,100	53
	American Axle & Manufacturing Holdings, Inc.	18,436	53
*	Shutterfly, Inc.	7,400	52
	Hearst-Argyle Television Inc.	8,411	51
*	Tween Brands, Inc.	11,798	51
*	Learning Tree International, Inc.	5,981	51
*	Zale Corp.	14,898	50
*	Daily Journal Corp.	1,428	49
*	Core-Mark Holding Co., Inc.	2,200	47
*	Monarch Casino & Resort, Inc.	4,000	47
*	Denny’s Corp.	23,112	46
*	Overstock.com, Inc.	4,262	46
*	Zumiez Inc.	5,956	44
	Stanley Furniture Co., Inc.	5,600	44
	Asbury Automotive Group, Inc.	9,700	44
*	Alloy, Inc.	10,275	43
	Journal Communications, Inc.	17,539	43
	Warner Music Group Corp.	14,212	43
*	West Marine, Inc.	9,762	41
	CKX, Inc.	11,273	41
	M/I Homes, Inc.	3,900	41
*	Reading International Inc. Class A	10,600	41
*	Hovnanian Enterprises Inc. Class A	23,476	40
	Sonic Automotive, Inc.	10,099	40
*	Audiovox Corp.	7,998	40
*	Lear Corp.	27,919	39
*	iRobot Corp.	4,345	39
*	Charlotte Russe Holding Inc.	6,000	39
*	Morgans Hotel Group	8,300	39
*	Steinway Musical Instruments Inc.	2,200	39
*	Dolan Media Co.	5,800	38
*	Cumulus Media Inc.	15,330	38
	La-Z-Boy Inc.	17,047	37
	Furniture Brands International Inc.	16,573	37
	CSS Industries, Inc.	2,010	36
*	AFC Enterprises, Inc.	7,585	36
*	Stoneridge, Inc.	7,700	35
*	Smith & Wesson Holding Corp.	15,460	35
*	Perry Ellis International Corp.	5,491	35
*	REX Stores Corp.	4,300	35
*	Mac-Gray Corp.	5,200	34
*	Ruby Tuesday, Inc.	21,633	34
*	Destination Maternity Corp.	4,134	32
*	Luby’s, Inc.	7,600	32
	Sealy Corp.	12,647	32

	Kenneth Cole Productions, Inc.	4,462	32
*	Palm Harbor Homes, Inc.	6,200	31
*	Entravision Communications Corp.	18,529	29
*	Champion Enterprises, Inc.	51,600	29
	Marine Products Corp.	5,136	29
*	R.H. Donnelley Corp.	77,839	29
	Strattec Security Corp.	1,725	28
	Arctic Cat, Inc.	5,600	27
*	Bluegreen Corp.	8,500	27
*	dELiA*S, Inc.	11,858	26
	Standard Motor Products, Inc.	7,500	26

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Playboy Enterprises, Inc. Class B	12,000	26
*	Visteon Corp.	73,852	26
*	Stein Mart, Inc.	22,666	26
*	Retail Ventures, Inc.	7,300	25
*	Dorman Products, Inc.	1,917	25
*	Quantum Fuel Systems Technologies Worldwide, Inc.	29,300	25
	E.W. Scripps Co. Class A	11,219	25
*	Shoe Carnival, Inc.	2,550	24
*	Nautilus Inc.	10,993	24
*	Morton’s Restaurant Group Inc.	8,400	24
	Entercom Communications Corp.	18,894	23
*	Hayes Lemmerz International, Inc.	51,337	23
*,^	Conn’s, Inc.	2,700	23
^	The McClatchy Co. Class A	28,497	23
*	Valassis Communications, Inc.	17,258	23
*	The Princeton Review, Inc.	4,500	22
*,^	Beazer Homes USA, Inc.	14,000	22
*	New York & Co., Inc.	9,500	22
	Dover Downs Gaming & Entertainment, Inc.	6,583	21
*	Viacom Inc. Class A	1,040	21
*	Tuesday Morning Corp.	12,473	20
*	Multimedia Games Inc.	8,500	20
*	MTR Gaming Group Inc.	12,037	20
*	Lazare Kaplan International, Inc.	4,741	20
	Koss Corp.	2,101	20
	Brookfield Homes Corp.	4,479	19
*	MarineMax, Inc.	5,700	19
	Talbots Inc.	7,978	19
*	Build-A-Bear-Workshop, Inc.	3,900	19
*	Isle of Capri Casinos, Inc.	5,797	19
	Lakes Entertainment, Inc.	4,613	19
*	Youbet.com, Inc.	21,280	19
*	Famous Dave’s of America, Inc.	6,350	18
	Lithia Motors, Inc.	5,600	18
	PRIMEDIA Inc.	8,292	18
*	Carriage Services, Inc.	8,900	18
*	Harris Interactive Inc.	27,000	18
*	Kirkland’s, Inc.	6,400	17
	Books-a-Million Inc.	6,500	17
*	Maxxam Inc.	1,225	17
*	Russ Berrie and Co., Inc.	5,538	16
*	Martha Stewart Living Omnimedia, Inc.	6,130	16
	AH Belo Corp.	6,710	15
*	Charter Communications, Inc.	178,032	15
*	Riviera Holdings Corp.	4,800	14
*,^	American Apparel, Inc.	7,100	14
	O’Charley’s Inc.	7,039	14
	Bassett Furniture Industries, Inc.	4,200	14
*	Empire Resorts Inc.	12,697	14
*	Saga Communications, Inc.	8,200	14
*	Six Flags, Inc.	42,579	13
*	Rubio’s Restaurants, Inc.	3,622	13
*	Great Wolf Resorts, Inc.	8,318	13
*	G-III Apparel Group, Ltd.	2,000	13
	CPI Corp.	3,600	13

	Heelys Inc.	5,550	13
*	Pier 1 Imports Inc.	33,984	13
^	Media General, Inc. Class A	7,157	13
*	Citadel Broadcasting Corp.	77,811	12
	Hooker Furniture Corp.	1,600	12
	Borders Group, Inc.	30,217	12
*	McCormick & Schmick’s Seafood Restaurants, Inc.	2,860	11
	Lifetime Brands, Inc.	3,200	11
*	Lodgian, Inc.	5,200	11
*	EDCI Holdings, Inc.	3,023	11
*	Lin TV Corp.	9,878	11

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Casual Male Retail Group, Inc.	20,575	11
*	Premier Exhibitions Inc.	8,900	10
*	New Motion, Inc.	8,417	10
*	Interstate Hotels & Resorts, Inc.	13,982	10
*	4Kids Entertainment Inc.	4,900	10
	Carmike Cinemas, Inc.	2,600	9
*	Trans World Entertainment Corp.	7,150	9
	Lee Enterprises, Inc.	22,798	9
*	Coachmen Industries, Inc.	4,740	9
	CBS Corp. Class A	1,040	9
*	Blockbuster Inc. Class B	13,181	9
*	Pomeroy IT Solutions, Inc.	2,700	8
*	Nobel Learning Communities, Inc.	609	8
*	Outdoor Channel Holdings Inc.	1,100	8
*	Benihana Inc. Class A	3,860	8
*	Cache, Inc.	3,950	8
	Dover Motorsports, Inc.	5,900	8
	Beasley Broadcast Group, Inc.	4,235	8
*	A.C. Moore Arts & Crafts, Inc.	4,858	7
*	Cost Plus, Inc.	7,100	7
*	Emerson Radio Corp.	9,600	6
*	Radio One, Inc.	14,000	6
*	Hollywood Media Corp.	6,000	6
*	Ruth’s Hospitality Group Inc.	4,202	6
*	Century Casinos, Inc.	5,100	5
	Libbey, Inc.	4,200	5
*	Cosi, Inc.	16,980	5
*	Select Comfort Corp.	18,937	5
	Flexsteel Industries, Inc.	701	5
	Monaco Coach Corp.	9,194	5
*	Radio One, Inc. Class D	20,091	5
*	LodgeNet Interactive Corp.	6,600	5
	Gray Television, Inc.	11,200	4
*	Nexstar Broadcasting Group, Inc.	8,317	4
*	Benihana Inc.	1,930	4
*	Jamba Inc.	9,207	4
*	Rocky Brands Inc	1,000	4
*	ValueVision Media, Inc.	11,940	4
	News Corp., Class B	400	4
*	Design Within Reach Inc.	5,339	4
*	Emmis Communications, Inc.	10,365	4
*	Navarre Corp.	8,214	3
*	Town Sports International Holdings, Inc.	1,000	3
*	Eddie Bauer Holding, Inc.	6,247	3
*	Salem Communications Corp.	3,960	3
	Shiloh Industries, Inc.	900	3
*	Carrols Restaurant Group Inc.	844	2
	Bon-Ton Stores, Inc.	2,200	2
*,^	Source Interlink Cos., Inc.	16,591	2
*	Lumber Liquidators, Inc.	200	2
*	Fleetwood Enterprises, Inc.	20,400	2
*	Tarrant Apparel Group, Inc.	3,500	2
*,^	Trump Entertainment Resorts, Inc.	11,058	2
*	Gander Mountain Co.	800	2

	Orleans Homebuilders, Inc.	1,500	2
	Craftmade International, Inc.	960	2
	Collectors Universe, Inc.	550	2
*	The Dixie Group, Inc.	1,011	2
*	Joe’s Jeans, Inc.	4,000	1
*	WPT Enterprises Inc.	2,947	1
	Escalade, Inc.	1,686	1
*	Ambassadors International, Inc.	1,700	1
*	Red Lion Hotels Corp.	500	1
	Noble International, Ltd.	2,700	1
*	Spanish Broadcasting System, Inc.	11,100	1
*	Fairchild Corp.	3,570	1

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	California Coastal Communities, Inc.	2,111	1
*	Regent Communications, Inc.	11,300	1
*	Culp, Inc.	400	1
*	S&K Famous Brands Inc.	1,795	1
	Cobra Electronics Corp.	398	—
*	DEI Holdings, Inc.	1,000	—
*	SPAR Group, Inc.	300	—
*	Gadzooks, Inc.	4,700	—
			403,281
Consumer Staples (6.7%)
	The Procter & Gamble Co.	1,360,925	84,132
	Wal-Mart Stores, Inc.	1,092,787	61,262
	The Coca-Cola Co.	960,687	43,490
	Philip Morris International Inc.	951,872	41,416
	PepsiCo, Inc.	722,917	39,594
	CVS Caremark Corp.	662,782	19,048
	Kraft Foods Inc.	672,050	18,045
	Colgate-Palmolive Co.	233,863	16,029
	Altria Group, Inc.	952,507	14,345
	Walgreen Co.	457,758	11,293
	Costco Wholesale Corp.	201,011	10,553
	Kimberly-Clark Corp.	192,067	10,130
	General Mills, Inc.	154,813	9,405
	Archer-Daniels-Midland Co.	268,416	7,738
	The Kroger Co.	287,958	7,605
	Sysco Corp.	278,632	6,392
	H.J. Heinz Co.	144,513	5,434
	Kellogg Co.	122,881	5,388
	Safeway, Inc.	201,536	4,790
	UST, Inc.	68,275	4,737
	Avon Products, Inc.	197,077	4,736
	Lorillard, Inc.	80,520	4,537
	The Clorox Co.	63,918	3,551
	ConAgra Foods, Inc.	209,702	3,460
	Reynolds American Inc.	81,338	3,279
	Sara Lee Corp.	327,863	3,210
	Campbell Soup Co.	103,155	3,096
	Bunge Ltd.	56,535	2,927
	Molson Coors Brewing Co. Class B	57,836	2,829
	The Hershey Co.	73,260	2,545
	J.M. Smucker Co.	54,913	2,381
*	Dr. Pepper Snapple Group, Inc.	118,052	1,918
	Church & Dwight, Inc.	31,155	1,748
	McCormick & Co., Inc.	54,117	1,724
	Coca-Cola Enterprises, Inc.	136,310	1,640
	Brown-Forman Corp. Class B	31,429	1,618
*	Ralcorp Holdings, Inc.	26,317	1,537
	The Estee Lauder Cos. Inc. Class A	48,906	1,514
	The Pepsi Bottling Group, Inc.	64,215	1,445
	SuperValu Inc.	98,958	1,445
*	Constellation Brands, Inc. Class A	90,640	1,429
*	Energizer Holdings, Inc.	25,451	1,378
*	Dean Foods Co.	71,379	1,283
	Tyson Foods, Inc.	135,105	1,184

*	Hansen Natural Corp.	34,125	1,144
	Hormel Foods Corp.	34,397	1,069
	Alberto-Culver Co.	40,505	993
	Corn Products International, Inc.	34,350	991
	Flowers Foods, Inc.	39,784	969
*	BJ’s Wholesale Club, Inc.	28,266	968
*	Smithfield Foods, Inc.	58,159	818
	Del Monte Foods Co.	92,603	661
	Whole Foods Market, Inc.	65,672	620
	PepsiAmericas, Inc.	29,601	603
*	Chattem, Inc.	7,605	544

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Casey’s General Stores, Inc.	23,025	524
	Ruddick Corp.	18,109	501
	Herbalife Ltd.	22,800	494
*	NBTY, Inc.	26,694	418
*	Winn-Dixie Stores, Inc.	25,466	410
*	TreeHouse Foods Inc.	14,911	406
*	Central European Distribution Corp.	19,550	385
*	Hain Celestial Group, Inc.	19,635	375
	Universal Corp. (VA)	11,700	349
	Lancaster Colony Corp.	9,951	341
*	United Natural Foods, Inc.	19,100	340
*,^	Green Mountain Coffee Roasters, Inc.	7,870	305
	Lance, Inc.	13,200	303
	Nash-Finch Co.	6,656	299
*	Chiquita Brands International, Inc.	20,136	298
	Vector Group Ltd.	21,464	292
	J & J Snack Foods Corp.	7,900	283
	Sanderson Farms, Inc.	8,019	277
	Tootsie Roll Industries, Inc.	10,797	277
	Nu Skin Enterprises, Inc.	25,801	269
*	Darling International, Inc.	46,007	253
*	American Oriental Bioengineering, Inc.	37,100	252
*	Smart Balance Inc.	34,400	234
	Spartan Stores, Inc.	9,800	228
	WD-40 Co.	6,412	181
*	The Pantry, Inc.	8,400	180
	The Andersons, Inc.	9,500	157
*	Alliance One International, Inc.	52,788	155
*	Elizabeth Arden, Inc.	12,138	153
*	USANA Health Sciences, Inc.	4,350	149
	Weis Markets, Inc.	3,952	133
	B&G Foods Inc.	23,200	125
*	Bare Escentuals, Inc.	23,837	125
*	Prestige Brands Holdings Inc.	10,746	113
	Cal-Maine Foods, Inc.	3,700	106
	Diamond Foods, Inc.	5,195	105
	Arden Group Inc. Class A	790	100
*	Boston Beer Co., Inc. Class A	3,300	94
	Ingles Markets, Inc.	5,000	88
	Griffin Land & Nurseries, Inc.	2,257	83
*	Central Garden & Pet Co. Class A	13,550	80
	Coca-Cola Bottling Co.	1,700	78
	Alico, Inc.	1,667	68
*	Rite Aid Corp.	219,938	68
*	Lifeway Foods, Inc.	7,522	68
*	The Great Atlantic & Pacific Tea Co., Inc.	10,726	67
	Farmer Brothers, Inc.	2,598	65
*	Zapata Corp.	10,300	62
*	Nutraceutical International Corp.	7,300	56
*	Star Scientific, Inc.	13,862	53
*	National Beverage Corp.	5,760	52
	Inter Parfums, Inc.	6,225	48
	Oil-Dri Corp. of America	2,500	47
*	Susser Holdings Corp.	3,392	45
	PriceSmart, Inc.	2,085	43

*	Revlon, Inc.	6,406	43
*	Central Garden and Pet Co.	6,775	40
*	Medifast, Inc.	6,400	35
*	Omega Protein Corp.	7,900	32
*	Parlux Fragrances, Inc.	9,354	27
*	John B. Sanfilippo & Son, Inc.	4,200	23
	Imperial Sugar Co.	1,200	17
	Mannatech, Inc.	6,650	16
*	Schiff Nutrition International, Inc.	2,700	16
	Village Super Market Inc. Class A	263	15
	Calavo Growers, Inc.	1,200	14

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Reddy Ice Holdings, Inc.	6,613	10
*	American Dairy, Inc.	500	8
*	Monterey Pasta Co.	2,700	3
*	Physicians Formula Holdings, Inc.	900	2
*	Jones Soda Co.	6,300	2
	MGP Ingredients, Inc.	2,300	2
*	Vermont Pure Holdings, Ltd.	800	1
*	iBioPharma Inc.	1,900	—
			497,986
Energy (7.3%)
	ExxonMobil Corp.	2,398,647	191,484
	Chevron Corp.	948,757	70,180
	ConocoPhillips Co.	666,698	34,535
	Schlumberger Ltd.	553,908	23,447
	Occidental Petroleum Corp.	377,309	22,635
	Devon Energy Corp.	195,166	12,824
	Apache Corp.	154,740	11,533
	XTO Energy, Inc.	254,050	8,960
	Marathon Oil Corp.	326,566	8,935
	Anadarko Petroleum Corp.	216,786	8,357
	EOG Resources, Inc.	115,154	7,667
	Halliburton Co.	405,925	7,380
	Hess Corp.	135,481	7,267
*	Transocean Ltd.	147,685	6,978
	Valero Energy Corp.	242,109	5,239
*	National Oilwell Varco Inc.	193,328	4,725
*	Southwestern Energy Co.	158,980	4,606
	Baker Hughes Inc.	142,761	4,578
	Spectra Energy Corp.	284,575	4,479
	Chesapeake Energy Corp.	254,665	4,118
	Noble Energy, Inc.	79,933	3,934
	Williams Cos., Inc.	266,747	3,862
	Murphy Oil Corp.	83,897	3,721
*	Weatherford International Ltd.	315,851	3,418
	Peabody Energy Corp.	126,296	2,873
	Noble Corp.	124,596	2,749
	El Paso Corp.	324,561	2,541
	Range Resources Corp.	72,248	2,485
*	Ultra Petroleum Corp.	71,107	2,454
	CONSOL Energy, Inc.	85,159	2,434
	Sunoco, Inc.	54,358	2,362
	Smith International, Inc.	101,824	2,331
*	Cameron International Corp.	101,362	2,078
	Diamond Offshore Drilling, Inc.	32,411	1,910
	ENSCO International, Inc.	66,804	1,897
*	Petrohawk Energy Corp.	115,254	1,801
	BJ Services Co.	137,320	1,603
*	Nabors Industries, Inc.	131,266	1,571
*	FMC Technologies Inc.	58,968	1,405
*	Pride International, Inc.	80,346	1,284
*	Kinder Morgan Management, LLC	32,096	1,283
*	Denbury Resources, Inc.	115,800	1,265
	Cabot Oil & Gas Corp.	48,100	1,251
*	Newfield Exploration Co.	61,552	1,216
*	Plains Exploration & Production Co.	50,424	1,172

	Helmerich & Payne, Inc.	48,510	1,104
	Arch Coal, Inc.	67,576	1,101
	Cimarex Energy Co.	38,857	1,041
*	Comstock Resources, Inc.	21,710	1,026
	Tidewater Inc.	22,611	911
	Pioneer Natural Resources Co.	55,809	903
	Tesoro Corp.	64,800	853
	Patterson-UTI Energy, Inc.	73,718	848
	Rowan Cos., Inc.	52,170	829
*	EXCO Resources, Inc.	83,345	755

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Oceaneering International, Inc.	25,505	743
	Southern Union Co.	52,397	683
*	Dresser Rand Group, Inc.	38,722	668
*	Forest Oil Corp.	40,475	667
*	Whiting Petroleum Corp.	19,724	660
*	IHS Inc. Class A	17,297	647
*	Exterran Holdings, Inc.	28,850	614
	Frontier Oil Corp.	48,364	611
	Core Laboratories N.V.	10,200	611
*	SEACOR Holdings Inc.	9,126	608
*	Superior Energy Services, Inc.	38,095	607
*	Encore Acquisition Co.	23,500	600
*	Unit Corp.	22,250	595
	St. Mary Land & Exploration Co.	29,007	589
*	Concho Resources, Inc.	25,511	582
	Overseas Shipholding Group Inc.	13,259	558
	Massey Energy Co.	39,179	540
*	Alpha Natural Resources, Inc.	32,486	526
	Penn Virginia Corp.	19,450	505
*	Continental Resources, Inc.	24,365	505
	World Fuel Services Corp.	13,195	488
*	Arena Resources, Inc.	16,900	475
	Walter Industries, Inc.	25,815	452
*	Oil States International, Inc.	24,015	449
*	Atwood Oceanics, Inc.	27,564	421
*	Contango Oil & Gas Co.	6,902	389
*	Mariner Energy Inc.	37,780	385
*	CNX Gas Corp.	14,093	385
*	Goodrich Petroleum Corp.	12,614	378
	Holly Corp.	19,786	361
	CARBO Ceramics Inc.	10,100	359
*	Bristow Group, Inc.	12,900	346
*	Bill Barrett Corp.	14,792	313
*	SandRidge Energy, Inc.	50,100	308
*	Helix Energy Solutions Group, Inc.	41,972	304
	Foundation Coal Holdings, Inc.	21,500	301
*	Quicksilver Resources, Inc.	51,950	289
*	Dril-Quip, Inc.	13,745	282
	Atlas America, Inc.	17,573	261
*	Key Energy Services, Inc.	57,920	255
*	Swift Energy Co.	14,700	247
*	Carrizo Oil & Gas, Inc.	15,207	245
	Lufkin Industries, Inc.	7,000	241
*	Patriot Coal Corp.	36,018	225
*	General Maritime Corp.	20,004	216
*	McMoRan Exploration Co.	19,222	188
*	James River Coal Co.	12,188	187
*	Hercules Offshore, Inc.	37,922	180
*	Parker Drilling Co.	61,600	179
*	Gulfmark Offshore, Inc.	7,500	178
*	USEC Inc.	39,530	177
	W&T Offshore, Inc.	12,297	176
*	Newpark Resources, Inc.	47,421	175
*	Hornbeck Offshore Services, Inc.	10,600	173
*	TETRA Technologies, Inc.	33,950	165

*	ION Geophysical Corp.	47,625	163
*	Stone Energy Corp.	14,766	163
*	Complete Production Services, Inc.	19,607	160
*	Rosetta Resources, Inc.	21,700	154
*	Willbros Group, Inc.	17,575	149
*	Vaalco Energy, Inc.	19,700	147
	RPC Inc.	14,825	145
*	Petroleum Development Corp.	5,891	142
*	GMX Resources Inc.	5,600	142
*	BPZ Energy, Inc.	22,000	141
	Western Refining, Inc.	18,100	140

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	International Coal Group, Inc.	59,163	136
*	Global Industries Ltd.	38,374	134
*,^	Delta Petroleum Corp.	27,534	131
*	Pioneer Drilling Co.	23,008	128
	Berry Petroleum Class A	16,900	128
*	Cal Dive International, Inc.	18,255	119
	Precision Drilling Trust	14,114	118
	Gulf Island Fabrication, Inc.	7,714	111
*	PetroQuest Energy, Inc.	16,400	111
*	NATCO Group Inc.	7,300	111
*	Clayton Williams Energy, Inc.	2,388	109
*	Enbridge Energy Management LLC	4,255	104
*	Matrix Service Co.	12,500	96
*	Oilsands Quest, Inc.	127,488	93
	APCO Argentina Inc.	3,384	90
*	Basic Energy Services Inc.	6,881	90
*,^	Clean Energy Fuels Corp.	14,700	89
*	PHI Inc. Non-Voting Shares	6,324	89
*	Harvest Natural Resources, Inc.	19,600	84
*	Warren Resources Inc.	36,220	72
*	Bronco Drilling Co., Inc.	10,270	66
*	ATP Oil & Gas Corp.	11,254	66
	Crosstex Energy, Inc.	16,708	65
*	Allis-Chalmers Energy Inc.	11,386	63
*	Rentech, Inc.	91,400	62
*	Toreador Resources Corp.	11,152	61
*	Gulfport Energy Corp.	14,900	59
*	Veneco Inc.	20,166	55
*,^	Cheniere Energy, Inc.	17,600	50
*	Tesco Corp.	6,762	48
*	Double Eagle Petroleum Co.	6,523	46
*	Credo Pete Corp.	5,050	43
*	T-3 Energy Services, Inc.	4,500	42
*	Brigham Exploration Co.	13,179	42
*	ENGlobal Corp.	12,800	42
*	Superior Well Services, Inc.	4,136	41
*	Natural Gas Services Group	4,000	41
*	FX Energy, Inc.	13,100	37
*	Dawson Geophysical Co.	1,900	34
	Panhandle Royalty Co.	1,800	32
*	Endeavor International Corp.	64,000	32
*	OYO Geospace Corp.	1,824	32
*	CVR Energy, Inc.	7,600	30
*,^	SulphCo, Inc.	31,693	30
*	Parallel Petroleum Corp.	14,040	28
*	Gasco Energy Inc.	71,046	28
*	Trico Marine Services, Inc.	5,968	27
^	Alon USA Energy, Inc.	2,797	26
*	Tri-Valley Corp.	13,900	25
*,^	GeoGlobal Resources Inc.	15,000	24
*	TXCO Resources Inc.	15,553	23
*	Harken Energy Corp.	7,047	21
*	The Meridian Resource Corp.	36,700	21
*	Union Drilling, Inc.	4,000	21

*	Callon Petroleum Co.	7,361	19
*	RAM Energy Resources, Inc.	20,039	18
*	Abraxas Petroleum Corp.	21,518	15
*,^	Evergreen Energy, Inc.	52,194	15
*	Energy Partners, Ltd.	10,536	14
*	Syntroleum Corp.	26,257	14
	Delek US Holdings, Inc.	2,400	13
*	Kodiak Oil & Gas Corp.	36,814	11
*	Westmoreland Coal Co.	1,000	11
*,^	Verenium Corp.	11,511	10
*	Pacific Ethanol, Inc.	22,380	10
*	Approach Resources Inc.	1,200	9

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Aventine Renewable Energy Holdings, Inc.	13,300	9
*	Rex Energy Corp.	2,736	8
*	CanArgo Energy Corp.	105,700	6
*	Bolt Technology Corp.	900	6
*	Uranium Resources Inc.	8,100	6
	Barnwell Industries, Inc.	1,000	4
*	Cano Petroleum Inc.	9,900	4
*	Ngas Resources Inc.	2,400	4
*	American Oil & Gas Inc.	4,017	3
*	Quest Resource Corp.	6,100	3
*	BMB Munai Inc.	1,500	2
*	Edge Petroleum Corp.	11,800	2
*	Geokinetics Inc.	600	1
*	Mitcham Industries, Inc.	300	1
			541,840
Financials (8.9%)
	JPMorgan Chase & Co.	1,701,342	53,643
	Wells Fargo & Co.	1,625,944	47,933
	Bank of America Corp.	2,331,542	32,828
	U.S. Bancorp	804,526	20,121
	Citigroup Inc.	2,514,815	16,874
	The Goldman Sachs Group, Inc.	180,842	15,261
	Bank of New York Mellon Corp.	530,069	15,017
	MetLife, Inc.	361,763	12,611
	The Travelers Cos., Inc.	273,212	12,349
	AFLAC Inc.	220,241	10,096
	American Express Co.	482,599	8,952
	PNC Financial Services Group	180,984	8,868
*	Berkshire Hathaway Inc. Class A	89	8,597
	The Chubb Corp.	166,789	8,506
	Merrill Lynch & Co., Inc.	707,011	8,230
	Ace Ltd.	154,210	8,161
	State Street Corp.	199,666	7,853
	The Allstate Corp.	238,126	7,801
	Morgan Stanley	462,043	7,411
	Charles Schwab Corp.	452,954	7,324
	BB&T Corp.	254,360	6,985
*	Berkshire Hathaway Inc. Class B	1,964	6,312
	Prudential Financial, Inc.	196,684	5,952
	CME Group, Inc.	28,029	5,833
	Marsh & McLennan Cos., Inc.	237,387	5,761
	Capital One Financial Corp.	173,875	5,545
	Wachovia Corp.	999,439	5,537
	Simon Property Group, Inc. REIT	104,117	5,532
	Aon Corp.	115,639	5,282
	Franklin Resources Corp.	75,832	4,837
	Northern Trust Corp.	92,095	4,802
	Public Storage, Inc. REIT	58,845	4,678
	SunTrust Banks, Inc.	155,476	4,593
	Progressive Corp. of Ohio	297,021	4,399
	Loews Corp.	151,392	4,277
	T. Rowe Price Group Inc.	113,715	4,030
	Annaly Capital Management Inc. REIT	249,275	3,956
	Vornado Realty Trust REIT	64,249	3,877

Equity Residential REIT	125,369	3,739
Hudson City Bancorp, Inc.	217,077	3,465
HCP, Inc. REIT	115,893	3,218
Boston Properties, Inc. REIT	55,381	3,046
Unum Group	159,912	2,974
People’s United Financial Inc.	160,537	2,862
Plum Creek Timber Co. Inc. REIT	79,189	2,751
The Principal Financial Group, Inc.	120,413	2,718
Invesco, Ltd.	178,600	2,579
Regions Financial Corp.	322,839	2,570
Ameriprise Financial, Inc.	100,391	2,345

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	The Hartford Financial Services Group Inc.	139,470	2,290
	Lincoln National Corp.	118,857	2,239
	Ventas, Inc. REIT	66,475	2,232
	Avalonbay Communities, Inc. REIT	35,955	2,178
*	IntercontinentalExchange Inc.	26,340	2,171
	Everest Re Group, Ltd.	28,500	2,170
	W.R. Berkley Corp.	67,854	2,103
	Cincinnati Financial Corp.	71,672	2,084
	Fifth Third Bancorp	242,339	2,002
	KeyCorp	229,945	1,959
	Willis Group Holdings Ltd.	78,497	1,953
	Kimco Realty Corp. REIT	106,767	1,952
*	SLM Corp.	217,949	1,940
	Moody’s Corp.	96,423	1,937
	Discover Financial Services	201,494	1,920
	M & T Bank Corp.	33,415	1,918
	Health Care Inc. REIT	45,286	1,911
	Axis Capital Holdings Ltd.	63,700	1,855
	Torchmark Corp.	40,363	1,804
	New York Community Bancorp, Inc.	150,782	1,803
	American International Group, Inc.	1,126,234	1,768
	PartnerRe Ltd.	24,776	1,766
	Host Hotels & Resorts Inc. REIT	228,467	1,729
*	Leucadia National Corp.	86,888	1,720
	Federal Realty Investment Trust REIT	27,568	1,711
	ProLogis REIT	122,548	1,702
	NYSE Euronext	62,135	1,701
	Assurant, Inc.	55,353	1,661
	Fidelity National Financial, Inc. Class A	92,685	1,645
*	Nasdaq Stock Market Inc.	65,301	1,614
*	TD Ameritrade Holding Corp.	110,332	1,572
	Regency Centers Corp. REIT	32,805	1,532
	Marshall & Ilsley Corp.	109,472	1,493
*	Reinsurance Group of America, Inc.	33,591	1,438
	Legg Mason Inc.	65,437	1,434
	HCC Insurance Holdings, Inc.	52,939	1,416
	Comerica, Inc.	70,339	1,396
	RenaissanceRe Holdings Ltd.	26,900	1,387
*	Arch Capital Group Ltd.	19,677	1,379
	Commerce Bancshares, Inc.	30,105	1,323
*	Markel Corp.	4,390	1,313
	Nationwide Health Properties, Inc. REIT	45,387	1,304
	Cullen/Frost Bankers, Inc.	24,986	1,266
	Huntington Bancshares Inc.	161,917	1,240
	Zions Bancorp	50,207	1,231
	Valley National Bancorp	60,132	1,218
	Old Republic International Corp.	101,203	1,206
	Associated Banc-Corp.	56,857	1,190
	Brown & Brown, Inc.	56,041	1,171
	Rayonier Inc. REIT	36,705	1,151
	Arthur J. Gallagher & Co.	43,901	1,137
	Nationwide Financial Services, Inc.	21,275	1,111
	Synovus Financial Corp.	132,133	1,097
	Realty Income Corp. REIT	46,781	1,083

	AMB Property Corp. REIT	45,746	1,071
	Eaton Vance Corp.	50,703	1,065
*	The St. Joe Co.	43,309	1,053
	Digital Realty Trust, Inc. REIT	32,050	1,053
	First American Corp.	36,287	1,048
	Liberty Property Trust REIT	45,335	1,035
	White Mountains Insurance Group Inc.	3,823	1,021
	Bank of Hawaii Corp.	22,473	1,015
	The Hanover Insurance Group Inc.	23,543	1,012
	First Horizon National Corp.	95,386	1,008
	SEI Investments Co.	63,108	991
	Senior Housing Properties Trust REIT	53,454	958

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Aspen Insurance Holdings Ltd.	39,330	954
	StanCorp Financial Group, Inc.	22,798	952
	City National Corp.	19,178	934
	Essex Property Trust, Inc. REIT	12,028	923
	Alexandria Real Estate Equities, Inc. REIT	14,928	901
	UDR, Inc. REIT	64,455	889
	First Niagara Financial Group, Inc.	51,800	838
	Platinum Underwriters Holdings, Ltd.	23,000	830
	BancorpSouth, Inc.	34,721	811
	American Financial Group, Inc.	35,340	809
	Highwood Properties, Inc. REIT	29,255	800
*	Affiliated Managers Group, Inc.	19,063	799
*	ProAssurance Corp.	14,810	782
	FirstMerit Corp.	37,960	782
	Fulton Financial Corp.	81,147	781
*	Sovereign Bancorp, Inc.	261,415	779
	Camden Property Trust REIT	24,780	777
	Raymond James Financial, Inc.	45,205	774
	Mack-Cali Realty Corp. REIT	31,089	762
	CIT Group Inc.	167,714	761
	TCF Financial Corp.	55,618	760
	Duke Realty Corp. REIT	68,127	747
	Corporate Office Properties Trust, Inc. REIT	24,192	743
	Jefferies Group, Inc.	52,428	737
	Allied World Assurance Holdings, Ltd.	18,075	734
*	Alleghany Corp.	2,573	726
	Endurance Specialty Holdings Ltd.	23,700	724
	Weingarten Realty Investors REIT	34,934	723
	Federated Investors, Inc.	42,574	722
	Wilmington Trust Corp.	31,491	700
	Westamerica Bancorporation	13,618	697
	SL Green Realty Corp. REIT	26,845	695
	IPC Holdings Ltd.	23,100	691
	Odyssey Re Holdings Corp.	13,200	684
	Montpelier Re Holdings Ltd.	40,208	675
	TFS Financial Corp.	52,104	672
	UMB Financial Corp.	13,621	669
	Hospitality Properties Trust REIT	44,870	667
	BRE Properties Inc. Class A REIT	23,815	666
	Washington REIT	23,453	664
	Popular, Inc.	127,409	657
	Susquehanna Bancshares, Inc.	40,818	649
	The Macerich Co. REIT	35,485	644
*	Knight Capital Group, Inc. Class A	39,768	642
	United Bankshares, Inc.	19,325	642
	Astoria Financial Corp.	38,295	631
	Taubman Co. REIT	24,700	629
	National City Corp.	346,675	627
	Healthcare Realty Trust Inc. REIT	26,655	626
	Home Properties, Inc. REIT	15,189	617
	Apollo Investment Corp.	66,074	615
	Omega Healthcare Investors, Inc. REIT	38,466	614
	Washington Federal Inc.	40,990	613
	Janus Capital Group Inc.	76,139	611
	National Retail Properties REIT	35,109	604

	Mercury General Corp.	13,055	600
	NewAlliance Bancshares, Inc.	45,581	600
	Douglas Emmett, Inc. REIT	45,459	594
*	MSCI, Inc.-Class A Shares	33,261	591
	Waddell & Reed Financial, Inc.	37,587	581
	Greenhill & Co., Inc.	8,300	579
	Erie Indemnity Co. Class A	15,366	578
	Old National Bancorp	31,624	574
	Prosperity Bancshares, Inc.	19,270	570
	Genworth Financial Inc.	199,932	566
	International Bancshares Corp.	25,620	559

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Selective Insurance Group	24,300	557
	Tanger Factory Outlet Centers, Inc. REIT	14,678	552
	Glacier Bancorp, Inc.	28,528	543
	MFA Mortgage Investments, Inc. REIT	91,900	541
	Zenith National Insurance Corp.	17,128	541
	R.L.I. Corp.	8,730	534
	XL Capital Ltd. Class A	144,201	534
	F.N.B. Corp.	39,675	524
	Kilroy Realty Corp. REIT	15,200	509
	Transatlantic Holdings, Inc.	12,670	508
	Trustmark Corp.	23,203	501
*	Argo Group International Holdings	14,717	499
	Hancock Holding Co.	10,855	493
	National Penn Bancshares Inc.	33,894	492
	Whitney Holdings Corp.	30,733	491
	East West Bancorp, Inc.	30,648	489
	Capitol Federal Financial	10,644	485
	Mid-America Apartment Communities, Inc. REIT	12,868	478
	Cathay General Bancorp	20,030	476
	Potlatch Corp. REIT	18,288	476
*	Investment Technology Group, Inc.	20,637	469
*	Signature Bank	16,331	469
*	Stifel Financial Corp.	10,200	468
	First Midwest Bancorp, Inc.	23,254	464
	Apartment Investment & Management Co. Class A REIT	39,903	461
	Entertainment Properties Trust REIT	15,434	460
^	PrivateBancorp, Inc.	13,941	453
	BOK Financial Corp.	11,112	449
*	CB Richard Ellis Group, Inc.	102,781	444
*	Conseco, Inc.	85,466	443
	Protective Life Corp.	30,610	439
	BioMed Realty Trust, Inc. REIT	37,120	435
	Equity Lifestyle Properties, Inc. REIT	11,250	432
	Hatteras Financial Corp. REIT	16,212	431
	First Commonwealth Financial Corp.	34,533	428
	DCT Industrial Trust Inc. REIT	83,837	424
	Jones Lang LaSalle Inc.	15,111	419
*	AmeriCredit Corp.	54,673	418
	CapitalSource Inc. REIT	90,202	417
	EastGroup Properties, Inc. REIT	11,700	416
	NBT Bancorp, Inc.	14,853	415
	First Financial Bankshares, Inc.	7,410	409
	Franklin Street Properties Corp. REIT	27,587	407
^	Umpqua Holdings Corp.	28,027	406
*	SVB Financial Group	15,434	405
	First BanCorp Puerto Rico	36,300	404
	American Campus Communities, Inc. REIT	19,586	401
	Provident Financial Services Inc.	25,826	395
	S & T Bancorp, Inc.	11,076	393
	Employers Holdings, Inc.	23,739	392
	Extra Space Storage Inc. REIT	37,879	391
	Sovran Self Storage, Inc. REIT	10,780	388
	MBIA, Inc.	94,356	384
	Cash America International Inc.	13,987	383
^	Park National Corp.	5,324	382

	Fannie Mae	502,602	382
	Assured Guaranty Ltd.	32,820	374
	Community Bank System, Inc.	15,300	373
	Max Re Capital Ltd.	20,800	368
*	Piper Jaffray Cos., Inc.	9,220	367
	UCBH Holdings, Inc.	53,221	366
*	Navigators Group, Inc.	6,593	362
	Delphi Financial Group, Inc.	19,614	362
	Inland Real Estate Corp. REIT	27,454	356
	Pacific Capital Bancorp	21,002	355
	HRPT Properties Trust REIT	104,660	353

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Unitrin, Inc.	21,951	350
	CVB Financial Corp.	29,375	350
	MB Financial, Inc.	12,462	348
	Post Properties, Inc. REIT	20,854	344
	Webster Financial Corp.	24,680	340
	TrustCo Bank NY	35,659	339
^	Equity One, Inc. REIT	19,103	338
	PS Business Parks, Inc. REIT	7,502	335
*	Interactive Brokers Group, Inc.	18,725	335
	IBERIABANK Corp.	6,900	331
	Infinity Property & Casualty Corp.	7,041	329
	National Health Investors REIT	11,900	326
	PacWest Bancorp	12,091	325
	American Capital Ltd.	99,680	323
	Tower Group, Inc.	11,400	322
	Brandywine Realty Trust REIT	41,437	319
*	KBW Inc.	13,836	318
*	Investors Bancorp, Inc.	23,646	318
	First Citizens BancShares Class A	2,059	315
	Brookline Bancorp, Inc.	28,989	309
	Chemical Financial Corp.	10,769	300
	Capstead Mortgage Corp. REIT	27,292	294
	Investors Real Estate Trust REIT	27,224	292
	Bank Mutual Corp.	25,071	289
*	E*TRADE Financial Corp.	248,400	286
	WesBanco, Inc.	10,494	286
	Cousins Properties, Inc. REIT	20,378	282
	Developers Diversified Realty Corp. REIT	57,710	282
	Ares Capital Corp.	44,182	280
	City Holding Co.	7,927	276
	optionsXpress Holdings Inc.	20,567	275
	Harleysville National Corp.	18,781	271
*	PHH Corp.	21,247	270
	Allied Capital Corp.	99,397	267
^	TowneBank	10,600	263
	Saul Centers, Inc. REIT	6,643	262
	United Fire & Casualty Co.	8,401	261
	MGIC Investment Corp.	74,617	260
*	Pinnacle Financial Partners, Inc.	8,668	258
	Financial Federal Corp.	11,100	258
	Alexander’s, Inc. REIT	989	252
*	EZCORP, Inc.	16,338	249
*	Hilltop Holdings Inc.	25,438	248
	Provident New York Bancorp, Inc.	19,730	245
	Sterling Financial Corp.	27,408	241
	Sterling Bancshares, Inc.	38,850	236
	First Financial Corp. (IN)	5,581	229
*	Amerisafe Inc.	10,800	222
^	Colonial BancGroup, Inc.	107,040	222
	DiamondRock Hospitality Co. REIT	43,685	221
*	Portfolio Recovery Associates, Inc.	6,500	220
	Freddie Mac	298,028	218
*,^	Citizens, Inc.	22,369	217
	Acadia Realty Trust REIT	15,000	214
*	Beneficial Mutual Bancorp, Inc.	18,732	211

	Anworth Mortgage Asset Corp. REIT	32,646	210
*	PICO Holdings, Inc.	7,896	210
*	Ocwen Financial Corp.	22,800	209
	Community Trust Bancorp Inc.	5,623	207
	Wintrust Financial Corp.	10,032	206
*	First Cash Financial Services, Inc.	10,600	202
	TriCo Bancshares	8,078	202
^	United Community Banks, Inc.	14,799	201
*	CNA Surety Corp.	10,410	200
	BlackRock Kelso Capital Corp.	20,190	199
	Simmons First National Corp.	6,737	199

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Safety Insurance Group, Inc.	5,189	197
	Citizens Banking Corp.	65,562	195
	American Equity Investment Life Holding Co.	27,800	195
*	Texas Capital Bancshares, Inc.	14,557	194
	Forest City Enterprise Class A	28,818	193
	Harleysville Group, Inc.	5,517	192
	StellarOne Corp.	11,315	191
	Amtrust Financial Services Inc.	16,445	191
	Home Bancshares Inc.	7,061	190
	Medical Properties Trust Inc. REIT	29,986	189
	Chimera Investment Corp.	54,695	189
	Colonial Properties Trust REIT	22,611	188
	American Physicians Capital, Inc.	3,900	188
	First Merchants Corp.	8,302	184
	Getty Realty Holding Corp. REIT	8,727	184
	LTC Properties, Inc. REIT	9,000	183
	LaSalle Hotel Properties REIT	16,460	182
	First Source Corp.	7,693	182
	Castlepoint Holdings Ltd.	13,352	181
	First Busey Corp.	9,811	179
	Northwest Bancorp, Inc.	8,313	178
	Univest Corp. of Pennsylvania	5,505	177
	Horace Mann Educators Corp.	19,085	175
	Bank of the Ozarks, Inc.	5,908	175
	CBL & Associates Properties, Inc. REIT	26,488	172
*	Enstar Group Ltd.	2,900	172
*	LaBranche & Co. Inc.	35,499	170
	SWS Group, Inc.	8,921	169
	Central Pacific Financial Co.	16,703	168
	Republic Bancorp, Inc. Class A	6,160	168
	Cedar Shopping Centers, Inc. REIT	23,600	167
	First Financial Bancorp	13,382	166
	Southside Bancshares, Inc.	7,016	165
	Mainsource Financial Group, Inc.	10,481	162
	The Phoenix Cos., Inc.	49,630	162
*	Riskmetrics Group Inc.	10,836	161
	Dime Community Bancshares	12,112	161
^	Redwood Trust, Inc. REIT	10,776	161
	Radian Group, Inc.	43,553	160
	First Bancorp (NC)	8,517	156
^	iStar Financial Inc. REIT	69,628	155
	Suffolk Bancorp	4,300	155
	Ambac Financial Group, Inc.	118,071	153
*	Oritani Financial Corp.	9,053	153
	Boston Private Financial Holdings, Inc.	22,163	152
*	Forestar Real Estate Group, Inc.	15,641	149
	Meadowbrook Insurance Group, Inc.	22,801	147
	The South Financial Group, Inc.	33,834	146
	First Industrial Realty Trust REIT	19,264	145
	National Western Life Insurance Co. Class A	857	145
*	FPIC Insurance Group, Inc.	3,300	144
	Nara Bancorp, Inc.	14,689	144
	Provident Bankshares Corp.	14,802	143
	Northfield Bancorp, Inc.	12,700	143
	Lakeland Bancorp, Inc.	12,674	143

	S.Y. Bancorp, Inc.	5,189	143
*	Western Alliance Bancorp	14,140	143
	Independent Bank Corp. (MA)	5,400	141
	State Auto Financial Corp.	4,617	139
	Tompkins Trustco, Inc.	2,390	139
*	World Acceptance Corp.	6,937	137
	Lakeland Financial Corp.	5,698	136
^	NorthStar Realty Finance Corp. REIT	34,458	135
	Stewart Information Services Corp.	5,720	134
	General Growth Properties Inc. REIT	104,008	134
*	Crawford & Co. Class B	9,050	132

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Life Partners Holdings	3,000	131
	Sunstone Hotel Investors, Inc. REIT	20,957	130
	WSFS Financial Corp.	2,700	130
	Hercules Technology Growth Capital, Inc.	16,200	128
	Columbia Banking System, Inc.	10,634	127
	Prospect Energy Corp.	10,500	126
	Lexington Realty Trust REIT	24,993	125
	Universal Health Realty Income REIT	3,752	123
*	TradeStation Group, Inc.	19,117	123
	Renasant Corp.	7,089	121
	ViewPoint Financial Group	7,327	118
	Berkshire Hills Bancorp, Inc.	3,778	117
	Pennsylvania REIT	15,649	117
	Sandy Spring Bancorp, Inc.	5,332	116
	BankFinancial Corp.	11,240	115
	Flagstone Reinsurance Holdings Ltd.	11,709	114
	Greene County Bancshares	8,402	114
	BancFirst Corp.	2,100	111
*	MF Global Ltd.	54,255	111
	RAIT Financial Trust REIT	42,555	111
*	PMA Capital Corp. Class A	15,612	111
	The PMI Group Inc.	56,500	110
	Nelnet, Inc.	7,600	109
	SCBT Financial Corp.	3,148	109
	Peapack Gladstone Financial Corp.	4,063	108
	First Community Bancshares, Inc.	3,079	107
*	Seabright Insurance Holdings, Inc.	9,100	107
	Flushing Financial Corp.	8,852	106
	Capital City Bank Group, Inc.	3,850	105
*	Virginia Commerce Bancorp, Inc.	20,165	104
*	Tejon Ranch Co.	4,200	104
	BancTrust Financial Group, Inc.	7,033	104
	Clifton Savings Bancorp, Inc.	8,692	103
	Sun Communities, Inc. REIT	7,326	103
	Wilshire Bancorp Inc.	11,250	102
	Urstadt Biddle Properties Class A REIT	6,391	102
	Arrow Financial Corp.	4,022	101
	EMC Insurance Group, Inc.	3,895	100
	MVC Capital, Inc.	9,000	99
	Capital Southwest Corp.	901	97
*	Sun Bancorp, Inc. (NJ)	12,879	96
	Union Bankshares Corp.	3,850	95
	Parkway Properties Inc. REIT	5,269	95
	Ashford Hospitality Trust REIT	80,665	93
	Westfield Financial, Inc.	8,986	93
*	First Mercury Financial Corp.	6,441	92
	Peoples Bancorp, Inc.	4,782	91
	GFI Group Inc.	25,768	91
	FBL Financial Group, Inc. Class A	5,883	91
*	MarketAxess Holdings, Inc.	11,113	91
*	eHealth, Inc.	6,800	90
	Presidential Life Corp.	9,100	90
	Washington Trust Bancorp, Inc.	4,493	89
*,^	Guaranty Financial Group, Inc.	33,841	88
*	United America Indemnity, Ltd.	6,800	87

	Kite Realty Group Trust REIT	15,523	86
*	Guaranty Bancorp	42,439	85
	OneBeacon Insurance Group Ltd.	8,107	85
*	FCStone Group, Inc.	18,800	83
	Compass Diversified Trust	7,370	83
	First Financial Holdings, Inc.	4,035	82
	Heartland Financial USA, Inc.	3,955	81
	Sterling Bancorp	5,785	81
	Kearny Financial Corp.	6,281	80
*	Encore Capital Group, Inc.	11,123	80
*	Republic First Bancorp, Inc.	9,019	79

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Abington Community Bancorp Inc.	8,563	79
	BGC Partners, Inc.	28,530	79
	Heritage Commerce Corp.	7,000	79
*	Penson Worldwide, Inc.	10,262	78
	Mission West Properties Inc. REIT	10,188	78
	German American Bancorp	6,797	77
*	Dollar Financial Corp.	7,500	77
*	The First Marblehead Corp.	59,851	77
	First Potomac REIT	7,995	74
	Associated Estates Realty Corp. REIT	8,108	74
^	Cascade Bancorp	10,816	73
	Old Second Bancorp, Inc.	6,115	71
	Agree Realty Corp. REIT	3,900	71
	Essa Bancorp Inc.	5,000	71
	PremierWest Bancorp	10,434	70
	Ames National Corp.	2,615	69
	National Financial Partners Corp.	22,825	69
	Southwest Bancorp, Inc.	5,344	69
*	FBR Capital Markets Corp.	14,232	69
	U-Store-It Trust REIT	15,495	69
	Princeton National Bancorp, Inc.	2,999	69
	Bryn Mawr Bank Corp.	3,402	68
	Gladstone Capital Corp.	8,419	68
	Merchants Bancshares, Inc.	3,611	68
	Cardinal Financial Corp.	11,910	68
^	Frontier Financial Corp.	15,450	67
	Calamos Asset Management, Inc.	9,004	67
*	Greenlight Capital Re. Ltd.	5,095	66
	Hanmi Financial Corp.	32,069	66
*	Thomas Weisel Partners Group, Inc.	13,900	66
	Consolidated-Tomoka Land Co.	1,700	65
	Danvers Bancorp, Inc.	4,761	64
	Medallion Financial Corp.	8,180	62
	Westwood Holdings Group, Inc.	2,100	60
	Sanders Morris Harris Group Inc.	9,701	58
	American Capital Agency Corp. REIT	2,700	58
^	Citizens & Northern Corp.	2,898	57
	Gamco Investors Inc. Class A	2,093	57
	OceanFirst Financial Corp.	3,436	57
	West Bancorporation	4,621	57
	First Financial Northwest, Inc.	6,016	56
	Center Bancorp, Inc.	6,845	56
	Kayne Anderson Energy Development Co.	7,400	56
	Student Loan Corp.	1,350	55
*,^	Ladenburg Thalmann Financial Services, Inc.	76,300	55
^	First South Bancorp, Inc.	4,352	55
	Oriental Financial Group Inc.	8,981	54
*	Avatar Holding, Inc.	1,994	53
	Resource Capital Corp. REIT	13,800	53
	Financial Institutions, Inc.	3,651	52
	Kansas City Life Insurance Co.	1,200	52
	State Bancorp, Inc.	5,243	51
	West Coast Bancorp	7,697	51
	Center Financial Corp.	8,115	50
	Strategic Hotels and Resorts, Inc. REIT	29,600	50

	Camden National Corp.	1,840	50
	First Security Group Inc.	10,668	49
	NGP Capital Resources Co.	5,761	48
	City Bank Lynnwood (WA)	9,265	48
	Advance America, Cash Advance Centers, Inc.	25,059	47
	Pulaski Financial Corp.	7,046	47
	Anthracite Capital Inc. REIT	21,100	47
	Donegal Group Inc. Class A	2,800	47
^	Corus Bankshares Inc.	42,180	47
	Baldwin & Lyons, Inc. Class B	2,573	47
	HF Financial Corp.	3,644	47

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Pacific Mercantile Bancorp	9,491	47
	CoBiz Inc.	4,773	46
	Penns Woods Bancorp, Inc.	2,008	46
	Cohen & Steers, Inc.	4,200	46
	FelCor Lodging Trust, Inc. REIT	24,868	46
	NYMAGIC, Inc.	2,400	46
	Gladstone Commercial Corp. REIT	5,300	45
*	Stratus Properties Inc.	3,604	45
	Banner Corp.	4,700	44
	Glimcher Realty Trust REIT	15,734	44
	Heritage Financial Corp.	3,576	44
	Ramco-Gershenson Properties Trust REIT	7,010	43
	National Bankshares, Inc.	2,192	43
	Jefferson Bancshares, Inc.	5,200	42
	Great Southern Bancorp, Inc.	3,677	42
*,^	Credit Acceptance Corp.	3,000	41
	Eastern Insurance Holdings, Inc.	5,100	41
	Shore Bancshares, Inc.	1,650	40
	Eastern Virginia Bankshares, Inc.	4,460	39
	American National Bankshares Inc.	2,283	39
*	Asset Acceptance Capital Corp.	7,559	39
	Hersha Hospitality Trust REIT	12,700	38
	MCG Capital Corp.	53,615	38
	Maguire Properties, Inc. REIT	25,900	38
^	United Security Bancshares (CA)	3,235	37
	Ameriserv Financial Inc.	18,587	37
	One Liberty Properties, Inc. REIT	4,200	37
	Northrim Bancorp Inc.	3,584	37
	UMH Properties, Inc. REIT	6,159	37
	Cadence Financial Corp.	7,800	36
	Macatawa Bank Corp.	10,455	36
	Evercore Partners Inc.	2,900	36
*	Waterstone Financial, Inc.	10,509	35
*	The Bancorp Inc.	9,358	35
	MBT Financial Corp.	11,530	35
	Farmers Capital Bank Corp.	1,430	35
	Centerstate Banks of Florida	2,042	35
	Cogdell Spencer Inc. REIT	3,700	35
*,^	CompuCredit Corp.	6,159	34
	Education Realty Trust, Inc. REIT	6,521	34
	Wainwright Bank & Trust Co.	5,682	33
	American Land Lease, Inc. REIT	2,400	33
^	TIB Financial Corp.	7,417	32
	PMC Commercial Trust REIT	4,300	32
	First M&F Corp.	3,952	32
	TierOne Corp.	8,416	32
	Amcore Financial, Inc.	8,652	31
	Capitol Bancorp Ltd.	3,990	31
	CFS Bancorp, Inc.	7,800	30
*	American Safety Insurance Holdings, Ltd.	2,300	30
	Investors Title Co.	812	30
^	Seacoast Banking Corp. of Florida	4,564	30
	Yadkin Valley Bank and Trust Co.	2,100	30
	Winthrop Realty Trust REIT	2,759	30
	First Bancorp, Inc.	1,500	30

	LSB Corp.	4,028	30
	Comm Bancorp, Inc.	843	30
	United Community Financial Corp.	32,272	29
	Independent Bank Corp. (MI)	13,405	29
	K-Fed Bancorp	4,436	29
	Ameris Bancorp	2,421	29
*,^	First Federal Financial Corp.	16,232	28
	Capital Bank Corp.	4,502	28
	Gladstone Investment Corp.	5,624	28
*	NewStar Financial, Inc.	6,812	27
	Smithtown Bancorp, Inc.	1,654	27

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Irwin Financial Corp.	20,387	26
	Enterprise Financial Services Corp.	1,685	26
	Sierra Bancorp	1,200	25
	Hawthorn Bancshares Inc.	1,461	25
	United Security Bancshares, Inc.	1,292	25
	Colony Bankcorp, Inc.	3,062	25
*	Harris & Harris Group, Inc.	6,200	24
*	Primus Guaranty, Ltd.	21,467	24
	Fifth Street Finance Corp.	3,126	24
	American Physicians Service Group, Inc.	1,090	23
	Pacific Continental Corp.	1,550	23
	TICC Capital Corp.	6,084	23
	Century Bancorp, Inc. Class A	1,440	23
	U.S. Global Investors, Inc. Class A	4,600	22
	Gramercy Capital Corp. REIT	17,524	22
	TF Financial Corp.	1,161	22
	First Place Financial Corp.	5,836	22
	DuPont Fabros Technology Inc. REIT	10,586	22
	Provident Financial Holdings, Inc.	4,832	22
	Monmouth Real Estate Investment Corp. REIT	3,100	22
	First Federal Bancshares of Arkansas, Inc.	2,933	22
	Intervest Bancshares Corp.	5,348	21
	Arbor Realty Trust, Inc. REIT	7,200	21
	Resource America, Inc.	5,286	21
	Camco Financial Corp.	6,536	21
	Roma Financial Corp.	1,600	20
	CapLease, Inc. REIT	11,600	20
	HopFed Bancorp, Inc.	1,815	20
	NewBridge Bancorp.	8,369	20
	Unity Bancorp, Inc.	5,069	20
	MutualFirst Financial Inc.	2,926	20
	Advanta Corp. Class B	9,200	19
	Horizon Financial Corp.	3,993	19
^	W Holding Co., Inc.	1,821	19
	Taylor Capital Group, Inc.	3,200	19
	Atlantic Coast Federal Corp.	4,745	18
	Capital Trust Class A REIT	5,099	18
*	First Regional Bancorp	5,600	18
*	Cowen Group, Inc.	2,900	18
	Anchor Bancorp Wisconsin Inc.	6,479	18
	BankAtlantic Bancorp, Inc. Class A	3,067	18
	North Valley Bancorp	4,618	17
	First State Bancorporation	10,265	17
	Newcastle Investment Corp. REIT	19,931	17
	Bank of Granite Corp.	6,687	16
	Codorus Valley Bancorp, Inc.	2,097	16
*	First Acceptance Corp.	5,500	16
	Wayne Savings Bancshares, Inc.	2,079	16
*	Meruelo Maddux Properties Inc.	12,240	15
^	JER Investors Trust Inc. REIT	16,172	15
	FNB Corp. (NC)	4,656	15
	ASTA Funding, Inc.	5,300	14
	First of Long Island Corp.	600	14
	Bank of Marin Bancorp	600	14
*	BCSB Bancorp, Inc.	1,582	14

	Thomas Properties Group, Inc.	5,320	14
	Landmark Bancorp Inc.	786	14
	Royal Bancshares of Pennsylvania, Inc.	4,060	14
*	Rewards Network Inc.	5,200	13
	Citizens South Banking Corp.	2,237	13
*	Pennsylvania Commerce Bancorp, Inc.	500	13
*	Community Bancorp	3,750	13
*	Superior Bancorp	4,089	13
^	Alesco Financial, Inc. REIT	28,832	13
	Advanta Corp. Class A	10,894	13
	First Defiance Financial Corp.	1,600	12

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	United PanAm Financial Corp.	7,392	12
*	Reis, Inc.	2,356	12
	Care Investment Trust Inc.	1,500	12
	Midwest Banc Holdings, Inc.	8,097	11
	Bridge Bancorp, Inc.	600	11
	HMN Financial, Inc.	2,621	11
	Mercantile Bank Corp.	2,546	11
*	Flagstar Bancorp, Inc.	15,254	11
	Ameriana Bancorp	1,926	11
	Kohlberg Capital Corp.	2,881	10
	Integra Bank Corp.	7,550	10
	Federal Agricultural Mortgage Corp. Class A	3,500	10
*	Ampal-American Israel Corp.	17,444	10
	PAB Bankshares, Inc.	2,195	10
*	Friedman, Billings, Ramsey Group, Inc. REIT	56,688	10
	Preferred Bank	1,573	9
	Independence Holding Co.	2,602	9
	Dynex Capital, Inc. REIT	1,400	9
	Patriot Capital Funding Inc.	2,500	9
	PennantPark Investment Corp.	2,500	9
	Rockville Financial, Inc.	600	8
	National Interstate Corp.	445	8
*	Tree.com, Inc.	2,950	8
	QC Holdings Inc.	2,008	8
*	First Keystone Financial, Inc.	958	8
	United Financial Bancorp, Inc.	491	7
	Alliance Financial Corp.	300	7
	Diamond Hill Investment Group	100	7
*	Deerfield Capital Corp.	1,764	6
*	Marlin Business Services Inc.	2,196	6
	Citizens First Bancorp, Inc.	2,748	6
*	Consumer Portfolio Services, Inc.	14,200	6
	Rainier Pacific Financial Group Inc.	3,925	5
*	Market Leader, Inc.	3,100	5
	Meta Financial Group, Inc.	554	5
*	American Independence Corp.	1,770	5
*	Meridian Interstate Bancorp, Inc.	500	5
	Lincoln Bancorp	300	5
^	Temecula Valley Bancorp, Inc.	4,763	4
^	Security Bank Corp.	4,192	4
	AmericanWest Bancorporation	5,796	4
	Vestin Realty Mortgage II, Inc.	1,269	4
*	First Mariner Bancorp, Inc.	5,242	4
	Imperial Capital Bancorp Inc.	1,671	4
	BRT Realty Trust REIT	1,000	4
*	Specialty Underwriters’ Alliance, Inc.	1,400	4
	Columbia Bancorp (OR)	1,800	4
	Federal Agricultural Mortgage Corp. Class C	900	3
	Capital Corp. of the West	3,272	3
	NASB Financial Inc.	100	3
	First United Corp.	200	3
*	Valley National Bankcorp Warrants Exp. 6/30/15	570	3
*	ZipRealty, Inc.	900	2
	Cascade Financial Corp.	375	2
	CNB Financial Corp.	200	2

*,^	Triad Guaranty, Inc.	4,400	2
^	BankUnited Financial Corp.	9,685	2
	Eagle Bancorp, Inc.	286	2
*	AMV Liquidating Trust	13,300	1
	Southern Community Financial Corp.	400	1
*	Encore Bancshares, Inc.	100	1
	Fidelity Southern Corp.	301	1
	Community Capital Corp.	115	1
	Grubb & Ellis Co.	600	1
	Affirmative Insurance Holdings, Inc.	500	1

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Habersham Bancorp	200	—
*	EBS Litigation LLC	6,856	—
*	FX Real Estate and Entertainment Inc.	2,254	—
			662,833
Health Care (8.7%)
	Johnson & Johnson	1,290,484	77,210
	Pfizer Inc.	3,113,127	55,133
	Abbott Laboratories	711,868	37,992
	Merck & Co., Inc.	989,392	30,078
*	Amgen Inc.	488,542	28,213
	Wyeth	615,761	23,097
*	Gilead Sciences, Inc.	424,828	21,726
	Bristol-Myers Squibb Co.	914,146	21,254
	Eli Lilly & Co.	472,474	19,027
*	Genentech, Inc.	219,317	18,184
	Medtronic, Inc.	519,826	16,333
	Baxter International, Inc.	290,226	15,553
	UnitedHealth Group Inc.	563,126	14,979
	Schering-Plough Corp.	751,730	12,802
*	Celgene Corp.	210,359	11,629
*	WellPoint Inc.	236,463	9,962
*	Medco Health Solutions, Inc.	233,868	9,801
	Covidien Ltd.	232,013	8,408
*	Genzyme Corp.	124,328	8,252
	Becton, Dickinson & Co.	112,700	7,708
*	Thermo Fisher Scientific, Inc.	193,929	6,607
*	Biogen Idec Inc.	134,292	6,396
	Aetna Inc.	218,284	6,221
	Cardinal Health, Inc.	166,254	5,731
	Allergan, Inc.	140,906	5,681
	Stryker Corp.	133,601	5,337
*	Express Scripts Inc.	97,010	5,334
*	St. Jude Medical, Inc.	158,208	5,215
	McKesson Corp.	127,637	4,943
*	Boston Scientific Corp.	625,571	4,842
*	Zimmer Holdings, Inc.	104,173	4,211
	Quest Diagnostics, Inc.	76,705	3,982
	C.R. Bard, Inc.	45,947	3,871
*	Forest Laboratories, Inc.	141,135	3,595
*	Laboratory Corp. of America Holdings	51,637	3,326
*	Humana Inc.	78,143	2,913
	AmerisourceBergen Corp.	73,326	2,615
*	Cephalon, Inc.	31,627	2,437
*	DaVita, Inc.	48,636	2,411
*	Intuitive Surgical, Inc.	17,943	2,279
	CIGNA Corp.	127,215	2,144
*	Vertex Pharmaceuticals, Inc.	68,630	2,085
*	Varian Medical Systems, Inc.	58,090	2,035
*	Hospira, Inc.	74,213	1,990
	DENTSPLY International Inc.	65,957	1,863
*	Life Technologies Corp.	79,114	1,844
*	Waters Corp.	45,789	1,678
*	Hologic, Inc.	118,265	1,546
	Omnicare, Inc.	54,684	1,518
*	Henry Schein, Inc.	41,352	1,517

*	Illumina, Inc.	56,428	1,470
*	Endo Pharmaceuticals Holdings, Inc.	56,389	1,459
*	Edwards Lifesciences Corp.	26,197	1,440
	Pharmaceutical Product Development, Inc.	49,498	1,436
*	Myriad Genetics, Inc.	21,287	1,410
*	Mylan Inc.	142,427	1,409
*	Covance, Inc.	29,439	1,355
*	Millipore Corp.	25,826	1,331
*	ResMed Inc.	34,954	1,310
	IMS Health, Inc.	84,899	1,287

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Beckman Coulter, Inc.	29,176	1,282
*	Cerner Corp.	32,124	1,235
*	Alexion Pharmaceuticals, Inc.	34,092	1,234
*	Watson Pharmaceuticals, Inc.	45,775	1,216
*	King Pharmaceuticals, Inc.	113,739	1,208
	Perrigo Co.	37,155	1,200
	Techne Corp.	17,274	1,115
*	Gen-Probe Inc.	25,420	1,089
*	Coventry Health Care Inc.	69,674	1,037
*	OSI Pharmaceuticals, Inc.	26,474	1,034
*	IDEXX Laboratories, Inc.	27,370	988
*,^	Valeant Pharmaceuticals International	41,448	949
*	Lincare Holdings, Inc.	34,376	926
	Teleflex Inc.	18,314	918
*	Onyx Pharmaceuticals, Inc.	26,098	892
*	Immucor Inc.	32,680	869
*	Charles River Laboratories, Inc.	31,975	838
*	Thoratec Corp.	25,762	837
*	BioMarin Pharmaceutical Inc.	46,805	833
	Universal Health Services Class B	21,697	815
*	Patterson Companies, Inc.	42,356	794
*	VCA Antech, Inc.	39,800	791
	PerkinElmer, Inc.	56,040	780
*	Magellan Health Services, Inc.	19,315	756
*	AMERIGROUP Corp.	25,126	742
	Owens & Minor, Inc.	19,670	741
*	Psychiatric Solutions, Inc.	26,466	737
*	Amylin Pharmaceuticals, Inc.	63,590	690
*	Warner Chilcott Ltd.	47,401	687
*	Haemonetics Corp.	12,062	682
*	Masimo Corp.	22,792	680
*	United Therapeutics Corp.	10,840	678
*	Bio-Rad Laboratories, Inc. Class A	8,905	671
	STERIS Corp.	27,937	667
*	Pediatrix Medical Group, Inc.	21,014	666
*	Community Health Systems, Inc.	44,671	651
*	Inverness Medical Innovations, Inc.	34,177	646
*	Cubist Pharmaceuticals, Inc.	26,506	640
*	Isis Pharmaceuticals, Inc.	44,425	630
	West Pharmaceutical Services, Inc.	15,475	584
*	Nuvasive, Inc.	16,650	577
*	Sepracor Inc.	50,971	560
*	PSS World Medical, Inc.	29,350	552
*	Health Net Inc.	49,524	539
*	Regeneron Pharmaceuticals, Inc.	29,284	538
*	LifePoint Hospitals, Inc.	23,271	532
*	Auxilium Pharmaceuticals, Inc.	18,400	523
*	Amedisys Inc.	12,534	518
*	Sequenom, Inc.	25,830	512
	Mentor Corp.	16,057	497
	Meridian Bioscience Inc.	19,208	489
*	Alkermes, Inc.	45,314	483
*	Kinetic Concepts, Inc.	25,022	480
*	Healthspring, Inc.	23,500	469
*	HLTH Corp.	44,665	467

*	HealthSouth Corp.	42,548	466
	Martek Biosciences Corp.	15,384	466
	Hill-Rom Holdings, Inc.	27,613	455
*	Varian, Inc.	13,530	453
*	ViroPharma Inc.	33,631	438
	Chemed Corp.	10,600	422
*	Celera Corp.	37,557	418
*	Luminex Corp.	18,816	402
*	Catalyst Health Solutions, Inc.	16,350	398
*	Centene Corp.	19,900	392
*	Alnylam Pharmaceuticals Inc.	15,700	388

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Dionex Corp.	8,500	381
*	Wright Medical Group, Inc.	18,200	372
	Medicis Pharmaceutical Corp.	26,592	370
*	The Medicines Co.	24,916	367
*	Gentiva Health Services, Inc.	12,531	367
*	AmSurg Corp.	15,200	355
*	Theravance, Inc.	28,584	354
	PDL BioPharma Inc.	57,195	353
	Cooper Cos., Inc.	21,498	353
*	Integra LifeSciences Holdings	9,801	349
*	HMS Holdings Corp.	10,933	345
*	Acorda Therapeutics Inc.	16,700	343
	Datascope Corp.	6,494	339
*	CONMED Corp.	13,940	334
	Landauer, Inc.	4,500	330
*	Eclipsys Corp.	22,800	324
*	Medarex, Inc.	56,151	313
*	AthenaHealth Inc.	8,300	312
*	American Medical Systems Holdings, Inc.	34,592	311
*	Exelixis, Inc.	61,605	309
*	Nektar Therapeutics	52,376	291
*	ABIOMED, Inc.	17,400	286
*	Cepheid, Inc.	27,122	282
*	AMAG Pharmaceuticals, Inc.	7,833	281
*	Greatbatch, Inc.	10,541	279
*	Xenoport Inc.	11,000	276
*	CV Therapeutics, Inc.	29,294	270
*	Align Technology, Inc.	30,461	267
*	Tenet Healthcare Corp.	229,989	264
*	Seattle Genetics, Inc.	29,486	264
	Allscripts Healthcare Solutions, Inc.	26,000	258
*	PAREXEL International Corp.	25,900	251
*	WellCare Health Plans Inc.	19,468	250
*	Halozyme Therapeutics Inc.	43,200	242
*	Advanced Medical Optics, Inc.	36,311	240
*	Conceptus, Inc.	15,600	237
*	Dendreon Corp.	51,533	236
*	PharMerica Corp.	14,954	234
*	Healthways, Inc.	20,213	232
*	Merit Medical Systems, Inc.	12,839	230
*	Volcano Corp.	15,300	229
*	Questcor Pharmaceuticals, Inc.	24,622	229
*	Phase Forward Inc.	17,914	224
*	Hanger Orthopedic Group, Inc.	14,935	217
*	Cougar Biotechnology Inc.	8,300	216
*	LHC Group Inc.	5,900	212
*	Geron Corp.	45,180	211
*	Cyberonics, Inc.	12,500	207
*	Salix Pharmaceuticals, Ltd.	23,258	205
*	Savient Pharmaceuticals Inc.	35,161	204
*	Incyte Corp.	52,582	199
*	ICU Medical, Inc.	6,000	199
*	Momenta Pharmaceuticals, Inc.	17,100	198
*	Health Management Associates Class A	110,804	198
*	Abraxis BioScience	2,986	197

*	Quidel Corp.	15,000	196
*	InterMune Inc.	18,400	195
*	Metabolix Inc.	15,284	194
*	Par Pharmaceutical Cos. Inc.	14,127	189
*	inVentiv Health, Inc.	16,315	188
*	Maxygen Inc.	21,091	188
	Invacare Corp.	12,107	188
*	Kindred Healthcare, Inc.	13,932	181
*	Ligand Pharmaceuticals Inc. Class B	65,899	181
*	Progenics Pharmaceuticals, Inc.	17,436	180
*	NPS Pharmaceuticals Inc.	28,946	180

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Omnicell, Inc.	14,500	177
*	AngioDynamics, Inc.	12,921	177
*	Cypress Bioscience, Inc.	25,177	172
*	Abaxis, Inc.	10,700	172
*	Enzon Pharmaceuticals, Inc.	29,291	171
	Teva Pharmaceutical Industries Ltd. Sponsored ADR	3,996	170
*	Vivus, Inc.	31,714	169
*	Natus Medical Inc.	13,000	168
*	Human Genome Sciences, Inc.	77,863	165
*	Sun Healthcare Group Inc.	17,929	159
*	Res-Care, Inc.	10,500	158
*	Cross Country Healthcare, Inc.	17,700	156
	Computer Programs and Systems, Inc.	5,800	155
*	Universal American Corp.	17,357	153
*	Zoll Medical Corp.	8,000	151
*	SurModics, Inc.	5,945	150
*	IRIS International, Inc.	10,700	149
*	MedAssets, Inc.	10,200	149
*,^	GTx, Inc.	8,800	148
*	SonoSite, Inc.	7,700	147
*	Genoptix, Inc.	4,100	140
	Analogic Corp.	5,100	139
*,^	MannKind Corp.	40,095	138
*	CryoLife Inc.	14,000	136
*	Somanetics Corp.	8,183	135
*	AMN Healthcare Services, Inc.	15,905	135
*	Accuray Inc.	25,957	134
*	Bio-Reference Laboratories, Inc.	5,044	132
*	ev3 Inc.	21,637	132
*	Assisted Living Concepts Inc.	31,721	132
*	Medivation Inc.	9,015	131
*	eResearch Technology, Inc.	19,350	128
*	Rigel Pharmaceuticals, Inc.	15,889	127
*	Pain Therapeutics, Inc.	21,400	127
*	CorVel Corp.	5,756	127
*	Orthovita, Inc.	36,716	124
	National Healthcare Corp.	2,400	122
*	Array BioPharma Inc.	29,985	121
*	Allos Therapeutics Inc.	19,823	121
*	Symmetry Medical Inc.	15,100	120
*	Odyssey Healthcare, Inc.	13,000	120
*	OraSure Technologies, Inc.	31,390	116
*	Albany Molecular Research, Inc.	11,811	115
*	Neogen Corp.	4,602	115
*	Nabi Biopharmaceuticals	34,071	114
*	Arena Pharmaceuticals, Inc.	27,008	113
*	Inspire Pharmaceuticals, Inc.	31,113	112
*	Emergency Medical Services LP Class A	3,000	110
*	Facet Biotech Corp.	11,439	110
*	Rochester Medical Corp.	7,086	109
*	Durect Corp.	31,841	108
*	MWI Veterinary Supply Inc.	4,000	108
*	ImmunoGen, Inc.	24,400	105
*	Matrixx Initiatives, Inc.	6,300	104

*	RehabCare Group, Inc.	6,832	104
*	Kendle International Inc.	4,000	103
*	Cardiac Science Corp.	13,656	102
	Brookdale Senior Living Inc.	18,271	102
*	Pharmasset, Inc.	7,700	101
*,^	Osiris Therapeutics, Inc.	5,258	101
*	Immunomedics Inc.	58,475	99
*	Idenix Pharmaceuticals Inc.	17,134	99
*	Noven Pharmaceuticals, Inc.	8,900	98
*	Indevus Pharmaceuticals, Inc.	30,343	95
*	Lexicon Pharmaceuticals Inc.	67,009	94
*	Affymetrix, Inc.	31,194	93

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Novavax, Inc.	48,922	92
*	Dyax Corp.	25,397	92
*	ArQule, Inc.	21,301	90
*	US Physical Therapy, Inc.	6,300	84
*	Genomic Health, Inc.	4,300	84
*	I-Flow Corp.	17,400	84
*	Kensey Nash Corp.	4,291	83
*	Orthofix International N.V.	5,401	83
*	Molina Healthcare Inc.	4,618	81
*	Almost Family Inc.	1,800	81
*	Air Methods Corp.	5,000	80
*	Vital Images, Inc.	5,700	79
*	Bruker BioSciences Corp.	19,264	78
*	Palomar Medical Technologies, Inc.	6,600	76
*	Accelrys Inc.	17,107	75
*	America Service Group Inc.	6,943	74
*	Optimer Pharmaceuticals Inc.	6,000	73
*	Neurocrine Biosciences, Inc.	22,534	72
*	Medical Action Industries Inc.	7,150	71
*	Akorn, Inc.	31,000	71
*	Sangamo BioSciences, Inc.	20,283	71
*	Micromet, Inc.	16,130	70
*	Clinical Data, Inc.	7,800	69
*	Emeritus Corp.	6,636	67
*	Alliance Imaging, Inc.	8,200	65
*	SuperGen, Inc.	33,900	65
*	Continucare Corp.	30,435	64
*	StemCells, Inc.	46,900	64
*	Pozen Inc.	12,462	63
*	Discovery Laboratories, Inc.	56,046	63
*	Stereotaxis Inc.	14,107	62
*	Biomimetic Therapeutics, Inc.	6,700	62
*	ArthroCare Corp.	12,913	62
*	MedCath Corp.	5,899	62
*	RTI Biologics, Inc.	21,863	60
*	American Dental Partners, Inc.	8,609	60
*	Insulet Corp.	7,700	59
*	VNUS Medical Technologies, Inc.	3,500	57
*,^	Zymogenetics, Inc.	18,875	57
*	Sirona Dental Systems Inc.	5,276	55
*	IPC The Hospitalist Co.	3,150	53
*	Skilled Healthcare Group Inc.	6,000	51
*	Spectranetics Corp.	19,196	50
*	Cambrex Corp.	10,772	50
*	TomoTherapy, Inc.	20,597	49
*	Synovis Life Technologies, Inc.	2,595	49
*	Adolor Corp.	29,200	48
*	ATS Medical, Inc.	17,226	48
*	K-V Pharmaceutical Co. Class A	16,333	47
*	Capital Senior Living Corp.	15,700	47
*	HealthTronics Surgical Services, Inc.	20,756	47
*	Enzo Biochem, Inc.	9,335	46
*	BioScrip Inc.	20,408	45
*	Dexcom Inc.	15,800	44
*	Life Sciences Research, Inc.	4,500	42

*	Senomyx, Inc.	15,083	42
*	Aastrom Biosciences, Inc.	83,800	42
*	Cantel Medical Corp.	2,800	41
*	NxStage Medical, Inc.	15,200	41
*	XOMA Ltd.	65,000	40
*,^	MiddleBrook Pharmaceuticals Inc.	26,570	40
*	Triple-S Management Corp.	3,400	39
*	Orexigen Therapeutics Inc.	7,000	39
*	Nighthawk Radiology Holdings, Inc.	7,985	39
*	Columbia Laboratories Inc.	30,465	39
*	Endologix, Inc.	32,193	39

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	AspenBio Pharma, Inc.	6,000	37
*	Novamed, Inc.	10,600	37
*	Sunrise Senior Living, Inc.	21,300	36
*	BMP Sunstone Corp.	6,337	35
*	Anadys Pharmaceuticals Inc.	21,879	34
*	Peregrine Pharmaceuticals, Inc.	118,381	34
*	Amicas, Inc.	20,076	34
	LCA-Vision Inc.	8,112	33
*	Idera Pharmaceuticals, Inc.	4,300	33
	Young Innovations, Inc.	2,100	32
	Psychemedics Corp.	4,980	32
*	Micrus Endovascular Corp.	2,600	30
*	Exactech, Inc.	1,758	30
	Atrion Corp.	300	29
*	DepoMed, Inc.	17,306	29
*	Rural/Metro Corp.	14,870	27
*	Celldex Therapeutics, Inc.	3,360	27
*	Alphatec Holdings, Inc.	11,000	26
*	Allion Healthcare Inc.	6,100	25
*	Cutera, Inc.	2,800	25
*	Anika Resh Inc.	8,000	24
*	Aspect Medical Systems, Inc.	6,996	24
*	Cadence Pharmaceuticals, Inc.	3,200	23
*	BioLase Technology, Inc.	15,314	23
*	SciClone Pharmaceuticals, Inc.	30,457	23
*	Cytokinetics, Inc.	7,525	21
*	BioSphere Medical Inc.	10,860	21
*	Emergent BioSolutions Inc.	800	21
*	Monogram Biosciences Inc.	7,963	21
*,^	Generex Biotechnology Corp.	66,500	21
*	PDI, Inc.	5,100	20
*	GenVec, Inc.	47,497	20
*	Obagi Medical Products, Inc.	2,700	20
*	Affymax Inc.	2,014	20
*	Harvard Bioscience, Inc.	7,434	20
*	Clarient, Inc.	11,990	20
*	Five Star Quality Care, Inc.	12,771	20
*	Hi-Tech Pharmacal Co., Inc.	3,513	19
*	AVI BioPharma, Inc.	29,300	19
*	RadNet, Inc.	5,579	19
*	National Dentex Corp.	3,896	18
*	Emageon Inc.	9,495	18
*	Santarus Inc.	11,122	17
*	ARIAD Pharmaceuticals, Inc.	20,212	17
*	Synta Pharmaceuticals Corp.	2,800	17
*	Hythiam Inc.	43,818	17
*	Vical, Inc.	12,115	17
*	RXi Pharmaceuticals Corp.	2,936	17
*	Caliper Life Sciences, Inc.	17,380	17
	Trimeris, Inc.	12,404	16
*	EPIX Pharmaceuticals Inc.	15,992	16
*	Penwest Pharmaceuticals Co.	10,450	16
	Cytrx Corp.	51,700	16
*	Hooper Holmes, Inc.	63,605	16
*	Telik, Inc.	39,883	15

*	La Jolla Pharmaceutical Co.	25,280	15
*	ThermoGenesis Corp.	33,937	15
*	Allied Healthcare International Inc.	13,217	14
*	Acadia Pharmaceuticals Inc.	15,540	14
*	Theragenics Corp.	11,916	14
*	Sonic Innovations, Inc.	13,930	14
*	Hansen Medical Inc.	1,921	14
*	Corcept Therapeutics Inc.	13,426	14
*	Cerus Corp.	18,474	13
*	Opko Health, Inc.	7,900	13
	Merge Healthcare Inc.	9,681	12

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Animal Health International, Inc.	5,800	12
*	Hemispherx Biopharma, Inc.	35,200	12
*	Infinity Pharmaceuticals, Inc.	1,525	12
*	Osteotech, Inc.	7,187	12
*	Cynosure Inc.	1,300	12
*	Alexza Pharmaceuticals, Inc.	3,696	12
	Ensign Group Inc.	692	12
*	Curis, Inc.	15,270	11
*	Nuvelo, Inc.	35,718	11
*	Insmed Inc.	22,150	10
*	Pharmacyclics, Inc.	12,630	10
*	Biodel Inc.	2,000	10
*	Repligen Corp.	2,500	9
*	CPEX Pharmaceuticals, Inc.	940	9
*	Hollis-Eden Pharmaceuticals, Inc.	12,818	9
*	Strategic Diagnostics Inc.	9,612	9
*	EntreMed, Inc.	53,110	8
*	Orthologic Corp.	20,010	8
*	Neose Technologies, Inc.	24,574	8
*	BioCryst Pharmaceuticals, Inc.	6,000	8
*	Icad Inc.	7,000	8
*	Repros Therapeutics, Inc.	700	7
*	Caraco Pharmaceutical Laboratories, Ltd.	1,200	7
*	CuraGen Corp.	15,252	7
*	Emisphere Technologies, Inc.	8,800	7
*	Poniard Pharmaceuticals, Inc.	3,573	7
*	Cell Genesys, Inc.	31,265	7
*	Genelabs Technologies, Inc.	5,200	7
*	SRI/Surgical Express, Inc.	3,833	7
*	Javelin Pharmaceuticals, Inc.	5,076	6
*	Avigen, Inc.	7,930	6
*	deCODE genetics, Inc.	30,173	6
*	STAAR Surgical Co.	2,300	5
*	Arrowhead Research Corp.	5,498	5
*	Pharmanet Development Group, Inc.	5,505	5
*	Orchid Cellmark, Inc.	7,589	5
*	Avanir Pharmaceuticals Class A	12,100	5
*	IVAX Diagnostics, Inc.	8,700	5
*	Providence Service Corp.	3,100	4
*	GTC Biotherapeutics, Inc.	13,981	4
*	Oxigene, Inc.	6,748	4
*	Candela Corp.	8,123	4
*	Antigenics, Inc.	8,912	4
*	SCOLR Pharma Inc.	6,600	4
*	Exact Sciences Corp.	7,166	4
*	Ista Pharmaceuticals Inc.	5,337	4
*	Nanogen, Inc.	26,400	4
*	Dynavax Technologies Corp.	4,363	4
*	Altus Pharmaceuticals, Inc.	6,684	4
*	NMT Medical, Inc.	3,531	3
*	Panacos Pharmaceuticals Inc.	23,595	3
*	Northstar Neuroscience, Inc.	2,700	3
*	ADVENTRX Pharmaceuticals, Inc.	35,400	3
*	Minrad International, Inc.	23,000	3
*	DUSA Pharmaceuticals, Inc.	2,300	2

*	Mediware Information Systems, Inc.	500	2
*	Keryx Biopharmaceuticals, Inc.	10,400	2
*	Insite Vision, Inc.	12,200	2
*	Vanda Parmaceuticals, Inc.	3,600	2
*	Hana Biosciences, Inc.	6,238	1
*	Dialysis Corp. of America	200	1
*	Oscient Pharmaceuticals Corp.	7,381	1
*	Epicept Corp.	1,913	1
*	Neurogen Corp.	7,920	1
*	Vascular Solutions, Inc.	100	1
*	Combinatorx, Inc.	1,300	1

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Digirad Corp.	1,200	1
*	Inhibitex Inc.	1,400	—
*	Anesiva, Inc.	1,135	—
*	Neurobiological Technolgoies, Inc.	776	—
*	Palatin Technologies, Inc.	1,600	—
			645,956
Industrials (6.9%)
	General Electric Co.	4,847,169	78,524
	United Technologies Corp.	423,063	22,676
	3M Co.	306,635	17,644
	United Parcel Service, Inc.	315,021	17,377
	The Boeing Co.	325,192	13,876
	Emerson Electric Co.	358,802	13,136
	Lockheed Martin Corp.	155,537	13,078
	Caterpillar, Inc.	281,533	12,576
	Burlington Northern Santa Fe Corp.	159,325	12,062
	Union Pacific Corp.	235,437	11,254
	Honeywell International Inc.	327,015	10,736
	Raytheon Co.	191,728	9,786
	General Dynamics Corp.	156,236	8,998
	FedEx Corp.	136,835	8,778
	Norfolk Southern Corp.	173,610	8,168
	Deere & Co.	199,455	7,643
	Waste Management, Inc.	227,044	7,524
	Illinois Tool Works, Inc.	192,349	6,742
	Danaher Corp.	118,101	6,686
	Northrop Grumman Corp.	148,358	6,682
	CSX Corp.	188,649	6,125
	Tyco International, Ltd.	219,784	4,747
	PACCAR, Inc.	159,743	4,569
	C.H. Robinson Worldwide Inc.	78,567	4,324
	L-3 Communications Holdings, Inc.	56,021	4,133
	Republic Services, Inc. Class A	165,864	4,112
	Precision Castparts Corp.	64,441	3,833
	Fluor Corp.	83,030	3,726
	ITT Industries, Inc.	80,082	3,683
	Eaton Corp.	73,299	3,644
	Parker Hannifin Corp.	77,824	3,311
	Expeditors International of Washington, Inc.	98,582	3,280
	Southwest Airlines Co.	340,854	2,938
	Rockwell Collins, Inc.	74,009	2,893
	Dover Corp.	87,242	2,872
*	Jacobs Engineering Group Inc.	56,940	2,739
	Ingersoll-Rand Co.	148,145	2,570
*	First Solar, Inc.	18,449	2,545
	Pitney Bowes, Inc.	96,641	2,462
	Cummins Inc.	89,500	2,392
	Cooper Industries, Inc. Class A	80,918	2,365
	W.W. Grainger, Inc.	29,943	2,361
*	Iron Mountain, Inc.	89,159	2,205
	Goodrich Corp.	58,125	2,152
*	Stericycle, Inc.	39,762	2,071
	Rockwell Automation, Inc.	63,943	2,062
	Fastenal Co.	58,746	2,047
	The Dun & Bradstreet Corp.	25,226	1,947

	Masco Corp.	171,763	1,912
	Roper Industries Inc.	41,347	1,795
*	Delta Air Lines Inc.	141,075	1,617
*	Quanta Services, Inc.	81,577	1,615
	Textron, Inc.	115,988	1,609
*	URS Corp.	39,431	1,608
	Pall Corp.	55,400	1,575
*	Foster Wheeler Ltd.	67,302	1,574
	Equifax, Inc.	59,187	1,570
	Ametek, Inc.	49,769	1,504

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Cintas Corp.	64,712	1,503
	Avery Dennison Corp.	44,599	1,460
	Robert Half International, Inc.	68,515	1,426
	Flowserve Corp.	26,440	1,362
*	Alliant Techsystems, Inc.	15,470	1,327
	R.R. Donnelley & Sons Co.	96,906	1,316
*	Covanta Holding Corp.	57,853	1,270
	Manpower Inc.	37,336	1,269
*	AMR Corp.	118,076	1,260
	KBR Inc.	79,800	1,213
*	Waste Connections, Inc.	36,550	1,154
	Joy Global Inc.	50,375	1,153
	Donaldson Co., Inc.	33,077	1,113
	Harsco Corp.	39,246	1,086
*	FTI Consulting, Inc.	23,580	1,054
	Pentair, Inc.	44,260	1,048
*	McDermott International, Inc.	104,900	1,036
	Lincoln Electric Holdings, Inc.	20,225	1,030
*	AGCO Corp.	43,103	1,017
	SPX Corp.	24,943	1,011
	Ryder System, Inc.	26,050	1,010
	J.B. Hunt Transport Services, Inc.	38,390	1,009
	Watson Wyatt & Co. Holdings	20,410	976
*	Aecom Technology Corp.	31,504	968
*	Corrections Corp. of America	58,522	957
	Landstar System, Inc.	24,370	937
*	Continental Airlines, Inc. Class B	51,289	926
	IDEX Corp.	38,353	926
*	Copart, Inc.	33,824	920
	Wabtec Corp.	21,514	855
*	Kansas City Southern	42,250	805
	Kennametal, Inc.	36,082	801
*	Shaw Group, Inc.	38,506	788
*	Terex Corp.	44,900	778
	MSC Industrial Direct Co., Inc. Class A	20,954	772
	The Timken Co.	38,895	764
	Hubbell Inc. Class B	23,049	753
	CLARCOR Inc.	22,170	736
	Curtiss-Wright Corp.	21,168	707
	GATX Corp.	22,636	701
	Lennox International Inc.	21,605	698
*	Teledyne Technologies, Inc.	15,621	696
*	EMCOR Group, Inc.	30,200	677
	Graco, Inc.	28,491	676
*	SunPower Corp. Class A	18,200	673
*	Moog Inc.	18,400	673
*	Tetra Tech, Inc.	27,838	672
	Granite Construction Co.	15,277	671
*	JetBlue Airways Corp.	94,351	670
	Acuity Brands, Inc.	19,112	667
*	Kirby Corp.	24,100	659
	Woodward Governor Co.	28,400	654
	Bucyrus International, Inc.	35,050	649
*	Monster Worldwide Inc.	53,603	648
	UAL Corp.	58,622	646

*	Owens Corning Inc.	36,997	640
*	Clean Harbors Inc.	10,075	639
*	Thomas & Betts Corp.	26,532	637
*	Navistar International Corp.	29,779	637
	UTI Worldwide, Inc.	42,828	614
	Trinity Industries, Inc.	38,588	608
*	SunPower Corp. Class B	19,394	590
	Carlisle Co., Inc.	28,312	586
	Con-way, Inc.	21,726	578
*	Gardner Denver Inc.	24,692	576
	Brady Corp. Class A	24,062	576

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	The Brink’s Co.	21,356	574
	Regal-Beloit Corp.	15,100	574
	The Toro Co.	17,300	571
*	Energy Conversion Devices, Inc.	21,306	537
*	Huron Consulting Group Inc.	9,290	532
*	Orbital Sciences Corp.	27,200	531
*	Esterline Technologies Corp.	13,800	523
	The Manitowoc Co., Inc.	60,248	522
	Valmont Industries, Inc.	8,457	519
^	Simpson Manufacturing Co.	18,600	516
	Skywest, Inc.	27,400	510
	Actuant Corp.	26,660	507
*	Alaska Air Group, Inc.	17,178	502
*	ESCO Technologies Inc.	12,200	500
*	Spirit Aerosystems Holdings Inc.	48,510	493
	Alexander & Baldwin, Inc.	19,629	492
	Nordson Corp.	14,659	473
*	Hub Group, Inc.	17,707	470
	Heartland Express, Inc.	29,718	468
*	GrafTech International Ltd.	55,598	463
	Knight Transportation, Inc.	28,565	460
*	Genesee & Wyoming Inc. Class A	15,039	459
	Watsco, Inc.	11,800	453
	Kaydon Corp.	13,188	453
	Mueller Industries Inc.	17,929	450
*	Geo Group Inc.	24,400	440
*	TransDigm Group, Inc.	13,000	436
*	General Cable Corp.	24,352	431
	Belden Inc.	20,425	426
	ABM Industries Inc.	21,850	416
	Briggs & Stratton Corp.	23,596	415
*	US Airways Group Inc.	51,560	399
	Crane Co.	23,097	398
	Rollins, Inc.	21,450	388
*	WESCO International, Inc.	19,925	383
	Werner Enterprises, Inc.	22,077	383
*	United Stationers, Inc.	11,319	379
*	Old Dominion Freight Line, Inc.	13,150	374
*	Navigant Consulting, Inc.	23,078	366
	The Corporate Executive Board Co.	16,245	358
*	Hertz Global Holdings Inc.	70,500	357
	Arkansas Best Corp.	11,800	355
	Deluxe Corp.	23,737	355
	Otter Tail Corp.	15,168	354
*	BE Aerospace, Inc.	45,857	353
	Watts Water Technologies, Inc.	14,011	350
	Baldor Electric Co.	19,519	348
*	Resources Connection, Inc.	20,900	342
	Herman Miller, Inc.	26,187	341
	Mine Safety Appliances Co.	14,002	335
*	Hexcel Corp.	45,200	334
	Applied Industrial Technology, Inc.	17,589	333
	Triumph Group, Inc.	7,806	331
*	AAR Corp.	17,900	330
	Forward Air Corp.	13,553	329

	Barnes Group, Inc.	22,464	326
*	MPS Group, Inc.	42,951	323
	American Science & Engineering, Inc.	4,300	318
	Oshkosh Truck Corp.	34,468	306
*,^	American Superconductor Corp.	18,708	305
^	HNI Corp.	19,135	303
	Healthcare Services Group, Inc.	18,742	299
*	USG Corp.	36,400	293
*	Sykes Enterprises, Inc.	15,167	290
	Administaff, Inc.	13,400	290
*	CoStar Group, Inc.	8,717	287

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	A.O. Smith Corp.	9,645	285
*	Beacon Roofing Supply, Inc.	20,475	284
	Mueller Water Products, Inc.	33,273	281
*	Perini Corp.	11,900	278
	Ameron International Corp.	4,300	271
*	Allegiant Travel Co.	5,551	270
*	Mobile Mini, Inc.	18,400	265
*	Korn/Ferry International	22,900	262
*	Astec Industries, Inc.	8,243	258
	Franklin Electric, Inc.	8,900	250
*	Ceradyne, Inc.	12,246	249
*	II-VI, Inc.	12,700	242
*	Axsys Technologies, Inc.	4,400	241
	Robbins & Myers, Inc.	14,700	238
*	Force Protection, Inc.	38,136	228
*	Insituform Technologies Inc. Class A	11,500	226
*	AirTran Holdings, Inc.	49,800	221
*	CBIZ Inc.	25,023	216
	Kaman Corp. Class A	11,851	215
	Seaboard Corp.	177	211
	Knoll, Inc.	22,700	205
	Gorman-Rupp Co.	6,452	201
*	Blount International, Inc.	20,937	198
	EnergySolutions	35,100	198
	Comfort Systems USA, Inc.	18,300	195
	Apogee Enterprises, Inc.	18,700	194
*	GeoEye Inc.	9,968	192
*	Griffon Corp.	20,391	190
*	EnPro Industries, Inc.	8,819	190
*,^	Evergreen Solar, Inc.	59,407	190
*	The Middleby Corp.	6,902	188
	Viad Corp.	7,547	187
*	TrueBlue, Inc.	19,304	185
	CIRCOR International, Inc.	6,700	184
*	Team, Inc.	6,636	184
*	Mastec Inc.	15,775	183
*	Republic Airways Holdings Inc.	17,114	183
	Armstrong Worldwide Industries, Inc.	8,356	181
*	Layne Christensen Co.	7,508	180
*	RSC Holdings Inc.	20,900	178
	Genco Shipping and Trading Ltd.	11,908	176
	AAON, Inc.	8,430	176
	McGrath RentCorp	8,200	175
	HEICO Corp.	4,500	175
	Heidrick & Struggles International, Inc.	8,100	174
	Raven Industries, Inc.	7,100	171
*	United Rentals, Inc.	18,680	170
*	Aerovironment Inc.	4,600	169
*	Exponent, Inc.	5,516	166
	Cubic Corp.	6,000	163
*	The Advisory Board Co.	7,291	163
*	RBC Bearings Inc.	7,977	162
*	EnerSys	14,680	161
	Tredegar Corp.	8,855	161
	American Ecology Corp.	7,800	158

	Steelcase Inc.	28,026	158
	Eagle Bulk Shipping Inc.	22,733	155
	Encore Wire Corp.	8,050	153
	Universal Forest Products, Inc.	5,619	151
	Aircastle Ltd.	31,526	151
	Quanex Building Products Corp.	15,990	150
*	FuelCell Energy, Inc.	37,418	145
*	Argon ST, Inc.	7,695	145
*	Interline Brands, Inc.	13,304	141
*	L.B. Foster Co. Class A	4,500	141
	Cascade Corp.	4,700	140

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	G & K Services, Inc. Class A	6,939	140
*	Altra Holdings Inc.	17,700	140
*	School Specialty, Inc.	7,299	140
*	Taser International Inc.	26,400	139
	Pacer International, Inc.	13,300	139
	Lindsay Manufacturing Co.	4,350	138
*	DynCorp International Inc. Class A	8,949	136
*	Columbus McKinnon Corp.	9,837	134
	Federal Signal Corp.	16,353	134
*	Dycom Industries, Inc.	16,290	134
*	Cenveo Inc.	30,001	133
*	Furmanite Corp.	24,497	132
*	H&E Equipment Services, Inc.	16,693	129
*	Atlas Air Worldwide Holdings, Inc.	6,800	129
*	Sterling Construction Co., Inc.	6,900	128
	Kimball International, Inc. Class B	14,764	127
*	Northwest Pipe Co.	2,950	126
	Great Lakes Dredge & Dock Co.	30,281	126
	Badger Meter, Inc.	4,300	125
	HEICO Corp. Class A	4,304	125
*	Chart Industries, Inc.	11,717	125
*	Ultralife Corp.	9,200	123
*	ATC Technology Corp.	8,429	123
*	Stanley Inc.	3,400	123
*,^	Fuel-Tech N.V.	11,500	122
*	Colfax Corp.	11,700	122
	Ennis, Inc.	10,009	121
	CDI Corp.	9,300	120
	Freightcar America Inc.	6,515	119
*	Innerworkings, Inc.	18,129	119
*	Kforce Inc.	15,451	119
*	Amerco, Inc.	3,428	118
*	NCI Building Systems, Inc.	7,200	117
	Albany International Corp.	9,122	117
*	Marten Transport, Ltd.	6,150	117
*	Titan Machinery, Inc.	8,200	115
*	Waste Services, Inc.	17,332	114
	Aceto Corp.	11,107	111
	Titan International, Inc.	13,125	108
*	GenCorp, Inc.	29,000	107
	Ampco-Pittsburgh Corp.	4,900	106
	Tennant Co.	6,900	106
*	Cornell Cos., Inc.	5,600	104
*	American Reprographics Co.	15,057	104
*	American Commercial Lines Inc.	21,122	103
	Kelly Services, Inc. Class A	7,900	103
*	Kadant Inc.	7,610	103
*	Celadon Group Inc.	11,625	99
*	CRA International Inc.	3,678	99
*,^	Ener1, Inc.	13,826	99
	American Woodmark Corp.	5,385	98
	Gibraltar Industries Inc.	8,200	98
	Standex International Corp.	4,900	97
	Ducommun, Inc.	5,800	97
	Met-Pro Corp.	7,266	97

*	Polypore International Inc.	12,400	94
*	Consolidated Graphics, Inc.	4,100	93
*	Capstone Turbine Corp.	104,276	88
*	Odyssey Marine Exploration, Inc.	27,164	87
	Houston Wire & Cable Co.	9,300	87
*	AZZ Inc.	3,400	85
*	Pike Electric Corp.	6,910	85
	Diamond Management and Technology Consultants,Inc.	19,676	83
	Interface, Inc.	17,743	82
*	Hawaiian Holdings, Inc.	12,800	82
*	Michael Baker Corp.	2,200	81

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Trex Co., Inc.	4,900	81
*	Herley Industries Inc.	6,452	79
*	M&F Worldwide Corp.	5,100	79
	Alamo Group, Inc.	5,242	78
*	Power-One, Inc.	65,057	77
	Applied Signal Technology, Inc.	4,300	77
*	Powell Industries, Inc.	2,532	73
	Dynamic Materials Corp.	3,700	71
	Macquarie Infrastructure Co. LLC	18,800	71
	NACCO Industries, Inc. Class A	1,891	71
*	Kratos Defense & Security Inc.	50,430	71
	Wabash National Corp.	15,450	70
*	Acco Brands Corp.	19,708	68
*	TurboChef Technologies, Inc.	13,400	66
	Insteel Industries, Inc.	5,800	65
	Bowne & Co., Inc.	11,100	65
	TAL International Group, Inc.	4,590	65
	Multi-Color Corp.	4,087	65
*	3D Systems Corp.	8,104	64
*	YRC Worldwide, Inc.	22,350	64
*	Acacia Research - Acacia Technologies	21,031	64
*,^	Valence Technology Inc.	34,365	63
*	Perma-Fix Environmental Services, Inc.	49,758	62
*	Rush Enterprises, Inc. Class A	7,250	62
*	Hill International Inc.	8,700	61
	Courier Corp.	3,348	60
*	Ladish Co., Inc.	4,300	60
	Sun Hydraulics Corp.	3,100	58
*	Willis Lease Finance Corp.	6,289	58
*	Energy Recovery Inc.	7,662	58
*	Dynamex Inc.	3,900	58
*	Spherion Corp.	25,899	57
*	Lydall, Inc.	9,942	57
	Graham Corp.	5,200	56
	Mueller Water Products, Inc. Class A	6,601	55
*	Saia, Inc.	5,051	55
*	DXP Enterprises Inc	3,600	53
	Sauer-Danfoss, Inc.	6,000	52
*	Plug Power, Inc.	50,938	52
*,^	C & D Technologies, Inc.	16,400	51
	The Standard Register Co.	5,676	51
	Vicor Corp.	7,479	49
	Lawson Products, Inc.	2,138	49
*	On Assignment, Inc.	8,600	49
*	K-Tron International, Inc	600	48
*	Duff & Phelps Corp.	2,500	48
*	PMFG Inc.	5,000	48
*	GP Strategies Corp.	10,600	48
*	Tecumseh Products Co. Class A	4,923	47
	Schawk, Inc.	4,100	47
*	Protection One, Inc.	9,824	47
*	Magnatek, Inc.	19,000	46
*	Volt Information Sciences Inc.	6,300	46
*	TBS International Ltd.	4,500	45
	Todd Shipyards Corp.	3,676	44

*	Casella Waste Systems, Inc.	10,781	44
	Quixote Corp.	6,748	44
*	Clearwater Paper Corp.	5,225	44
*	Flow International Corp.	17,400	42
*	Hudson Highland Group, Inc.	12,330	41
	LSI Industries Inc.	6,007	41
*	Intersections Inc.	7,870	41
*	ICF International, Inc.	1,600	39
*	Advanced Battery Technologies Inc.	14,700	39
*,^	Microvision, Inc.	23,195	39
	Preformed Line Products Co.	823	38

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	Paragon Shipping, Inc.	7,900	38
*	United Capital Corp.	2,064	37
*	Standard Parking Corp.	1,900	37
	International Shipholding Corp.	1,442	37
*	USA Truck, Inc.	2,600	36
	L.S. Starrett Co. Class A	2,200	35
	The Greenbrier Cos., Inc.	5,100	35
*	La Barge, Inc.	2,400	34
*	Miller Industries, Inc.	6,446	34
*	LECG Corp.	4,969	33
	Textainer Group Holdings Ltd.	3,100	33
	Horizon Lines Inc.	9,400	33
*	Metalico, Inc.	18,800	29
*	Avis Budget Group, Inc.	39,293	27
*	LMI Aerospace, Inc.	2,400	27
*	Park-Ohio Holdings Corp.	4,400	27
	Frozen Food Express Industries, Inc.	4,700	27
*	PowerSecure International, Inc.	7,800	26
*	P.A.M. Transportation Services, Inc.	3,663	26
*	WCA Waste Corp.	9,763	24
	American Railcar Industries, Inc.	2,200	23
*	Fushi Copperweld, Inc.	4,300	23
	Innovative Solutions and Support, Inc.	5,724	23
*	Orion Marine Group, Inc.	2,300	22
*	Bluelinx Holdings Inc.	11,400	22
	Barrett Business Services, Inc.	1,900	21
*	ICT Group, Inc.	4,456	20
*	Quality Distribution Inc.	6,326	19
*	Integrated Electrical Services, Inc.	2,100	18
*	COMSYS IT Partners Inc.	7,856	18
	NN, Inc.	7,480	17
*	TRC Cos., Inc.	8,800	17
	Omega Flex Inc.	810	17
*	Raytheon Co. Warrants Exp. 6/16/11	1,046	17
*	Builders FirstSource, Inc.	10,869	17
*	Xerium Technologies Inc.	24,262	16
	Superior Uniform Group, Inc.	2,008	16
*	First Advantage Corp. Class A	1,110	16
	Virco Manufacturing Corp.	7,736	15
*	SL Industries, Inc.	1,700	15
*	EnerNOC Inc.	2,000	15
*	Flanders Corp.	3,100	15
*	Paragon Technologies, Inc.	5,095	14
*	A-Power Energy Generation Systems Ltd.	3,000	13
*	Pinnacle Airlines Corp.	7,373	13
*	Patriot Transportation Holding, Inc.	161	11
	Twin Disc, Inc.	1,600	11
*	Applied Energetics, Inc.	34,281	11
*	Astronics Corp.	1,200	11
*	Innotrac Corp.	5,748	11
*	TriMas Corp.	7,500	10
*	Active Power, Inc.	31,013	10
*	APAC Teleservices, Inc.	8,134	10
*	Covenant Transport, Inc.	4,806	10
*	Tecumseh Products Co. Class B	1,000	10

*	Rush Enterprises, Inc. Class B	1,149	9
*	Nashua Corp.	1,786	9
*	Dollar Thrifty Automotive Group, Inc.	8,500	9
*	Universal Truckload Services, Inc.	600	8
*	Hurco Cos., Inc.	700	8
	Hardinge, Inc.	2,000	8
	VSE Corp.	200	8
*,^	Medis Technology Ltd.	16,600	7
*	PRG-Schultz International, Inc.	1,681	7
*	The Allied Defense Group, Inc.	1,100	7
*	AMREP Corp.	200	6

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)

*	China BAK Battery, Inc.	3,700	6
*	Commercial Vehicle Group Inc.	6,012	6
*	Mesa Air Group Inc.	13,000	3
*	Astronics Corp. Class B	300	3
*	Air Transport Services Group Inc.	13,274	2
*	ExpressJet Holdings, Inc.	1,305	2
*	SatCon Technology Corp.	1,400	2
*	Arotech Corp.	4,507	2
	Sypris Solutions, Inc.	2,100	1
*	UQM Technologies, Inc.	600	1
*	BMC Industries, Inc.	29,237	—
			508,804
Information Technology (9.3%)
	Microsoft Corp.	3,794,889	73,773
	International Business Machines Corp.	625,624	52,653
*	Cisco Systems, Inc.	2,728,060	44,467
	Hewlett-Packard Co.	1,138,933	41,332
	Intel Corp.	2,596,352	38,063
*	Apple Inc.	409,075	34,915
*	Google Inc.	110,419	33,970
*	Oracle Corp.	1,907,128	33,813
	QUALCOMM Inc.	757,793	27,152
	Visa Inc.	207,070	10,861
*	EMC Corp.	957,570	10,026
	Automatic Data Processing, Inc.	239,784	9,433
	Texas Instruments, Inc.	606,185	9,408
	Accenture Ltd.	278,246	9,124
*	Dell Inc.	841,183	8,614
*	Yahoo! Inc.	609,468	7,436
*	eBay Inc.	511,773	7,144
	Corning, Inc.	730,463	6,961
	Applied Materials, Inc.	627,431	6,356
	MasterCard, Inc. Class A	40,770	5,827
*	Symantec Corp.	388,382	5,251
*	Adobe Systems, Inc.	245,506	5,227
	Western Union Co.	337,529	4,840
	Motorola, Inc.	1,049,650	4,650
*	Juniper Networks, Inc.	251,619	4,406
	Paychex, Inc.	150,114	3,945
	CA, Inc.	192,338	3,564
	Tyco Electronics Ltd.	218,592	3,543
*	Broadcom Corp.	203,818	3,459
*	Intuit, Inc.	141,125	3,357
	Xerox Corp.	403,794	3,218
*	Fiserv, Inc.	76,169	2,770
*	Agilent Technologies, Inc.	166,652	2,605
	Analog Devices, Inc.	135,041	2,568
*	Computer Sciences Corp.	69,988	2,459
*	Cognizant Technology Solutions Corp.	135,708	2,451
*	McAfee Inc.	70,322	2,431
*	Activision Blizzard, Inc.	275,814	2,383
*	Electronic Arts Inc.	148,320	2,379
*	BMC Software, Inc.	88,351	2,378
	Harris Corp.	62,396	2,374

	Altera Corp.	139,985	2,339
	Xilinx, Inc.	128,723	2,294
	Linear Technology Corp.	103,019	2,279
*	NetApp, Inc.	152,203	2,126
*	Autodesk, Inc.	104,307	2,050
*	Citrix Systems, Inc.	84,860	2,000
*	NVIDIA Corp.	246,177	1,987
	Amphenol Corp.	81,618	1,957
*	Affiliated Computer Services, Inc. Class A	42,232	1,941
*	FLIR Systems, Inc.	61,615	1,890
	KLA-Tencor Corp.	80,552	1,755

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	VeriSign, Inc.	89,384	1,705
	Microchip Technology, Inc.	85,907	1,678
*	SAIC, Inc.	85,819	1,672
*	Marvell Technology Group Ltd.	240,060	1,601
*	salesforce.com, inc.	47,900	1,533
*	MEMC Electronic Materials, Inc.	104,482	1,492
*	Alliance Data Systems Corp.	31,496	1,466
	Fidelity National Information Services, Inc.	87,779	1,428
*	Sun Microsystems, Inc.	348,546	1,331
	Lender Processing Services, Inc.	43,839	1,291
*	Avnet, Inc.	70,576	1,285
*	LAM Research Corp.	58,851	1,252
*	Teradata Corp.	83,571	1,239
*	Synopsys, Inc.	66,496	1,231
	Global Payments Inc.	37,343	1,224
*	Trimble Navigation Ltd.	55,738	1,204
*	Akamai Technologies, Inc.	79,212	1,195
*	Red Hat, Inc.	90,027	1,190
*	Western Digital Corp.	103,765	1,188
*	Hewitt Associates, Inc.	40,404	1,147
*	Lexmark International, Inc.	41,240	1,109
	Total System Services, Inc.	78,880	1,104
*	ANSYS, Inc.	39,535	1,103
	National Semiconductor Corp.	106,115	1,069
*	NCR Corp.	75,471	1,067
*	Mettler-Toledo International Inc.	15,737	1,061
*	Arrow Electronics, Inc.	56,272	1,060
*	Itron, Inc.	16,038	1,022
*	SanDisk Corp.	104,158	1,000
*	Flextronics International Ltd.	389,626	997
	Seagate Technology	225,049	997
*	LSI Corp.	301,112	991
*	Micron Technology, Inc.	356,647	942
*	Sybase, Inc.	37,552	930
^	FactSet Research Systems Inc.	21,024	930
*	Ingram Micro, Inc. Class A	69,062	925
*	Nuance Communications, Inc.	84,605	877
	Diebold, Inc.	30,352	853
*	F5 Networks, Inc.	37,091	848
*	Equinix, Inc.	15,772	839
*	QLogic Corp.	61,960	833
	Broadridge Financial Solutions LLC	64,773	812
*	Dolby Laboratories Inc.	24,436	801
*	Compuware Corp.	117,915	796
*	Solera Holdings, Inc.	31,167	751
*	Tellabs, Inc.	179,669	740
*	NeuStar, Inc. Class A	37,130	710
	Molex, Inc.	48,516	703
*	IAC/InterActiveCorp	44,554	701
*	Rambus Inc.	43,603	694
	Jack Henry & Associates Inc.	35,696	693
*	DST Systems, Inc.	18,108	688
	National Instruments Corp.	28,078	684
*	Metavante Technologies	41,807	674

*	Parametric Technology Corp.	53,168	673
*	Novell, Inc.	166,487	648
*	CACI International, Inc.	14,200	640
*	Concur Technologies, Inc.	19,400	637
*	Zebra Technologies Corp. Class A	31,226	633
*	Atmel Corp.	201,697	631
*	MICROS Systems, Inc.	38,500	628
*	ON Semiconductor Corp.	183,640	624
*	Macrovision Solutions Corp.	48,635	615
*	Varian Semiconductor Equipment Associates, Inc.	33,465	606
*	Advanced Micro Devices, Inc.	280,331	606
*	Cree, Inc.	37,666	598

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Sohu.com Inc.	12,546	594
*	Novellus Systems, Inc.	47,422	585
*	InterDigital, Inc.	21,245	584
*	SINA.com	25,198	583
*	Perot Systems Corp.	41,800	571
	Jabil Circuit, Inc.	84,566	571
*	Informatica Corp.	41,362	568
*	Polycom, Inc.	40,739	550
*	ManTech International Corp.	10,000	542
*	Gartner, Inc. Class A	30,253	539
*	Silicon Laboratories Inc.	21,492	533
	Intersil Corp.	57,878	532
*	CommScope, Inc.	33,498	521
*	Comtech Telecommunications Corp.	11,250	515
*	Brocade Communications Systems, Inc.	177,711	498
*	PMC Sierra Inc.	101,300	492
*	VMware Inc.	20,535	486
*	Microsemi Corp.	36,829	466
*	Arris Group Inc.	57,318	456
*	International Rectifier Corp.	33,614	454
*	Cadence Design Systems, Inc.	123,533	452
*	TIBCO Software Inc.	86,484	449
*	Integrated Device Technology Inc.	79,816	448
*	Tech Data Corp.	24,959	445
*	3Com Corp.	189,115	431
*	Skyworks Solutions, Inc.	77,082	427
*	Digital River, Inc.	17,008	422
*	j2 Global Communications, Inc.	20,908	419
*	Anixter International Inc.	13,742	414
*	Benchmark Electronics, Inc.	32,315	413
	ADTRAN Inc.	26,791	399
*	Atheros Communications, Inc.	27,855	399
	Fair Isaac, Inc.	23,247	392
*	Quest Software, Inc.	30,668	386
	Quality Systems, Inc.	8,700	379
*	VistaPrint Ltd.	20,149	375
*	Convergys Corp.	58,469	375
*	Avocent Corp.	20,825	373
*	Tekelec	27,911	372
*	EarthLink, Inc.	54,353	367
*	Progress Software Corp.	19,000	366
*	Blackboard Inc.	13,898	365
*	CyberSource Corp.	30,401	365
*	JDS Uniphase Corp.	98,883	361
*	SRA International, Inc.	20,400	352
*	Semtech Corp.	30,578	345
*	TiVo Inc.	47,650	341
*	Teradyne, Inc.	79,819	337
*	FormFactor Inc.	23,000	336
*	FEI Co.	17,000	321
*	Websense, Inc.	21,300	319
*	ADC Telecommunications, Inc.	58,225	318
*	Cypress Semiconductor Corp.	70,603	316
	Plantronics, Inc.	23,872	315
*	Intermec, Inc.	23,424	311

*	Cymer, Inc.	14,141	310
*	Infinera Corp.	34,440	309
*	ViaSat, Inc.	12,775	308
*	Plexus Corp.	18,104	307
	MAXIMUS, Inc.	8,600	302
*	Genpact, Ltd.	36,619	301
*	MKS Instruments, Inc.	20,253	300
*	Ariba, Inc.	41,134	297
*	EchoStar Corp.	19,931	296
*	Cogent Inc.	21,600	293
*	Fairchild Semiconductor International, Inc.	59,586	291

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Vishay Intertechnology, Inc.	84,863	290
*	Lawson Software, Inc.	61,201	290
*	Wind River Systems Inc.	32,014	289
*	Riverbed Technology, Inc.	25,317	288
	Cognex Corp.	19,442	288
	Blackbaud, Inc.	21,281	287
*	CSG Systems International, Inc.	16,349	286
	Take-Two Interactive Software, Inc.	37,700	285
*	Mercadolibre Inc.	17,363	285
*	Ciena Corp.	42,444	284
	Syntel, Inc.	12,265	284
*	Emulex Corp.	40,459	282
*	TriQuint Semiconductor, Inc.	81,389	280
*	Cabot Microelectronics Corp.	10,707	279
	Acxiom Corp.	34,367	279
*	Tessera Technologies, Inc.	23,281	277
*	Rofin-Sinar Technologies Inc.	13,328	274
*	ValueClick, Inc.	40,090	274
*	ATMI, Inc.	17,416	269
*	Omniture, Inc.	25,115	267
*	Commvault Systems, Inc.	19,900	267
*	Interwoven Inc.	21,147	266
*	Verigy Ltd.	27,512	265
*	ACI Worldwide, Inc.	16,200	258
*	Sycamore Networks, Inc.	92,818	250
*	Synaptics Inc.	15,040	249
*	Harmonic, Inc.	43,972	247
*	Forrester Research, Inc.	8,691	245
	Black Box Corp.	9,300	243
*	Tyler Technologies, Inc.	20,200	242
*	Rogers Corp.	8,700	242
*	Mentor Graphics Corp.	45,655	236
*	Coherent, Inc.	10,991	236
*	DealerTrack Holdings Inc.	19,126	227
*	Wright Express Corp.	17,774	224
*	S1 Corp.	28,062	221
*	Sonus Networks, Inc.	138,323	219
	Imation Corp.	15,978	217
	Molex, Inc. Class A	16,600	215
*	Net 1 UEPS Technologies, Inc.	15,410	211
*	Electronics for Imaging, Inc.	21,460	205
*	NETGEAR, Inc.	17,900	204
*	Euronet Worldwide, Inc.	17,500	203
*	Adaptec, Inc.	60,826	201
*	JDA Software Group, Inc.	15,227	200
*	L-1 Identity Solutions Inc.	29,186	197
	United Online, Inc.	31,838	193
*	EPIQ Systems, Inc.	11,453	191
*	Universal Display Corp.	20,200	191
*	ScanSource, Inc.	9,900	191
*	Hittite Microwave Corp.	6,406	189
	Micrel, Inc.	25,735	188
*	Data Domain, Inc.	9,900	186
*	Checkpoint Systems, Inc.	18,700	184
*	Zoran Corp.	26,922	184

*	SPSS, Inc.	6,760	182
*	Unisys Corp.	207,202	176
*	Blue Coat Systems, Inc.	20,734	174
*	Move, Inc.	108,501	174
*	Avid Technology, Inc.	15,906	174
*	Bankrate, Inc.	4,537	172
*	RealNetworks, Inc.	48,479	171
*	Manhattan Associates, Inc.	10,800	171
*	TeleTech Holdings, Inc.	20,347	170
*	Synchronoss Technologies, Inc.	15,900	169
*	Sapient Corp.	38,013	169

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	MTS Systems Corp.	6,320	168
*	Entegris Inc.	75,292	165
*,^	Advent Software, Inc.	8,119	162
	InfoSpace, Inc.	21,448	162
*	VeriFone Holdings, Inc.	32,356	159
	AVX Corp.	19,814	157
*	VASCO Data Security International, Inc.	15,200	157
*	Echelon Corp.	19,200	156
*	Silicon Image, Inc.	37,171	156
*	Brooks Automation, Inc.	26,738	155
	Daktronics, Inc.	16,518	155
*	Exar Corp.	22,971	153
*	OSI Systems Inc.	11,008	152
*	Art Technology Group, Inc.	77,974	150
*	Insight Enterprises, Inc.	21,798	150
*	Advanced Energy Industries, Inc.	14,600	145
*	MicroStrategy Inc.	3,901	145
*	Littelfuse, Inc.	8,600	143
^	Heartland Payment Systems, Inc.	8,136	142
*	UTStarcom, Inc.	76,256	141
*	EMS Technologies, Inc.	5,331	138
*	Internet Capital Group Inc.	24,948	136
*	GSI Commerce, Inc.	12,827	135
*,^	Palm, Inc.	43,502	134
*	FARO Technologies, Inc.	7,900	133
*	Symyx Technologies, Inc.	22,358	133
*	SonicWALL, Inc.	32,856	131
*	Netlogic Microsystems Inc.	5,900	130
*	MSC Software Corp.	19,190	128
	Cohu, Inc.	10,313	125
*	IPG Photonics Corp.	9,500	125
*	Stratasys, Inc.	11,600	125
	Park Electrochemical Corp.	6,532	124
	IXYS Corp.	14,993	124
*	The Ultimate Software Group, Inc.	8,410	123
*	Applied Micro Circuits Corp.	30,965	122
*	Standard Microsystem Corp.	7,400	121
*	AsiaInfo Holdings, Inc.	10,000	118
*	Extreme Networks, Inc.	49,759	116
*	Transmeta Corp.	6,334	115
*	Netezza Corp.	17,100	114
*	Terremark Worldwide, Inc.	29,160	113
	Electro Rent Corp.	10,150	113
*	iGATE Corp.	17,393	113
*	OmniVision Technologies, Inc.	21,300	112
	Methode Electronics, Inc. Class A	16,549	112
*	Integral Systems, Inc.	9,196	111
*	Epicor Software Corp.	23,082	111
*	THQ Inc.	26,382	111
*	NetScout Systems, Inc.	12,800	110
*	RF Micro Devices, Inc.	139,066	108
*	TTM Technologies, Inc.	20,800	108
*	DTS Inc.	5,800	106
*	SuccessFactors Inc.	18,538	106

*	Sigma Designs, Inc.	11,200	106
*	Starent Networks Corp.	8,900	106
*	Actel Corp.	9,000	105
*	Silicon Storage Technology, Inc.	45,535	104
*	Vignette Corp.	10,969	103
*	Cavium Networks, Inc.	9,800	103
*	Vocus, Inc.	5,632	103
*	Rimage Corp.	7,600	102
*	Amkor Technology, Inc.	46,486	101
*	Sanmina-SCI Corp.	215,022	101
*	TNS Inc.	10,600	100
*	Newport Corp.	14,660	99

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Ciber, Inc.	20,126	97
*	Cirrus Logic, Inc.	35,661	96
*	OPNET Technologies, Inc.	9,648	95
	CTS Corp.	17,100	94
*	Telecommunication Systems, Inc.	10,967	94
*	SYNNEX Corp.	8,100	92
*	Brightpoint, Inc.	21,003	91
*	SAVVIS, Inc.	13,014	90
*	Smith Micro Software, Inc.	16,018	89
*	Double-Take Software Inc.	9,900	89
*	Ixia	15,349	89
*	DG FastChannel Inc.	7,067	88
*	Neutral Tandem, Inc.	5,400	88
*	The Knot, Inc.	10,481	87
*	Monolithic Power Systems	6,915	87
*	Ultratech, Inc.	7,200	86
*	MRV Communications Inc.	110,360	85
*	SeaChange International, Inc.	11,679	84
*	ModusLink Global Solutions, Inc.	29,004	84
*	Supertex, Inc.	3,456	83
*	OpenTV Corp.	65,712	81
*	Anaren, Inc.	6,685	80
*	The Hackett Group Inc.	26,903	79
*	Mercury Computer Systems, Inc.	12,300	78
*	Immersion Corp.	13,159	77
	PC-Tel, Inc.	11,702	77
*	Rackable Systems Inc.	19,500	77
*	Limelight Networks Inc.	31,149	76
*	infoGROUP, Inc.	15,984	76
*	Kenexa Corp.	9,473	76
*	ComScore Inc.	5,900	75
*	DSP Group Inc.	9,200	74
*	Microtune, Inc.	35,924	73
*	Mattson Technology, Inc.	51,702	73
	Bel Fuse, Inc. Class A	4,000	72
*	PROS Holdings, Inc.	12,500	72
*	Taleo Corp. Class A	9,100	71
*	Oplink Communications, Inc.	8,283	71
*	Veeco Instruments, Inc.	10,800	68
*	Electro Scientific Industries, Inc.	9,900	67
*	Digi International, Inc.	8,200	66
*	Perficient, Inc.	13,822	66
	Cass Information Systems, Inc.	2,160	66
*	Harris Stratex Networks, Inc. Class A	12,557	65
*	Symmetricom Inc.	16,350	65
*	Advanced Analogic Technologies, Inc.	21,248	64
*	Volterra Semiconductor Corp.	8,900	64
*	Lattice Semiconductor Corp.	41,553	63
*	SupportSoft, Inc.	27,817	62
*	WebMD Health Corp. Class A	2,626	62
*	FalconStor Software, Inc.	22,058	61
*	Online Resources Corp.	12,507	59
*	STEC Inc.	13,847	59
*	Bottomline Technologies, Inc.	8,300	59
*	Novatel Wireless, Inc.	12,627	59

*	Gerber Scientific, Inc.	11,400	58
*	Internap Network Services Corp.	23,192	58
*	Keynote Systems Inc.	7,516	58
*	Ceva, Inc.	8,185	57
*	Multi-Fineline Electronix, Inc.	4,900	57
*	iPass Inc.	46,609	57
	Marchex, Inc.	9,581	56
	Technitrol, Inc.	15,969	56
*	Diodes Inc.	9,100	55
*	Comverge Inc.	10,900	53
*	3PAR, Inc.	7,000	53

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Network Equipment Technologies, Inc.	18,500	53
*	Loral Space and Communications Ltd.	3,600	52
*	Finisar Corp.	137,181	52
*	Kopin Corp.	25,500	52
*	Cogo Group, Inc.	10,700	52
*	Zygo Corp.	7,521	52
*	NCI, Inc.	1,700	51
*	Globecomm Systems, Inc.	9,266	51
	Pegasystems Inc.	4,100	51
	NIC Inc.	10,500	48
*	Phoenix Technologies Ltd.	13,797	48
*	PC Connection, Inc.	9,314	48
*	Dynamics Research Corp.	5,857	47
*	OpNext, Inc.	26,100	46
*	RadiSys Corp.	8,178	45
*	Pericom Semiconductor Corp.	8,250	45
*	LoopNet, Inc.	6,537	45
*	Safeguard Scientifics, Inc.	64,518	45
*	Orbcomm, Inc.	20,565	44
*	Ness Technologies Inc.	10,314	44
*	LivePerson, Inc.	23,600	43
*	ShoreTel, Inc.	9,505	43
*	Quantum Corp.	116,800	42
*	Global Cash Access, Inc.	18,850	42
*	BigBand Networks Inc.	7,580	42
*	Aruba Networks, Inc.	16,252	41
*	Hughes Communications Inc.	2,593	41
*	White Electronic Designs Corp.	11,200	41
*	EMCORE Corp.	31,277	41
*	Chordiant Software, Inc.	15,280	41
*	DemandTec, Inc.	5,000	40
*	KVH Industries, Inc.	7,735	40
	Renaissance Learning, Inc.	4,366	39
	Agilysys, Inc.	8,900	38
*	Ramtron International Corp.	20,730	38
*	Entrust, Inc.	23,824	38
*	RightNow Technologies Inc.	4,800	37
*	DDi Corp.	12,046	37
*	Super Micro Computer Inc.	5,800	37
*	Switch and Data Inc.	4,954	37
*	SourceForge Inc.	40,269	36
*	Internet Brands Inc.	6,200	36
*	Intevac, Inc.	7,100	36
*	Monotype Imaging Holdings Inc.	6,100	35
*	Interactive Intelligence Inc.	5,461	35
*	Liquidity Services, Inc.	4,200	35
*	Trident Microsystems, Inc.	18,500	35
*	Startek, Inc.	7,800	35
*	ANADIGICS, Inc.	23,076	34
*	Bookham, Inc.	75,500	34
*	Presstek, Inc.	10,531	34
*	Soapstone Networks Inc.	12,990	34
	Imergent, Inc.	8,000	33
*	LoJack Corp.	7,969	33
	American Software, Inc. Class A	6,941	33

	MoneyGram International, Inc.	32,290	33
*	TechTeam Global, Inc.	5,490	32
*	PC Mall, Inc.	7,800	31
	TheStreet.com, Inc.	10,767	31
*	GTSI Corp.	5,149	31
*	Smart Modular Technologies Inc.	20,058	31
*	Isilon Systems Inc.	9,300	31
*	Lionbridge Technologies, Inc.	24,207	30
*	Hutchinson Technology, Inc.	8,600	30
*	Hypercom Corp.	27,100	29
*	Constant Contact, Inc.	2,200	29

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Ebix, Inc.	1,200	29
*	Kulicke & Soffa Industries, Inc.	16,834	29
*	Measurement Specialties, Inc.	4,100	28
*	NetSuite Inc.	3,300	28
*	Borland Software Corp.	25,740	27
*	Radiant Systems, Inc.	7,950	27
*	TranSwitch Corp.	95,189	27
*	Conexant Systems, Inc.	38,847	27
*	Powerwave Technologies, Inc.	52,792	26
*	Magma Design Automation, Inc.	25,500	26
*	Photronics, Inc.	13,300	26
*	Zix Corp.	21,700	26
*	Cray, Inc.	12,370	26
*	Openwave Systems Inc.	39,175	25
*	SiRF Technology Holdings, Inc.	19,766	25
*	Dot Hill Systems Corp.	31,231	25
*	Integrated Silicon Solution, Inc.	15,300	25
*	LTX-Credence Corp.	91,436	25
	Bel Fuse, Inc. Class B	1,156	25
*	X-Rite Inc.	16,306	24
*	Rudolph Technologies, Inc.	6,792	24
*	MoSys, Inc.	11,414	24
	Keithley Instruments Inc.	6,403	23
*	Digimarc Corp.	2,317	23
*	I.D. Systems, Inc.	5,700	23
*	ExlService Holdings, Inc.	2,649	23
*	Sonic Solutions, Inc.	12,700	22
*	Maxwell Technologies, Inc.	4,400	22
*	ActivIdentity Corp.	12,400	22
*	PLX Technology, Inc.	12,809	22
*	Ultra Clean Holdings, Inc.	10,800	22
*	Computer Task Group, Inc.	6,500	21
*	PDF Solutions, Inc.	14,369	21
*	Tollgrade Communications, Inc.	4,300	21
*	Edgewater Technology, Inc.	7,915	20
*	Saba Software, Inc.	12,878	20
*	hi/fn, Inc.	7,967	19
*	Aware, Inc.	10,000	19
	QAD Inc.	4,420	19
*	California Micro Devices Corp.	9,828	18
*	GSE Systems, Inc.	2,926	17
*	Semitool, Inc.	5,649	17
*	Axcelis Technologies, Inc.	32,683	17
*	American Technology Corp.	19,570	17
*	Spansion Inc. Class A	86,201	16
*	Lasercard Corp.	4,456	16
*	DivX, Inc.	3,000	16
*	MIPS Technologies, Inc.	13,946	15
*	On2 Technologies, Inc.	76,000	15
*	Sumtotal Systems Inc.	5,064	14
*	Allen Organ Co. Escrow Shares	1,400	14
*	ArcSight, Inc.	1,786	14
*	InFocus Corp.	18,000	14
	Gevity HR, Inc.	9,400	14
*	TransAct Technologies Inc.	3,076	14

*	Virage Logic Corp.	4,700	14
*	Superconductor Technologies Inc.	13,815	14
*	Nu Horizons Electronics Corp.	7,522	13
*	Actuate Software Corp.	4,277	13
*	Autobytel Inc.	27,010	12
*	Lantronix, Inc.	21,000	12
*	Web.com Group, Inc.	3,085	11
*	iGo, Inc.	15,927	11
*	ParkerVision, Inc.	4,500	11
*	LookSmart, Ltd.	6,700	11
*	Westell Technologies, Inc.	41,100	11

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	Mindspeed Technologies Inc.	13,249	11
*	QuickLogic Corp.	17,008	11
*	Telular Corp.	8,083	11
*	SCM Microsystems, Inc.	4,700	11
*	GSI Group, Inc.	18,281	10
*	Techwell, Inc.	1,600	10
*	Avanex Corp.	9,810	10
*,^	Research Frontiers, Inc.	4,700	10
*	Catapult Communications Corp.	1,521	10
*	Ikanos Communications, Inc.	7,741	10
*	Performance Technologies, Inc.	2,900	10
*	EFJ, Inc.	7,200	10
*	Nanometrics Inc.	8,204	10
*	PLATO Learning, Inc.	7,653	9
*	Intraware, Inc.	2,307	9
*	Concurrent Computer Corp.	2,620	9
*	Selectica, Inc.	10,200	9
*	Kemet Corp.	30,863	8
*	Spectrum Control, Inc.	1,300	8
*	Zhone Technologies	94,185	8
*	Datalink Corp.	2,405	7
*	Airvana, Inc.	989	6
*	Management Network Group Inc.	15,119	6
*	Asyst Technologies, Inc.	23,118	6
*	BSQUARE Corp.	2,425	6
*	Ditech Networks Inc.	6,780	6
*	LeCroy Corp.	1,800	5
*	Callidus Software Inc.	1,800	5
	Qualstar Corp.	2,400	5
*	AuthenTec, Inc.	3,100	5
*	Convera Corp.	19,158	5
*	Comarco, Inc.	6,400	5
*	Endwave Corp.	2,100	5
*	Newtek Business Services, Inc.	22,635	5
*	Analysts International Corp.	8,178	5
*	RAE Systems, Inc.	8,200	5
*	Planar Systems, Inc.	7,423	5
*	Digital Angel Corp.	8,108	4
*	Calamp Corp.	8,700	4
*	Network Engines, Inc.	9,800	4
*	AuthentiDate Holding Corp.	14,539	4
*	Pixelworks, Inc.	4,533	3
*	Wave Systems Corp. Class A	8,326	3
*	Nextwave Wireless Inc.	34,701	3
*	FSI International, Inc.	9,808	3
*	Merix Corp.	9,904	3
*	Airspan Networks Inc.	31,680	3
*	NVE Corp.	100	3
*	China Information Security Technology, Inc.	700	3
*,^	Telkonet, Inc.	17,200	2
*	Evolving Systems, Inc.	2,955	2
*	Jupitermedia Corp.	6,017	2
*	Intelli-Check Inc.	1,297	2
*	Wireless Telecom Group, Inc.	5,909	2
*	Rainmaker Systems, Inc.	2,180	2

*	i2 Technologies, Inc.	266	2
*	Livewire Movile, Inc.	14,700	2
*	Leadis Technology Inc.	3,900	1
*	Miva Inc.	5,400	1
*	CallWave, Inc.	1,600	1
*	Silicon Graphics Inc.	300	1
*	Entorian Technologies Inc.	2,721	1
*	Access Intergrated Technologies Inc.	1,600	1
*	Optimal Group, Inc.	300	—
			689,003

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
Materials (2.0%)
	Monsanto Co.	253,999	17,869
	E.I. du Pont de Nemours & Co.	417,238	10,556
	Praxair, Inc.	145,710	8,649
	Newmont Mining Corp. (Holding Co.)	203,264	8,273
	Nucor Corp.	146,551	6,771
	Dow Chemical Co.	427,746	6,455
	Air Products & Chemicals, Inc.	98,156	4,934
	Freeport-McMoRan Copper & Gold, Inc. Class B	177,913	4,348
	Alcoa Inc.	377,175	4,247
	Ecolab, Inc.	110,189	3,873
	Rohm & Haas Co.	58,202	3,596
	Vulcan Materials Co.	50,889	3,541
	PPG Industries, Inc.	76,205	3,233
	Weyerhaeuser Co.	97,992	3,000
	The Mosaic Co.	72,313	2,502
	Sigma-Aldrich Corp.	58,232	2,460
	International Paper Co.	188,924	2,229
*	Owens-Illinois, Inc.	77,639	2,122
	United States Steel Corp.	54,389	2,023
^	Martin Marietta Materials, Inc.	19,274	1,871
	Ball Corp.	42,877	1,783
*	Pactiv Corp.	60,405	1,503
	FMC Corp.	33,218	1,486
*	Crown Holdings, Inc.	74,872	1,438
	Airgas, Inc.	34,264	1,336
	Cliffs Natural Resources Inc.	49,638	1,271
	CF Industries Holdings, Inc.	24,957	1,227
	Lubrizol Corp.	31,343	1,141
	Eastman Chemical Co.	35,534	1,127
	AptarGroup Inc.	31,800	1,121
	Sealed Air Corp.	74,192	1,108
	Bemis Co., Inc.	46,710	1,106
	Sonoco Products Co.	46,718	1,082
	Allegheny Technologies Inc.	41,728	1,065
	International Flavors & Fragrances, Inc.	32,658	971
	Compass Minerals International, Inc.	15,300	897
	MeadWestvaco Corp.	79,072	885
	Steel Dynamics, Inc.	78,869	882
	Celanese Corp. Series A	69,468	863
	RPM International, Inc.	59,802	795
	Valspar Corp.	43,576	788
	Nalco Holding Co.	66,000	762
	Albemarle Corp.	34,090	760
	Terra Industries, Inc.	42,352	706
	Royal Gold, Inc.	14,039	691
	Packaging Corp. of America	49,500	666
	Olin Corp.	35,558	643
	Commercial Metals Co.	53,800	639
	Scotts Miracle-Gro Co.	21,064	626
	Reliance Steel & Aluminum Co.	30,640	611
	Silgan Holdings, Inc.	12,304	588
	Rock-Tenn Co.	16,883	577
	Sensient Technologies Corp.	21,977	525
	AK Steel Holding Corp.	53,017	494

	Titanium Metals Corp.	54,701	482
	Cabot Corp.	30,812	471
	Cytec Industries, Inc.	21,636	459
	Carpenter Technology Corp.	19,500	401
*	Domtar Corp.	238,104	398
	Eagle Materials, Inc.	20,824	383
	Schnitzer Steel Industries, Inc. Class A	10,000	377
	Texas Industries, Inc.	10,900	376
	Greif Inc. Class A	11,100	371
	Minerals Technologies, Inc.	9,000	368
*	Intrepid Potash, Inc.	17,434	362

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
	H.B. Fuller Co.	22,400	361
	Ashland, Inc.	33,452	352
	Worthington Industries, Inc.	31,400	346
	Arch Chemicals, Inc.	12,350	322
*	OM Group, Inc.	14,789	312
	Huntsman Corp.	77,440	266
*	Calgon Carbon Corp.	17,100	263
	Balchem Corp.	10,125	252
	Zep, Inc.	11,856	229
	Glatfelter	24,300	226
	Temple-Inland Inc.	47,024	226
*	Rockwood Holdings, Inc.	19,078	206
	Deltic Timber Corp.	4,500	206
*,^	Coeur d’Alene Mines Corp.	233,800	206
*	Hecla Mining Co.	73,088	205
	A. Schulman Inc.	11,900	202
	Wausau Paper Corp.	17,526	200
*	W.R. Grace & Co.	33,400	199
*	Solutia Inc.	43,952	198
	Chemtura Corp.	141,058	197
	NewMarket Corp.	5,319	186
*	Stillwater Mining Co.	36,095	178
	AMCOL International Corp.	8,400	176
*	Century Aluminum Co.	16,100	161
*	RTI International Metals, Inc.	11,239	161
*	Zoltek Cos., Inc.	16,234	146
	Ferro Corp.	20,376	144
*	Haynes International, Inc.	5,495	135
	Schweitzer-Mauduit International, Inc.	6,753	135
*	PolyOne Corp.	42,300	133
	Kaiser Aluminum Corp.	5,628	127
	Koppers Holdings, Inc.	5,700	123
*	Headwaters Inc.	17,200	116
*	Brush Engineered Materials Inc.	9,100	116
	A.M. Castle & Co.	10,173	110
	Westlake Chemical Corp.	6,542	107
	Stepan Co.	2,223	104
	Spartech Corp.	14,600	91
*	Allied Nevada Gold Corp.	17,600	89
	Great Northern Iron Ore Properties	1,231	88
*	Landec Corp.	12,600	83
	Olympic Steel, Inc.	3,900	79
	Innophos Holdings Inc.	3,900	77
	Louisiana-Pacific Corp.	44,856	70
	Myers Industries, Inc.	8,461	68
	American Vanguard Corp.	5,466	64
	Neenah Paper Inc.	7,004	62
*	GenTek, Inc.	3,832	58
*	Graphic Packaging Holding Co.	49,359	56
	Penford Corp.	5,215	53
	Innospec, Inc.	8,800	52
*	Horsehead Holding Corp.	10,757	51
*	Buckeye Technology, Inc.	13,700	50
	Quaker Chemical Corp.	3,000	49
	NL Industries, Inc.	3,199	43

*	U.S. Concrete, Inc.	12,205	41
*,^	Altair Nanotechnology Inc.	33,400	41
*	ICO, Inc.	11,500	36
*	General Moly, Inc.	29,329	35
*	Smurfit-Stone Container Corp.	128,940	33
*	Flotek Industries, Inc.	12,600	32
*	LSB Industries, Inc.	3,600	30
*	U.S. Energy Corp.	14,923	24
	Hawkins, Inc.	1,600	24
*	Mercer International Inc.	12,482	24
*	Apex Silver Mines Ltd.	24,400	24

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
*	U.S. Gold Corp.	22,000	20
*	Omnova Solutions Inc.	22,741	15
*	Universal Stainless & Alloy Products, Inc.	1,000	14
*	AbitibiBowater, Inc.	30,794	14
*	AEP Industries, Inc.	800	14
	Georgia Gulf Corp.	10,717	11
*	Material Sciences Corp.	6,300	10
*	Nonophase Technologies Corp.	9,100	10
*	Caraustar Industries, Inc.	10,300	5
*	Rock of Ages Corp.	1,410	3
			148,138
Telecommunication Services (2.1%)
	AT&T Inc.	2,721,455	77,561
	Verizon Communications Inc.	1,315,158	44,584
*	American Tower Corp. Class A	182,320	5,346
	Qwest Communications International Inc.	719,108	2,618
	Embarq Corp.	65,965	2,372
*	Sprint Nextel Corp.	1,286,647	2,355
*	Crown Castle International Corp.	126,467	2,223
	Windstream Corp.	203,482	1,872
*	MetroPCS Communications Inc.	97,811	1,452
*	NII Holdings Inc.	76,518	1,391
	Frontier Communications Corp.	146,244	1,278
	CenturyTel, Inc.	44,985	1,229
	Telephone & Data Systems, Inc.	31,162	989
*	SBA Communications Corp.	44,000	718
*	Leap Wireless International, Inc.	25,924	697
*	tw telecom inc.	65,354	554
*	Level 3 Communications, Inc.	723,971	507
	Telephone & Data Systems, Inc. - Special Common Shares	17,799	500
*	U.S. Cellular Corp.	9,249	400
*	Centennial Communications Corp. Class A	37,509	302
	Shenandoah Telecommunications Co.	10,240	287
*	Syniverse Holdings Inc.	19,755	236
*	General Communication, Inc.	26,946	218
*	Premiere Global Services, Inc.	24,709	213
	NTELOS Holdings Corp.	8,200	202
*	Cincinnati Bell Inc.	100,940	195
	Iowa Telecommunications Services Inc.	12,071	172
	Alaska Communications Systems Holdings, Inc.	17,100	160
	FairPoint Communications, Inc.	47,906	157
*	Cbeyond Inc.	9,473	151
	Atlantic Tele-Network, Inc.	5,185	138
*	Cogent Communications Group, Inc.	17,360	113
	Consolidated Communications Holdings, Inc.	9,436	112
	USA Mobility, Inc.	8,600	100
*	Global Crossing Ltd.	7,900	63
	D&E Communications, Inc.	8,591	58
	Hickory Tech Corp.	10,322	56
*	ICO Global Communications (Holdings) Ltd.	46,159	52
	SureWest Communications	4,500	51
*	Vonage Holdings Corp.	77,100	51
*	iBasis, Inc.	26,800	38
*	PAETEC Holding Corp.	25,424	37

	Arbinet Holdings, Inc.	21,101	32
*	iPCS, Inc.	4,600	32
*	TerreStar Corp.	37,411	15
*	Fibertower Corp.	92,042	15
*	8X8 Inc.	27,550	13
*	IDT Corp. Class B	22,800	9
*	Globalstar, Inc.	24,500	5
*	IDT Corp.	800	—
			151,929

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Market
			Value
		Shares	($000)
Utilities (2.6%)
	Exelon Corp.	303,492	16,877
	Southern Co.	356,187	13,179
	Dominion Resources, Inc.	268,212	9,613
	FPL Group, Inc.	179,565	9,037
	Duke Energy Corp.	584,966	8,780
	Entergy Corp.	88,676	7,372
	Public Service Enterprise Group, Inc.	235,376	6,866
	FirstEnergy Corp.	141,102	6,855
	PG&E Corp.	168,502	6,523
	American Electric Power Co., Inc.	186,198	6,197
	PPL Corp.	173,291	5,318
	Consolidated Edison Inc.	126,400	4,921
	Sempra Energy	108,340	4,619
	Edison International	143,397	4,606
	Progress Energy, Inc.	115,220	4,592
	Xcel Energy, Inc.	199,443	3,700
	Ameren Corp.	97,271	3,235
	DTE Energy Co.	75,741	2,702
	Allegheny Energy, Inc.	77,959	2,640
	Questar Corp.	80,528	2,632
*	AES Corp.	312,636	2,576
*	NRG Energy, Inc.	104,278	2,433
	Wisconsin Energy Corp.	54,377	2,283
	Constellation Energy Group, Inc.	83,054	2,084
	Equitable Resources, Inc.	57,932	1,944
	CenterPoint Energy Inc.	151,274	1,909
	SCANA Corp.	51,899	1,848
	NSTAR	49,698	1,813
	Pepco Holdings, Inc.	101,064	1,795
	MDU Resources Group, Inc.	81,121	1,751
	Northeast Utilities	71,794	1,727
*	Mirant Corp.	86,718	1,636
	Puget Energy, Inc.	59,796	1,631
	Integrys Energy Group, Inc.	35,271	1,516
	Alliant Energy Corp.	51,658	1,507
	Pinnacle West Capital Corp.	46,477	1,493
	NiSource, Inc.	128,179	1,406
	ONEOK, Inc.	46,194	1,345
	Aqua America, Inc.	62,799	1,293
	TECO Energy, Inc.	99,873	1,233
	UGI Corp. Holding Co.	50,100	1,223
	DPL Inc.	52,426	1,197
	OGE Energy Corp.	43,380	1,118
	AGL Resources Inc.	35,379	1,109
	Piedmont Natural Gas, Inc.	34,500	1,093
	NV Energy Inc.	109,869	1,087
	Great Plains Energy, Inc.	55,664	1,076
	National Fuel Gas Co.	34,343	1,076
	CMS Energy Corp.	105,751	1,068
	Westar Energy, Inc.	50,214	1,030
	Atmos Energy Corp.	42,436	1,006
	ITC Holdings Corp.	22,762	994
*	Reliant Energy, Inc.	160,916	930
	Energen Corp.	31,662	929

Hawaiian Electric Industries Inc.	41,569	920
Vectren Corp.	36,284	907
New Jersey Resources Corp.	19,600	771
WGL Holdings Inc.	23,324	762
Nicor Inc.	21,444	745
Cleco Corp.	28,191	644
IDACORP, Inc.	21,350	629
American Water Works Co., Inc.	29,760	621
Portland General Electric Co.	30,000	584
South Jersey Industries, Inc.	14,100	562
Northwest Natural Gas Co.	12,650	559

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
					Market
					Value
				Shares	($000)
	Southwest Gas Corp.			20,927	528
	Avista Corp.			25,686	498
	Black Hills Corp.			18,015	486
	UniSource Energy Corp.			16,500	484
*	Dynegy, Inc.			234,602	469
	The Laclede Group, Inc.			9,800	459
	NorthWestern Corp.			18,583	436
	California Water Service Group			9,213	428
	PNM Resources Inc.			39,823	401
	ALLETE, Inc.			12,375	399
	CH Energy Group, Inc.			7,700	396
*	El Paso Electric Co.			20,821	377
	MGE Energy, Inc.			10,600	350
	UIL Holdings Corp.			11,233	337
	Ormat Technologies Inc.			9,913	316
	American States Water Co.			8,557	282
	Empire District Electric Co.			15,700	276
	SJW Corp.			5,500	165
	Middlesex Water Co.			7,966	137
	Connecticut Water Services, Inc.			5,347	126
	Central Vermont Public Service Corp.			4,130	99
	Maine & Maritimes Corp.			1,900	74
*	Cadiz Inc.			5,495	69
	The York Water Co.			4,641	56
	Chesapeake Utilities Corp.			1,750	55
	Consolidated Water Co., Ltd.			3,269	41
	Southwest Water Co.			7,227	23
	Unitil Corp.			900	19
	Florida Public Util. Co.			1,050	11
	Artesian Resources Corp Class A			500	8
*	Synthesis Energy Systems, Inc.			4,797	3
	RGC Resources, Inc.			99	3
					195,938

Total Common Stocks (Cost $4,695,812)					4,445,708

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

U.S. Government and Agency Obligations (28.2%)
U.S. Government Securities (9.1%)
	U.S. Treasury Bond	13.250%	5/15/14	2,000	2,091
	U.S. Treasury Bond	11.750%	11/15/14	2,000	2,189
	U.S. Treasury Bond	11.250%	2/15/15	6,475	9,832
	U.S. Treasury Bond	10.625%	8/15/15	1,215	1,839
	U.S. Treasury Bond	9.875%	11/15/15	400	597
	U.S. Treasury Bond	7.250%	5/15/16	26,915	36,062

U.S. Treasury Bond	7.500%	11/15/16	4,825	6,596
U.S. Treasury Bond	8.750%	5/15/17	22,975	33,859
U.S. Treasury Bond	8.875%	8/15/17	7,000	10,439
U.S. Treasury Bond	8.875%	2/15/19	4,350	6,698
U.S. Treasury Bond	8.750%	5/15/20	1,200	1,870
U.S. Treasury Bond	8.750%	8/15/20	20,650	32,291
U.S. Treasury Bond	7.875%	2/15/21	19,400	28,876
U.S. Treasury Bond	8.125%	5/15/21	490	745
U.S. Treasury Bond	8.125%	8/15/21	4,200	6,402
U.S. Treasury Bond	8.000%	11/15/21	870	1,322
U.S. Treasury Bond	7.125%	2/15/23	3,175	4,615
U.S. Treasury Bond	6.250%	8/15/23	3,700	5,059
U.S. Treasury Bond	6.875%	8/15/25	200	304
U.S. Treasury Bond	6.750%	8/15/26	11,795	17,818
U.S. Treasury Bond	6.625%	2/15/27	1,895	2,838
U.S. Treasury Bond	6.375%	8/15/27	1,670	2,448
U.S. Treasury Bond	5.500%	8/15/28	5,435	7,359
U.S. Treasury Bond	5.250%	11/15/28	75	99

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Treasury Bond	5.250%	2/15/29	1,550	2,058
U.S. Treasury Bond	6.125%	8/15/29	1,570	2,308
U.S. Treasury Bond	6.250%	5/15/30	3,580	5,392
U.S. Treasury Bond	4.500%	2/15/36	95	127
U.S. Treasury Bond	5.000%	5/15/37	100	145
U.S. Treasury Bond	4.375%	2/15/38	17,910	24,061
U.S. Treasury Bond	4.500%	5/15/38	10,650	14,571
U.S. Treasury Inflation-Indexed Note	3.500%	1/15/11	5,725	6,989
U.S. Treasury Inflation-Indexed Note	2.375%	4/15/11	5,400	5,759
U.S. Treasury Note	3.250%	12/31/09	4,700	4,834
U.S. Treasury Note	2.125%	1/31/10	4,500	4,582
U.S. Treasury Note	3.500%	2/15/10	1,775	1,838
U.S. Treasury Note	6.500%	2/15/10	21,085	22,488
U.S. Treasury Note	2.000%	2/28/10	350	356
U.S. Treasury Note	2.125%	4/30/10	700	717
U.S. Treasury Note	2.625%	5/31/10	2,475	2,550
U.S. Treasury Note	2.875%	6/30/10	8,925	9,243
U.S. Treasury Note	2.750%	7/31/10	1,700	1,761
U.S. Treasury Note	4.125%	8/15/10	1,605	1,700
U.S. Treasury Note	2.000%	9/30/10	450	461
U.S. Treasury Note	1.500%	10/31/10	38,550	39,122
U.S. Treasury Note	1.250%	11/30/10	23,000	23,248
U.S. Treasury Note	0.875%	12/31/10	7,085	7,101
U.S. Treasury Note	4.500%	2/28/11	200	216
U.S. Treasury Note	4.875%	4/30/11	75	82
U.S. Treasury Note	4.500%	9/30/11	28,805	31,605
U.S. Treasury Note	1.750%	11/15/11	33,850	34,606
U.S. Treasury Note	4.500%	11/30/11	500	551
U.S. Treasury Note	4.625%	12/31/11	3,225	3,570
U.S. Treasury Note	4.750%	1/31/12	4,825	5,367
U.S. Treasury Note	4.875%	2/15/12	2,350	2,629
U.S. Treasury Note	4.625%	2/29/12	500	555
U.S. Treasury Note	4.500%	3/31/12	6,850	7,572
U.S. Treasury Note	4.500%	4/30/12	3,250	3,601
U.S. Treasury Note	4.750%	5/31/12	300	336
U.S. Treasury Note	4.250%	9/30/12	425	475
U.S. Treasury Note	3.875%	10/31/12	13,650	15,109
U.S. Treasury Note	3.375%	11/30/12	1,250	1,362
U.S. Treasury Note	2.750%	2/28/13	100	107
U.S. Treasury Note	3.500%	5/31/13	75	82
U.S. Treasury Note	3.375%	6/30/13	475	518
U.S. Treasury Note	3.375%	7/31/13	1,875	2,048
U.S. Treasury Note	3.125%	8/31/13	6,575	7,088
U.S. Treasury Note	3.125%	9/30/13	11,585	12,497
U.S. Treasury Note	2.750%	10/31/13	72,208	76,766
U.S. Treasury Note	4.250%	11/15/13	135	154
U.S. Treasury Note	2.000%	11/30/13	3,600	3,694
U.S. Treasury Note	1.500%	12/31/13	15,950	15,910
U.S. Treasury Note	4.000%	2/15/14	605	686
U.S. Treasury Note	4.250%	8/15/14	725	834
U.S. Treasury Note	4.000%	2/15/15	1,250	1,424
U.S. Treasury Note	4.250%	8/15/15	7,625	8,861
U.S. Treasury Note	5.125%	5/15/16	2,050	2,483

	U.S. Treasury Note	4.875%	8/15/16	750	896
	U.S. Treasury Note	4.625%	2/15/17	300	355
	U.S. Treasury Note	4.750%	8/15/17	2,100	2,515
	U.S. Treasury Note	3.500%	2/15/18	575	638
	U.S. Treasury Note	4.000%	8/15/18	4,100	4,745
	U.S. Treasury Note	3.750%	11/15/18	19,160	21,732
					675,328
Agency Bonds and Notes (3.2%)
	Agency for International Development - Egypt
	(U.S. Government Guaranteed)	4.450%	9/15/15	1,400	1,532
2	Federal Farm Credit Bank	5.250%	9/13/10	500	532
2	Federal Farm Credit Bank	2.625%	4/21/11	925	946

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal Farm Credit Bank	5.375%	7/18/11	3,050	3,322
2	Federal Farm Credit Bank	3.875%	8/25/11	875	917
2	Federal Farm Credit Bank	4.500%	10/17/12	700	761
2	Federal Farm Credit Bank	3.875%	10/7/13	700	740
2	Federal Farm Credit Bank	5.125%	8/25/16	925	1,050
2	Federal Farm Credit Bank	4.875%	1/17/17	850	943
2	Federal Home Loan Bank	3.750%	1/8/10	100	103
2	Federal Home Loan Bank	3.875%	1/15/10	825	849
2	Federal Home Loan Bank	2.750%	3/12/10	1,050	1,070
2	Federal Home Loan Bank	4.375%	3/17/10	2,000	2,079
2	Federal Home Loan Bank	4.875%	5/14/10	475	499
2	Federal Home Loan Bank	7.625%	5/14/10	8,800	9,552
2	Federal Home Loan Bank	2.750%	6/18/10	1,000	1,021
2	Federal Home Loan Bank	3.500%	7/16/10	1,900	1,966
2	Federal Home Loan Bank	3.375%	10/20/10	1,625	1,686
2	Federal Home Loan Bank	4.750%	12/10/10	375	398
2	Federal Home Loan Bank	3.625%	12/17/10	800	834
2	Federal Home Loan Bank	3.125%	6/10/11	1,000	1,035
2	Federal Home Loan Bank	3.375%	6/24/11	8,000	8,357
2	Federal Home Loan Bank	5.375%	8/19/11	3,775	4,132
2	Federal Home Loan Bank	3.750%	9/9/11	325	342
2	Federal Home Loan Bank	3.625%	9/16/11	675	710
2	Federal Home Loan Bank	4.875%	11/18/11	1,650	1,796
2	Federal Home Loan Bank	4.625%	10/10/12	775	849
2	Federal Home Loan Bank	3.375%	2/27/13	850	887
2	Federal Home Loan Bank	5.375%	6/14/13	250	280
2	Federal Home Loan Bank	5.125%	8/14/13	3,325	3,709
2	Federal Home Loan Bank	4.000%	9/6/13	1,000	1,067
2	Federal Home Loan Bank	3.625%	10/18/13	2,675	2,812
2	Federal Home Loan Bank	5.500%	8/13/14	925	1,059
2	Federal Home Loan Bank	5.375%	5/18/16	2,250	2,567
2	Federal Home Loan Bank	5.625%	6/13/16	300	319
2	Federal Home Loan Bank	5.125%	10/19/16	750	843
2	Federal Home Loan Bank	4.750%	12/16/16	5,525	6,115
2	Federal Home Loan Bank	4.875%	5/17/17	400	449
2	Federal Home Loan Bank	5.000%	11/17/17	350	398
2	Federal Home Loan Bank	5.250%	12/11/20	1,000	1,167
2	Federal Home Loan Bank	5.625%	6/11/21	1,100	1,304
2	Federal Home Loan Bank	5.500%	7/15/36	250	321
2	Federal Home Loan Mortgage Corp.	7.000%	3/15/10	4,000	4,282
2	Federal Home Loan Mortgage Corp.	2.875%	4/30/10	1,450	1,484
2	Federal Home Loan Mortgage Corp.	4.125%	7/12/10	3,025	3,156
2	Federal Home Loan Mortgage Corp.	5.125%	8/23/10	9,000	9,558
2	Federal Home Loan Mortgage Corp.	6.875%	9/15/10	865	946
2	Federal Home Loan Mortgage Corp.	5.000%	10/18/10	325	345
2	Federal Home Loan Mortgage Corp.	3.125%	10/25/10	675	699
2	Federal Home Loan Mortgage Corp.	4.750%	1/18/11	700	747

2	Federal Home Loan Mortgage Corp.	3.250%	2/25/11	11,500	11,930
2	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	3,000	3,376
2	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	10,075	11,041
2	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	1,325	1,430
2	Federal Home Loan Mortgage Corp.	4.500%	1/15/13	5,650	6,158
2	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	1,200	1,312
2	Federal Home Loan Mortgage Corp.	4.125%	9/27/13	1,500	1,621
2	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	2,550	2,865
2	Federal Home Loan Mortgage Corp.	4.750%	1/19/16	1,000	1,108
2	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	3,000	3,418
2	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	4,000	4,717
2	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	1,500	1,721
2	Federal Home Loan Mortgage Corp.	5.000%	12/14/18	3,425	3,350
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	1,750	2,507
2	Federal National Mortgage Assn.	7.250%	1/15/10	6,720	7,138
2	Federal National Mortgage Assn.	3.250%	2/10/10	1,475	1,511
2	Federal National Mortgage Assn.	3.875%	2/15/10	6,125	6,324
2	Federal National Mortgage Assn.	4.750%	3/12/10	10,875	11,344
2	Federal National Mortgage Assn.	7.125%	6/15/10	1,000	1,083

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal National Mortgage Assn.	3.000%	7/12/10	7,000	7,192
2	Federal National Mortgage Assn.	2.875%	10/12/10	1,000	1,029
2	Federal National Mortgage Assn.	6.625%	11/15/10	1,650	1,812
2	Federal National Mortgage Assn.	6.250%	2/1/11	1,425	1,503
2	Federal National Mortgage Assn.	5.125%	4/15/11	750	810
2	Federal National Mortgage Assn.	6.000%	5/15/11	7,300	8,048
2	Federal National Mortgage Assn.	6.125%	3/15/12	1,450	1,643
2	Federal National Mortgage Assn.	4.875%	5/18/12	2,225	2,440
2	Federal National Mortgage Assn.	4.375%	9/15/12	1,300	1,411
2	Federal National Mortgage Assn.	3.625%	2/12/13	1,500	1,586
2	Federal National Mortgage Assn.	4.750%	2/21/13	1,000	1,089
2	Federal National Mortgage Assn.	4.375%	3/15/13	2,225	2,415
2	Federal National Mortgage Assn.	4.625%	5/1/13	700	713
2	Federal National Mortgage Assn.	2.875%	12/11/13	525	537
2	Federal National Mortgage Assn.	5.125%	1/2/14	975	987
2	Federal National Mortgage Assn.	4.125%	4/15/14	3,700	3,997
2	Federal National Mortgage Assn.	4.625%	10/15/14	4,000	4,421
2	Federal National Mortgage Assn.	5.375%	7/15/16	3,000	3,456
2	Federal National Mortgage Assn.	5.250%	9/15/16	2,525	2,891
2	Federal National Mortgage Assn.	4.875%	12/15/16	525	589
2	Federal National Mortgage Assn.	5.000%	2/13/17	1,975	2,241
2	Federal National Mortgage Assn.	7.125%	1/15/30	1,000	1,494
2	Federal National Mortgage Assn.	7.250%	5/15/30	1,700	2,596
2	Federal National Mortgage Assn.	6.625%	11/15/30	1,850	2,667
2	Federal National Mortgage Assn.	5.625%	7/15/37	1,100	1,405
2	Financing Corp.	9.800%	4/6/18	500	762
	State of Israel (U.S. Government Guaranteed)	5.500%	9/18/23	500	609

	State of Israel (U.S. Government Guaranteed)	5.500%	12/4/23	375	458
	State of Israel (U.S. Government Guaranteed)	5.500%	4/26/24	925	1,133
2	Tennessee Valley Auth.	4.500%	4/1/18	375	414
2	Tennessee Valley Auth.	6.750%	11/1/25	100	138
2	Tennessee Valley Auth.	7.125%	5/1/30	1,500	2,187
2	Tennessee Valley Auth.	5.500%	6/15/38	225	283
2	Tennessee Valley Auth.	5.375%	4/1/56	375	482
					241,927
Conventional Mortgage-Backed Securities (14.6%)
2,3	Federal Home Loan Mortgage Corp.	4.000%	1/1/09–2/1/21	12,716	12,961
2,3	Federal Home Loan Mortgage Corp.	4.500%	3/1/09–10/1/35	36,031	37,010
2,3	Federal Home Loan Mortgage Corp.	5.000%	10/1/11–5/1/38	103,176	105,718
2,3	Federal Home Loan Mortgage Corp.	5.500%	1/1/09–1/1/38	125,681	129,058
2,3	Federal Home Loan Mortgage Corp.	6.000%	1/1/09–10/1/37	89,771	92,733
2,3	Federal Home Loan Mortgage Corp.	6.500%	1/1/09–12/1/37	24,407	25,405
2,3	Federal Home Loan Mortgage Corp.	7.000%	1/1/09–8/1/36	5,15[2]	5,396
2,3	Federal Home Loan Mortgage Corp.	7.500%	7/1/10–1/1/32	649	679
2,3	Federal Home Loan Mortgage Corp.	8.000%	2/1/10–10/1/31	616	652
2,3	Federal Home Loan Mortgage Corp.	8.500%	12/1/16–5/1/30	81	88
2,3	Federal Home Loan Mortgage Corp.	9.000%	10/1/21–4/1/30	54	59
2,3	Federal Home Loan Mortgage Corp.	9.500%	4/1/16–4/1/25	20	21
2,3	Federal Home Loan Mortgage Corp.	10.000%	3/1/17–4/1/25	9	11
2,3	Federal National Mortgage Assn.	4.000%	9/1/10–11/1/18	5,174	5,279
2,3	Federal National Mortgage Assn.	4.500%	7/1/11–10/1/35	38,680	39,726
2,3	Federal National Mortgage Assn.	5.000%	9/1/09–11/1/38	132,431	135,918
2,3	Federal National Mortgage Assn.	5.500%	3/1/09–8/1/37	184,882	190,167
2,3	Federal National Mortgage Assn.	6.000%	1/1/09–11/1/37	114,299	118,002
2,3	Federal National Mortgage Assn.	6.500%	1/1/09–9/1/37	38,688	40,312
2,3	Federal National Mortgage Assn.	7.000%	9/1/10–8/1/37	8,447	8,846
2,3	Federal National Mortgage Assn.	7.500%	1/1/11–12/1/32	1,413	1,489
2,3	Federal National Mortgage Assn.	8.000%	6/1/10–11/1/30	209	222
2,3	Federal National Mortgage Assn.	8.500%	11/1/18–9/1/30	151	162
2,3	Federal National Mortgage Assn.	9.000%	10/1/16–8/1/26	42	47

2,3	Federal National Mortgage Assn.	9.500%	5/1/16–2/1/25	11	12

2,3	Federal National Mortgage Assn.	10.000%	1/1/20–8/1/21	1	1
2,3	Federal National Mortgage Assn.	10.500%	8/1/20	1	1
3	Government National Mortgage Assn.	4.500%	8/15/18–7/15/35	2,834	2,912
3	Government National Mortgage Assn.	5.000%	3/15/18–1/1/39	21,671	22,303

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Government National Mortgage Assn.	5.500%	3/15/15–1/1/39	48,827	50,374
3	Government National Mortgage Assn.	6.000%	3/15/09–4/20/38	37,497	38,715
3	Government National Mortgage Assn.	6.500%	7/15/09–11/20/37	14,603	15,199
3	Government National Mortgage Assn.	7.000%	4/15/09–8/15/32	2,932	3,074
3	Government National Mortgage Assn.	7.500%	9/15/09–3/15/32	796	841
3	Government National Mortgage Assn.	8.000%	9/15/09–3/15/32	512	546
3	Government National Mortgage Assn.	8.500%	3/15/17–7/15/30	58	62
3	Government National Mortgage Assn.	9.000%	6/15/16–2/15/30	99	108
3	Government National Mortgage Assn.	9.500%	9/15/18–1/15/25	26	27
3	Government National Mortgage Assn.	10.000%	3/15/19	1	1
3	Government National Mortgage Assn.	11.000%	12/15/15	1	1
					1,084,138
Nonconventional Mortgage-Backed Securities (1.3%)
2,3	Federal Home Loan Mortgage Corp.	4.379%	1/1/35	58	59
2,3	Federal Home Loan Mortgage Corp.	4.381%	12/1/34	921	912
2,3	Federal Home Loan Mortgage Corp.	4.580%	9/1/34	469	462
2,3	Federal Home Loan Mortgage Corp.	4.596%	11/1/34	1,195	1,200
2,3	Federal Home Loan Mortgage Corp.	4.599%	4/1/35	1,475	1,481
2,3	Federal Home Loan Mortgage Corp.	4.630%	12/1/35	1,560	1,567
2,3	Federal Home Loan Mortgage Corp.	4.653%	7/1/35	1,099	1,104
2,3	Federal Home Loan Mortgage Corp.	4.676%	12/1/34	350	352
2,3	Federal Home Loan Mortgage Corp.	4.796%	7/1/35	2,285	2,302
2,3	Federal Home Loan Mortgage Corp.	4.804%	3/1/36	1,076	1,085
2,3	Federal Home Loan Mortgage Corp.	4.999%	5/1/35	1,401	1,416
2,3	Federal Home Loan Mortgage Corp.	5.239%	3/1/37	967	979
2,3	Federal Home Loan Mortgage Corp.	5.262%	3/1/36	1,554	1,578
2,3	Federal Home Loan Mortgage Corp.	5.276%	12/1/36	389	392
2,3	Federal Home Loan Mortgage Corp.	5.327%	12/1/35	822	837

2,3	Federal Home Loan Mortgage Corp.	5.423%	3/1/37	1,030	1,049
2,3	Federal Home Loan Mortgage Corp.	5.431%	4/1/37	1,881	1,915
2,3	Federal Home Loan Mortgage Corp.	5.485%	2/1/36	1,277	1,299
2,3	Federal Home Loan Mortgage Corp.	5.565%	1/1/37	638	642
2,3	Federal Home Loan Mortgage Corp.	5.576%	5/1/36	2,077	2,116
2,3	Federal Home Loan Mortgage Corp.	5.599%	4/1/37	1,449	1,479
2,3	Federal Home Loan Mortgage Corp.	5.676%	12/1/36	1,992	2,032
2,3	Federal Home Loan Mortgage Corp.	5.689%	3/1/37	2,648	2,703
2,3	Federal Home Loan Mortgage Corp.	5.703%	9/1/36	2,555	2,613
2,3	Federal Home Loan Mortgage Corp.	5.770%	5/1/36	629	645
2,3	Federal Home Loan Mortgage Corp.	5.822%	6/1/37	1,725	1,765
2,3	Federal Home Loan Mortgage Corp.	5.828%	4/1/37	1,420	1,452
2,3	Federal Home Loan Mortgage Corp.	5.830%	6/1/37	2,293	2,350
2,3	Federal Home Loan Mortgage Corp.	5.874%	12/1/36	667	683
2,3	Federal Home Loan Mortgage Corp.	5.881%	5/1/37	2,376	2,430
2,3	Federal Home Loan Mortgage Corp.	5.967%	10/1/37	341	350
2,3	Federal Home Loan Mortgage Corp.	6.091%	8/1/37	1,065	1,094
2,3	Federal Home Loan Mortgage Corp.	6.511%	2/1/37	1,044	1,084
2,3	Federal National Mortgage Assn.	4.135%	5/1/34	467	466
2,3	Federal National Mortgage Assn.	4.417%	8/1/35	1,098	1,101
2,3	Federal National Mortgage Assn.	4.425%	7/1/35	472	474
2,3	Federal National Mortgage Assn.	4.574%	1/1/35	917	917
2,3	Federal National Mortgage Assn.	4.579%	11/1/34	1,683	1,684
2,3	Federal National Mortgage Assn.	4.582%	12/1/34	1,226	1,216
2,3	Federal National Mortgage Assn.	4.618%	8/1/35	3,292	3,307
2,3	Federal National Mortgage Assn.	4.629%	11/1/33	304	306
2,3	Federal National Mortgage Assn.	4.633%	9/1/34	676	680
2,3	Federal National Mortgage Assn.	4.677%	10/1/34	732	727
2,3	Federal National Mortgage Assn.	4.691%	11/1/34	671	662

2,3	Federal National Mortgage Assn.	4.725%	8/1/35	867	867
2,3	Federal National Mortgage Assn.	4.740%	9/1/34	317	318
2,3	Federal National Mortgage Assn.	4.751%	6/1/34	622	627
2,3	Federal National Mortgage Assn.	4.756%	10/1/34	1,257	1,252
2,3	Federal National Mortgage Assn.	4.794%	9/1/35	917	924
2,3	Federal National Mortgage Assn.	4.818%	12/1/35	1,872	1,887
2,3	Federal National Mortgage Assn.	4.835%	4/1/37	1,785	1,806
2,3	Federal National Mortgage Assn.	4.850%	11/1/35	1,666	1,680

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2,3	Federal National Mortgage Assn.	4.865%	7/1/35	1,121	1,131
2,3	Federal National Mortgage Assn.	4.937%	7/1/35	448	452
2,3	Federal National Mortgage Assn.	4.968%	10/1/35	1,434	1,449
2,3	Federal National Mortgage Assn.	5.026%	12/1/33	399	403
2,3	Federal National Mortgage Assn.	5.049%	11/1/35	1,790	1,811
2,3	Federal National Mortgage Assn.	5.059%	2/1/36	544	551
2,3	Federal National Mortgage Assn.	5.074%	12/1/35	2,152	2,178
2,3	Federal National Mortgage Assn.	5.108%	1/1/36	1,191	1,206
2,3	Federal National Mortgage Assn.	5.129%	12/1/35	2,633	2,667
2,3	Federal National Mortgage Assn.	5.254%	3/1/37	1,056	1,074
2,3	Federal National Mortgage Assn.	5.456%	2/1/36	1,595	1,621
2,3	Federal National Mortgage Assn.	5.470%	5/1/37	984	1,001
2,3	Federal National Mortgage Assn.	5.575%	1/1/37	1,342	1,368
2,3	Federal National Mortgage Assn.	5.593%	7/1/36	272	277
2,3	Federal National Mortgage Assn.	5.627%	3/1/37	1,217	1,242
2,3	Federal National Mortgage Assn.	5.658%	6/1/36	905	922
2,3	Federal National Mortgage Assn.	5.687%	2/1/37	1,256	1,283
2,3	Federal National Mortgage Assn.	5.695%	2/1/37	770	786
2,3	Federal National Mortgage Assn.	5.728%	3/1/37	1,061	1,084
2,3	Federal National Mortgage Assn.	5.756%	4/1/36	1,406	1,434
2,3	Federal National Mortgage Assn.	5.777%	1/1/36	367	372
2,3	Federal National Mortgage Assn.	5.780%	4/1/37	480	490
2,3	Federal National Mortgage Assn.	5.799%	4/1/37	1,731	1,768
2,3	Federal National Mortgage Assn.	5.888%	9/1/36	1,065	1,089
2,3	Federal National Mortgage Assn.	5.947%	11/1/36	2,706	2,778
2,3	Federal National Mortgage Assn.	6.055%	8/1/37	887	913
2,3	Federal National Mortgage Assn.	6.130%	6/1/36	268	276

2,3	Federal National Mortgage Assn.	6.611%	9/1/37	1,211	1,253
					97,207
Total U.S. Government and Agency Obligations (Cost $1,992,170)					2,098,600
Corporate Bonds (9.2%)
Asset-Backed/Commercial Mortgage-Backed Securities (1.9%)
3	Banc of America Commercial Mortgage, Inc.	4.050%	11/10/38	350	327
3	Banc of America Commercial Mortgage, Inc.	4.153%	11/10/38	150	130
3	Banc of America Commercial Mortgage, Inc.	4.877%	7/10/42	1,700	1,348
3	Banc of America Commercial Mortgage, Inc.	5.118%	7/11/43	1,560	1,527
3	Banc of America Commercial Mortgage, Inc.	5.372%	9/10/45	1,200	915
3	Banc of America Commercial Mortgage, Inc.	5.115%	10/10/45	1,000	775
3	Banc of America Commercial Mortgage, Inc.	5.634%	7/10/46	1,300	1,013
3	Banc of America Commercial Mortgage, Inc.	5.414%	9/10/47	825	636
3,4	Banc of America Commercial Mortgage, Inc.	6.158%	2/10/51	2,000	1,495
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/33	4,000	3,557
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.463%	4/12/38	250	193
3,4	Bear Stearns Commercial Mortgage Securities, Inc.	5.464%	4/12/38	175	93
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.660%	6/11/40	4,425	3,426
3	Bear Stearns Commercial Mortgage Securities, Inc.	4.521%	11/11/41	250	210
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.742%	9/11/42	1,250	863
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.127%	10/12/42	500	470
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.613%	6/11/50	850	627
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.694%	6/11/50	800	551

3	Bear Stearns Commercial Mortgage Securities, Inc.	5.700%	6/11/50	1,050	721
3,4	Bear Stearns Commercial Mortgage Securities, Inc.	5.915%	6/11/50	350	149
3	Capital Auto Receivables Asset Trust	4.680%	10/15/12	1,300	1,207
3,4	Capital One Multi-Asset Execution Trust	1.295%	2/15/12	5,500	5,389
3	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	450	416
3	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	3,500	2,650
3	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	225	177
3	CDC Commercial Mortgage Trust	5.676%	11/15/30	1,525	1,384
3	Chase Issuance Trust	4.650%	12/17/12	3,300	3,187
3	Chase Issuance Trust	5.400%	7/15/15	400	368
3	Citibank Credit Card Issuance Trust	4.150%	7/7/17	250	199
3	Citibank Credit Card Issuance Trust	5.650%	9/20/19	125	104
3	Citibank Credit Card Master Trust	5.875%	3/10/11	2,000	1,994
3	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	198	135

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	Citigroup Commercial Mortgage Trust	5.724%	3/15/49	550	437
3,4	Citigroup Commercial Mortgage Trust	5.700%	12/10/49	300	210
3,4	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.225%	7/15/44	525	302
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.225%	7/15/44	1,600	1,254
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.886%	11/15/44	1,650	1,152
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/49	3,025	2,288
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.322%	12/11/49	1,410	968
3,5	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	410	430
3	Commercial Mortgage Pass Through Certificates	5.116%	6/10/44	250	195
3	Commercial Mortgage Pass-Through Certificates	5.767%	6/10/46	1,255	999
3	Commercial Mortgage Pass-Through Certificates	5.248%	12/10/46	200	181
3,4	Commercial Mortgage Pass-Through Certificates	5.816%	12/10/49	1,725	1,212
3	Countrywide Home Loans	4.783%	5/25/33	401	374
3,4	Credit Suisse First Boston Mortgage Securities Corp.	4.750%	1/15/37	1,500	945
3,4	Credit Suisse First Boston Mortgage Securities Corp.	5.014%	2/15/38	1,000	792
3	Credit Suisse First Boston Mortgage Securities Corp.	3.936%	5/15/38	575	456
3,4	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	35	21
3	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	3,950	3,073
3	Credit Suisse Mortgage Capital Certificates	5.826%	6/15/38	1,475	1,177
3	Credit Suisse Mortgage Capital Certificates	5.551%	2/15/39	1,950	1,502

3,4	Credit Suisse Mortgage Capital Certificates	5.723%	6/15/39	1,750	1,226
3	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	800	604
3	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	525	362
3,4	CWCapital Cobalt	5.820%	5/15/46	2,000	1,404
3	DaimlerChrysler Auto Trust	4.200%	7/8/10	292	291
3	DaimlerChrysler Auto Trust	5.330%	8/8/10	723	722
3	Discover Card Master Trust	5.650%	12/15/15	1,650	1,411
3	Discover Card Master Trust	5.650%	3/16/20	125	93
3	First Union National Bank Commercial Mortgage Trust	6.223%	12/12/33	350	315
3,4	First Union National Bank Commercial Mortgage Trust	6.618%	10/15/35	900	832
3	GE Capital Commercial Mortgage Corp.	5.994%	12/10/35	201	191
3	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	1,000	849
3,4	GE Capital Commercial Mortgage Corp.	5.338%	3/10/44	2,000	1,525
3	GE Capital Credit Card Master Note Trust	5.080%	9/15/12	5,300	5,119
3	GMAC Commercial Mortgage Securities, Inc.	7.455%	8/16/33	301	286
3	GMAC Commercial Mortgage Securities, Inc.	6.700%	4/15/34	650	599
3	GMAC Commercial Mortgage Securities, Inc.	4.908%	3/10/38	75	60
3	GMAC Commercial Mortgage Securities, Inc.	4.646%	4/10/40	250	223
3	GMAC Commercial Mortgage Securities, Inc.	4.864%	12/10/41	150	119
3	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	500	424
3	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	1,230	1,050
3	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	205	192
3	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	1,700	1,327
3	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	1,950	1,497
3	GS Mortgage Securities Corp. II	5.506%	4/10/38	967	909
3,4	GS Mortgage Securities Corp. II	5.553%	4/10/38	700	539

3	GS Mortgage Securities Corp. II	5.396%	8/10/38	1,825	1,484
3	GS Mortgage Securities Corp. II	5.799%	8/10/45	925	653
3	Honda Auto Receivables Owner Trust	5.300%	7/21/10	228	228
3	Honda Auto Receivables Owner Trust	5.120%	10/15/10	1,720	1,707
3	Honda Auto Receivables Owner Trust	4.880%	9/18/14	600	558
3	JPMorgan Chase Commercial Mortgage Securities	6.260%	3/15/33	218	207
3	JPMorgan Chase Commercial Mortgage Securities	5.050%	12/12/34	350	296
3	JPMorgan Chase Commercial Mortgage Securities	4.824%	9/12/37	350	315
3,4	JPMorgan Chase Commercial Mortgage Securities	4.948%	9/12/37	28	17
3	JPMorgan Chase Commercial Mortgage Securities	5.160%	4/15/43	3,822	3,681
3,4	JPMorgan Chase Commercial Mortgage Securities	5.475%	4/15/43	350	272
3	JPMorgan Chase Commercial Mortgage Securities	5.875%	4/15/45	1,750	1,401
3	JPMorgan Chase Commercial Mortgage Securities	5.803%	6/15/49	3,480	2,702
3	JPMorgan Chase Commercial Mortgage Securities	5.818%	6/15/49	1,325	934
3	JPMorgan Chase Commercial Mortgage Securities	5.794%	2/12/51	1,000	694
3	JPMorgan Chase Commercial Mortgage Securities	5.855%	2/12/51	650	484
3	JPMorgan Chase Commercial Mortgage Securities	5.716%	2/15/51	350	240
3,4	JPMorgan Chase Commercial Mortgage Securities	5.882%	2/15/51	1,655	1,158
3	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	1,242	969
3	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	575	441

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	97	93
3	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	2,025	1,588
3	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	1,000	849
3	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	200	159
3	LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	1,500	1,230
3,4	LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	1,625	1,257
3	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	875	601
3,4	LB-UBS Commercial Mortgage Trust	6.149%	4/15/41	1,825	1,356
3	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	1,050	731
3	LB-UBS Commerical Mortgage Trust	4.960%	12/15/31	250	209
3,4	LB-UBS Commerical Mortgage Trust	5.936%	7/15/44	375	163
3,4	MBNA Credit Card Master Note Trust	4.969%	12/15/11	250	243
3	MBNA Master Credit Card Trust	7.000%	2/15/12	5,800	5,751
3	Merrill Lynch Mortgage Trust	5.236%	11/12/35	350	285
3	Merrill Lynch Mortgage Trust	5.657%	5/12/39	350	278
3,4	Merrill Lynch Mortgage Trust	5.291%	1/12/44	1,650	1,284
3,4	Merrill Lynch Mortgage Trust	5.829%	6/12/50	1,900	1,337
3	Merrill Lynch Mortgage Trust	5.425%	2/12/51	250	185
3	Merrill Lynch Mortgage Trust	5.690%	2/12/51	825	589
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.700%	9/12/17	500	345
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.909%	6/12/46	1,475	1,183
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.378%	8/12/48	1,575	1,080
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590%	9/12/49	725	550
3,4	Morgan Stanley Capital I	5.110%	6/15/40	1,800	1,442

3	Morgan Stanley Capital I	4.850%	6/13/41	1,300	1,179
3	Morgan Stanley Capital I	5.270%	6/13/41	400	323
3	Morgan Stanley Capital I	5.328%	11/12/41	250	190
3	Morgan Stanley Capital I	4.970%	12/15/41	275	178
3	Morgan Stanley Capital I	5.168%	1/14/42	425	334
3,4	Morgan Stanley Capital I	5.650%	6/13/42	850	590
3	Morgan Stanley Capital I	4.989%	8/13/42	2,000	1,555
3	Morgan Stanley Capital I	5.230%	9/15/42	1,050	824
3	Morgan Stanley Capital I	5.771%	10/15/42	550	430
3,4	Morgan Stanley Capital I	5.208%	11/14/42	650	509
3	Morgan Stanley Capital I	6.280%	1/11/43	1,525	1,140
3,4	Morgan Stanley Capital I	5.387%	3/12/44	500	384
3,4	Morgan Stanley Capital I	5.691%	4/15/49	25	11
3,4	Morgan Stanley Capital I	5.881%	6/11/49	200	86
3	Morgan Stanley Capital I	5.809%	12/12/49	1,375	953
3	Morgan Stanley Capital I	5.090%	10/12/52	500	468
3	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	475	445
3	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	825	820
3	PSE&G Transition Funding LLC	6.890%	12/15/17	2,000	2,017
3	Salomon Brothers Mortgage Securities VII	5.561%	9/25/33	1,151	1,054
3	USAA Auto Owner Trust	5.360%	2/15/11	544	543
3	USAA Auto Owner Trust	4.710%	2/18/14	925	833
3,4	Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	150	124
3	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	250	225
3	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	500	389
3	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	450	428
3,4	Wachovia Bank Commercial Mortgage Trust	5.232%	7/15/41	1,425	1,160
3	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	1,150	892
3,4	Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	400	316
3	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	350	272
3,4	Wachovia Bank Commercial Mortgage Trust	5.740%	5/15/43	900	717
3	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	1,050	800

3,4	Wachovia Bank Commercial Mortgage Trust	5.209%	10/15/44	950	758
3,4	Wachovia Bank Commercial Mortgage Trust	5.265%	12/15/44	2,300	1,795
3	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	1,500	1,232
3	World Omni Auto Receivables Trust	3.940%	10/15/12	800	732
					142,308
Finance (3.1%)
	Banking (2.0%)
	Abbey National PLC	7.950%	10/26/29	650	563
	American Express Bank, FSB	5.550%	10/17/12	375	355
	American Express Bank, FSB	6.000%	9/13/17	525	467

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	American Express Centurion Bank	5.200%	11/26/10	450	436
	American Express Centurion Bank	5.550%	10/17/12	250	238
	American Express Centurion Bank	5.950%	6/12/17	75	70
	American Express Centurion Bank	6.000%	9/13/17	375	352
	American Express Co.	5.500%	9/12/16	350	324
	American Express Co.	6.150%	8/28/17	225	219
3	American Express Co.	6.800%	9/1/66	550	302
	American Express Credit Corp.	5.000%	12/2/10	725	691
	American Express Credit Corp.	5.875%	5/2/13	525	512
	American Express Credit Corp.	7.300%	8/20/13	450	463
5	American Express Travel	5.250%	11/21/11	125	119
5	Banco Bilbao Vizcaya ARG	5.750%	7/20/17	1,950	1,953
3	Bank of America Capital Trust XIV	5.630%	12/31/49	200	76
	Bank of America Corp.	4.500%	8/1/10	1,425	1,435
	Bank of America Corp.	4.250%	10/1/10	300	299
	Bank of America Corp.	4.375%	12/1/10	475	475
6	Bank of America Corp.	1.700%	12/23/10	650	652
6	Bank of America Corp.	3.125%	6/15/12	1,600	1,676
	Bank of America Corp.	4.875%	1/15/13	75	75
	Bank of America Corp.	5.375%	6/15/14	175	175
	Bank of America Corp.	5.125%	11/15/14	1,075	1,037
	Bank of America Corp.	5.250%	12/1/15	275	249
	Bank of America Corp.	5.750%	8/15/16	275	260
	Bank of America Corp.	5.625%	10/14/16	1,575	1,555
	Bank of America Corp.	5.300%	3/15/17	325	312
	Bank of America Corp.	5.420%	3/15/17	925	823
	Bank of America Corp.	6.100%	6/15/17	350	349
	Bank of America Corp.	5.625%	3/8/35	350	292
	Bank of America Corp.	6.000%	10/15/36	600	645
	Bank of New York Mellon	4.950%	1/14/11	500	505
	Bank of New York Mellon	4.950%	11/1/12	425	435
	Bank of New York Mellon	4.950%	3/15/15	800	780
	Bank of Tokyo-Mitsubishi	8.400%	4/15/10	500	513
	Bank One Corp.	7.875%	8/1/10	375	394
	Bank One Corp.	5.250%	1/30/13	925	910
	Bank One Corp.	4.900%	4/30/15	475	444
3	Barclays Bank PLC	6.278%	12/29/49	350	223
	BB&T Capital Trust II	6.750%	6/7/36	1,100	834
	BB&T Corp.	6.500%	8/1/11	375	382
	BB&T Corp.	4.750%	10/1/12	300	290
	BB&T Corp.	5.625%	9/15/16	100	101
	BB&T Corp.	5.250%	11/1/19	200	179
	Bear Stearns Co., Inc.	4.550%	6/23/10	775	769
	Bear Stearns Co., Inc.	5.350%	2/1/12	900	891
	Bear Stearns Co., Inc.	5.700%	11/15/14	750	737
	Bear Stearns Co., Inc.	5.300%	10/30/15	985	964
	Bear Stearns Co., Inc.	5.550%	1/22/17	1,150	1,081
	Bear Stearns Co., Inc.	6.400%	10/2/17	800	832
	Bear Stearns Co., Inc.	7.250%	2/1/18	375	411
	Capital One Capital III	7.686%	8/15/36	525	221

	Capital One Capital IV	6.745%	2/17/37	300	138
	Capital One Financial Corp.	5.700%	9/15/11	375	349
	Capital One Financial Corp.	4.800%	2/21/12	50	45
	Capital One Financial Corp.	5.500%	6/1/15	225	190
	Capital One Financial Corp.	6.150%	9/1/16	50	34
	Capital One Financial Corp.	5.250%	2/21/17	50	44
	Capital One Financial Corp.	6.750%	9/15/17	650	628
3,5	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	1,700	1,658
3	Citigroup Capital XXI	8.300%	12/21/57	1,300	1,002
	Citigroup, Inc.	4.625%	8/3/10	875	858
	Citigroup, Inc.	6.500%	1/18/11	1,075	1,084
	Citigroup, Inc.	5.125%	2/14/11	300	294
	Citigroup, Inc.	5.100%	9/29/11	875	854
6	Citigroup, Inc.	2.875%	12/9/11	1,050	1,087
	Citigroup, Inc.	6.000%	2/21/12	450	444
	Citigroup, Inc.	5.625%	8/27/12	350	329

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Citigroup, Inc.	5.300%	10/17/12	1,175	1,147
	Citigroup, Inc.	6.500%	8/19/13	575	581
	Citigroup, Inc.	5.000%	9/15/14	3,825	3,325
	Citigroup, Inc.	5.300%	1/7/16	275	261
	Citigroup, Inc.	5.500%	2/15/17	100	90
	Citigroup, Inc.	6.125%	11/21/17	1,100	1,106
	Citigroup, Inc.	6.625%	6/15/32	1,050	1,020
	Citigroup, Inc.	5.875%	2/22/33	900	772
	Citigroup, Inc.	6.000%	10/31/33	225	197
	Citigroup, Inc.	5.850%	12/11/34	50	49
	Citigroup, Inc.	5.875%	5/29/37	225	227
	Citigroup, Inc.	6.875%	3/5/38	125	144
	Colonial Bank NA	6.375%	12/1/15	150	98
	Comerica Bank	5.200%	8/22/17	300	227
	Compass Bank	6.400%	10/1/17	150	128
	Compass Bank	5.900%	4/1/26	225	161
	Countrywide Financial Corp.	5.800%	6/7/12	50	49
	Countrywide Home Loan	4.000%	3/22/11	1,925	1,831
	Credit Suisse First Boston USA, Inc.	4.125%	1/15/10	1,500	1,493
	Credit Suisse First Boston USA, Inc.	4.875%	8/15/10	225	225
	Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	750	753
	Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	250	256
	Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	1,425	1,452
	Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	250	234
	Credit Suisse First Boston USA, Inc.	5.125%	8/15/15	350	320
	Credit Suisse First Boston USA, Inc.	5.850%	8/16/16	750	724
	Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	200	221
3	Credit Suisse First Boston USA, Inc.	5.860%	5/15/49	450	225
	Credit Suisse New York	6.000%	2/15/18	1,025	1,009
	Deutsche Bank AG London	5.375%	10/12/12	925	940
	Deutsche Bank AG London	4.875%	5/20/13	750	760
	Deutsche Bank AG London	6.000%	9/1/17	600	637
	Deutsche Bank Financial LLC	5.375%	3/2/15	900	814
	Fifth Third Bancorp.	4.200%	2/23/10	250	246
	Fifth Third Bancorp.	6.250%	5/1/13	250	237
	Fifth Third Bancorp.	4.750%	2/1/15	325	279
	Fifth Third Bancorp.	8.250%	3/1/38	200	162
	First Tennessee Bank	5.050%	1/15/15	200	129
	Fleet Capital Trust II	7.920%	12/11/26	500	411
	Fleet Financial Group, Inc.	6.875%	1/15/28	600	601
	Golden West Financial Corp.	4.750%	10/1/12	375	356
3	Goldman Sachs Capital II	5.793%	12/29/49	550	217
	Goldman Sachs Group, Inc.	4.500%	6/15/10	640	632
	Goldman Sachs Group, Inc.	6.875%	1/15/11	100	102
	Goldman Sachs Group, Inc.	6.600%	1/15/12	2,150	2,126

6	Goldman Sachs Group, Inc.	3.250%	6/15/12	1,800	1,884
	Goldman Sachs Group, Inc.	5.450%	11/1/12	900	859
	Goldman Sachs Group, Inc.	5.250%	4/1/13	950	893
	Goldman Sachs Group, Inc.	4.750%	7/15/13	400	367
	Goldman Sachs Group, Inc.	5.150%	1/15/14	600	550
	Goldman Sachs Group, Inc.	5.000%	10/1/14	1,450	1,254
	Goldman Sachs Group, Inc.	5.125%	1/15/15	150	136
	Goldman Sachs Group, Inc.	5.350%	1/15/16	825	748
	Goldman Sachs Group, Inc.	5.625%	1/15/17	625	521
	Goldman Sachs Group, Inc.	6.250%	9/1/17	1,075	1,017
	Goldman Sachs Group, Inc.	5.950%	1/18/18	675	627
	Goldman Sachs Group, Inc.	6.150%	4/1/18	100	96
	Goldman Sachs Group, Inc.	5.950%	1/15/27	675	500
	Goldman Sachs Group, Inc.	6.125%	2/15/33	875	813
	Goldman Sachs Group, Inc.	6.345%	2/15/34	1,125	828
	Goldman Sachs Group, Inc.	6.450%	5/1/36	375	286
	Goldman Sachs Group, Inc.	6.750%	10/1/37	1,050	864
5	HBOS Treasury Services PLC	5.250%	2/21/17	1,950	1,927
5	HBOS Treasury Services PLC	6.750%	5/21/18	425	372
	HSBC Bank USA	5.875%	11/1/34	300	292
	HSBC Bank USA	5.625%	8/15/35	900	836

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	HSBC Holdings PLC	7.625%	5/17/32	400	435
	HSBC Holdings PLC	7.350%	11/27/32	400	422
	HSBC Holdings PLC	6.500%	5/2/36	600	614
	HSBC Holdings PLC	6.500%	9/15/37	525	554
	HSBC Holdings PLC	6.800%	6/1/38	125	135
5	ICICI Bank Ltd.	6.625%	10/3/12	25	20
	JPM Capital Trust	6.550%	9/29/36	600	508
	JPMorgan Capital Trust	5.875%	3/15/35	1,400	1,092
	JPMorgan Chase & Co.	6.750%	2/1/11	300	309
	JPMorgan Chase & Co.	5.600%	6/1/11	550	565
	JPMorgan Chase & Co.	4.850%	6/16/11	400	404
6	JPMorgan Chase & Co.	3.125%	12/1/11	1,100	1,149
	JPMorgan Chase & Co.	4.500%	1/15/12	675	671
	JPMorgan Chase & Co.	6.625%	3/15/12	425	435
	JPMorgan Chase & Co.	5.375%	10/1/12	1,825	1,864
	JPMorgan Chase & Co.	5.750%	1/2/13	350	353
	JPMorgan Chase & Co.	5.375%	1/15/14	100	100
	JPMorgan Chase & Co.	5.125%	9/15/14	375	363
	JPMorgan Chase & Co.	4.750%	3/1/15	175	170
	JPMorgan Chase & Co.	5.150%	10/1/15	675	651
	JPMorgan Chase & Co.	5.875%	6/13/16	725	728
	JPMorgan Chase & Co.	6.400%	5/15/38	75	90
	JPMorgan Chase Capital XXII	6.450%	2/2/37	650	522
	JPMorgan Chase Capital XXV	6.800%	10/1/37	725	664
	KeyBank NA	5.800%	7/1/14	150	134
	KeyBank NA	4.950%	9/15/15	725	566
	KeyBank NA	5.450%	3/3/16	300	243
	KeyCorp	6.500%	5/14/13	50	46
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	558
	Marshall & Ilsley Bank	4.850%	6/16/15	375	285
	MBNA America Bank NA	6.625%	6/15/12	350	353
	MBNA Corp.	6.125%	3/1/13	500	489
	MBNA Corp.	5.000%	6/15/15	400	366
	Mellon Funding Corp.	5.000%	12/1/14	250	229
	Morgan Stanley Dean Witter	4.000%	1/15/10	1,475	1,448
	Morgan Stanley Dean Witter	4.250%	5/15/10	550	528
6	Morgan Stanley Dean Witter	2.900%	12/1/10	650	667
	Morgan Stanley Dean Witter	5.050%	1/21/11	100	97
	Morgan Stanley Dean Witter	6.750%	4/15/11	1,175	1,147
6	Morgan Stanley Dean Witter	3.250%	12/1/11	700	733
	Morgan Stanley Dean Witter	5.625%	1/9/12	525	489
	Morgan Stanley Dean Witter	5.750%	8/31/12	100	93
	Morgan Stanley Dean Witter	4.750%	4/1/14	1,200	946
	Morgan Stanley Dean Witter	6.000%	4/28/15	925	813
	Morgan Stanley Dean Witter	5.375%	10/15/15	650	546
	Morgan Stanley Dean Witter	5.750%	10/18/16	1,000	834
	Morgan Stanley Dean Witter	5.450%	1/9/17	975	817
	Morgan Stanley Dean Witter	5.550%	4/27/17	250	209
	Morgan Stanley Dean Witter	5.950%	12/28/17	700	596
	Morgan Stanley Dean Witter	6.625%	4/1/18	725	652
	Morgan Stanley Dean Witter	6.250%	8/9/26	1,050	874
	Morgan Stanley Dean Witter	7.250%	4/1/32	475	413
	National City Corp.	4.900%	1/15/15	500	428

3	National City Preferred Capital Trust I	12.000%	12/31/49	1,100	1,034
5	Nationwide Building Society	5.500%	7/18/12	2,000	1,896
	NB Capital Trust IV	8.250%	4/15/27	1,000	797
5	Northern Rock PLC	5.625%	6/22/17	2,500	2,450
	Northern Trust Co.	5.500%	8/15/13	100	103
	Northern Trust Co.	6.500%	8/15/18	75	81
	PNC Bank NA	4.875%	9/21/17	525	483
	PNC Bank NA	6.000%	12/7/17	350	348
	PNC Funding Corp.	5.250%	11/15/15	250	238
	Regions Financial Corp.	6.375%	5/15/12	75	70
	Regions Financial Corp.	7.375%	12/10/37	75	59
3	Regions Financial Corp.	6.625%	5/15/47	300	164
	Royal Bank of Canada	4.125%	1/26/10	1,400	1,395

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Royal Bank of Scotland Group PLC	6.375%	2/1/11	325	327
	Royal Bank of Scotland Group PLC	5.000%	11/12/13	175	156
3	Royal Bank of Scotland Group PLC	7.648%	8/29/49	1,525	759
	Santander Central Hispano Issuances Ltd.	7.625%	9/14/10	400	400
	Santander Financial Issuances	6.375%	2/15/11	1,075	1,021
	Sanwa Bank Ltd.	7.400%	6/15/11	625	647
	Southtrust Corp.	5.800%	6/15/14	300	278
	Sovereign Bancorp, Inc.	4.800%	9/1/10	575	520
	Sovereign Bank	5.125%	3/15/13	250	209
3,5	Standard Chartered PLC	6.409%	12/31/49	300	125
	State Street Capital Trust	5.300%	1/15/16	300	297
	SunTrust Banks, Inc.	6.375%	4/1/11	500	504
	SunTrust Banks, Inc.	5.200%	1/17/17	750	680
	SunTrust Banks, Inc.	5.450%	12/1/17	100	94
	SunTrust Banks, Inc.	7.250%	3/15/18	75	78
	SunTrust Capital VIII	6.100%	12/15/36	175	115
	Swiss Bank Corp.	7.000%	10/15/15	750	750
	Synovus Financial Corp.	5.125%	6/15/17	500	382
	UBS AG	5.875%	12/20/17	1,400	1,284
	UBS AG	5.750%	4/25/18	50	46
	UFJ Finance Aruba AEC	6.750%	7/15/13	500	500
	Union Bank of California NA	5.950%	5/11/16	450	362
	Union Planters Corp.	7.750%	3/1/11	1,000	956
	UnionBanCal Corp.	5.250%	12/16/13	150	130
	US Bank NA	6.375%	8/1/11	250	261
	US Bank NA	6.300%	2/4/14	250	269
3	USB Capital IX	6.189%	4/15/49	300	135
	Wachovia Bank NA	4.800%	11/1/14	500	462
	Wachovia Bank NA	4.875%	2/1/15	1,030	943
	Wachovia Bank NA	5.850%	2/1/37	1,050	1,012
	Wachovia Bank NA	6.600%	1/15/38	250	268
3	Wachovia Capital Trust III	5.800%	3/15/11	825	491
	Wachovia Corp.	4.375%	6/1/10	450	448
	Wachovia Corp.	5.300%	10/15/11	675	662
	Wachovia Corp.	4.875%	2/15/14	170	155
	Wachovia Corp.	5.625%	10/15/16	500	453
	Wachovia Corp.	5.750%	6/15/17	300	297
	Wachovia Corp.	5.750%	2/1/18	100	101
5	Wachovia Corp.	8.000%	12/15/26	1,200	948
	Wachovia Corp.	7.500%	4/15/35	150	145
	Wachovia Corp.	5.500%	8/1/35	200	162
	Wachovia Corp.	6.550%	10/15/35	100	86
	Wells Fargo & Co.	4.200%	1/15/10	3,040	3,086
	Wells Fargo & Co.	4.875%	1/12/11	725	744
	Wells Fargo & Co.	5.300%	8/26/11	200	204
6	Wells Fargo & Co.	3.000%	12/9/11	875	911
	Wells Fargo & Co.	5.250%	10/23/12	100	103
	Wells Fargo & Co.	4.375%	1/31/13	275	271
	Wells Fargo & Co.	4.950%	10/16/13	550	539
	Wells Fargo & Co.	5.625%	12/11/17	1,150	1,191
	Wells Fargo Bank NA	4.750%	2/9/15	1,650	1,593

	Wells Fargo Bank NA	5.750%	5/16/16	250	256
	Wells Fargo Bank NA	5.950%	8/26/36	500	519
	Wells Fargo Capital X	5.950%	12/15/36	425	355
3	Wells Fargo Capital XIII	7.700%	12/29/49	450	370
3	Wells Fargo Capital XV	9.750%	12/29/49	100	102
	Zions Bancorp.	5.500%	11/16/15	675	504

	Brokerage (0.1%)
	Ameriprise Financial Inc.	5.350%	11/15/10	100	90
	Ameriprise Financial Inc.	5.650%	11/15/15	525	446
	BlackRock, Inc.	6.250%	9/15/17	300	283
	Janus Capital Group	5.875%	9/15/11	300	219
	Janus Capital Group	6.700%	6/15/17	150	75
	Jefferies Group Inc.	6.450%	6/8/27	1,150	710
	Lazard Group	6.850%	6/15/17	450	285

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Merrill Lynch & Co., Inc.	4.250%	2/8/10	425	417
	Merrill Lynch & Co., Inc.	5.770%	7/25/11	150	152
	Merrill Lynch & Co., Inc.	6.050%	8/15/12	175	175
	Merrill Lynch & Co., Inc.	5.450%	2/5/13	475	457
	Merrill Lynch & Co., Inc.	6.150%	4/25/13	950	936
	Merrill Lynch & Co., Inc.	5.000%	2/3/14	1,075	1,023
	Merrill Lynch & Co., Inc.	5.450%	7/15/14	125	120
	Merrill Lynch & Co., Inc.	5.000%	1/15/15	650	620
	Merrill Lynch & Co., Inc.	6.050%	5/16/16	600	553
	Merrill Lynch & Co., Inc.	5.700%	5/2/17	1,225	1,097
	Merrill Lynch & Co., Inc.	6.400%	8/28/17	1,000	1,007
	Merrill Lynch & Co., Inc.	6.875%	4/25/18	450	474
	Merrill Lynch & Co., Inc.	6.220%	9/15/26	750	695
	Merrill Lynch & Co., Inc.	6.110%	1/29/37	225	203
	Merrill Lynch & Co., Inc.	7.750%	5/14/38	775	845

	Finance Companies (0.5%)
	Allied Capital Corp.	6.000%	4/1/12	275	189
	American General Finance Corp.	4.875%	5/15/10	975	575
	American General Finance Corp.	5.625%	8/17/11	550	264
	American General Finance Corp.	4.875%	7/15/12	150	65
	American General Finance Corp.	5.375%	10/1/12	50	24
	American General Finance Corp.	5.850%	6/1/13	975	405
	American General Finance Corp.	5.750%	9/15/16	375	142
	Block Financial LLC	7.875%	1/15/13	125	117
	Capmark Financial Group	5.875%	5/10/12	100	35
	Capmark Financial Group	6.300%	5/10/17	300	84
	CIT Group Funding Co. of Canada	4.650%	7/1/10	300	263
	CIT Group Funding Co. of Canada	5.200%	6/1/15	850	595
	CIT Group, Inc.	4.250%	2/1/10	400	371
	CIT Group, Inc.	5.600%	4/27/11	500	419
	CIT Group, Inc.	5.400%	3/7/13	150	111
	CIT Group, Inc.	5.125%	9/30/14	200	144
	CIT Group, Inc.	5.000%	2/1/15	400	268
	CIT Group, Inc.	5.400%	1/30/16	25	18
	CIT Group, Inc.	5.850%	9/15/16	300	213
	CIT Group, Inc.	5.650%	2/13/17	850	595
	CIT Group, Inc.	6.000%	4/1/36	500	315
3	CIT Group, Inc.	6.100%	3/15/67	25	8
	General Electric Capital Corp.	4.125%	9/1/09	25	25
	General Electric Capital Corp.	4.875%	10/21/10	1,050	1,071
	General Electric Capital Corp.	6.125%	2/22/11	235	244
	General Electric Capital Corp.	5.500%	4/28/11	1,100	1,130
6	General Electric Capital Corp.	3.000%	12/9/11	925	959
	General Electric Capital Corp.	5.875%	2/15/12	1,950	2,004
	General Electric Capital Corp.	4.375%	3/3/12	1,075	1,059
	General Electric Capital Corp.	5.000%	4/10/12	250	250

	General Electric Capital Corp.	6.000%	6/15/12	825	850
	General Electric Capital Corp.	5.250%	10/19/12	2,650	2,673
	General Electric Capital Corp.	5.450%	1/15/13	325	329
	General Electric Capital Corp.	5.500%	6/4/14	1,450	1,453
	General Electric Capital Corp.	5.650%	6/9/14	1,150	1,160
	General Electric Capital Corp.	5.375%	10/20/16	200	196
	General Electric Capital Corp.	5.400%	2/15/17	500	491
	General Electric Capital Corp.	5.625%	9/15/17	625	619
	General Electric Capital Corp.	6.750%	3/15/32	2,925	3,170
	General Electric Capital Corp.	6.150%	8/7/37	250	248
	General Electric Capital Corp.	5.875%	1/14/38	775	770
3	General Electric Capital Corp.	6.375%	11/15/67	1,400	890
3	HSBC Finance Capital Trust IX	5.911%	11/30/35	300	172
	HSBC Finance Corp.	4.625%	9/15/10	725	717
	HSBC Finance Corp.	5.250%	1/14/11	1,045	1,037
	HSBC Finance Corp.	5.700%	6/1/11	700	689
	HSBC Finance Corp.	6.375%	10/15/11	725	728
	HSBC Finance Corp.	5.900%	6/19/12	275	278
	HSBC Finance Corp.	4.750%	7/15/13	125	116

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	HSBC Finance Corp.	5.250%	1/15/14	825	792
	HSBC Finance Corp.	5.000%	6/30/15	1,275	1,161
	International Lease Finance Corp.	4.875%	9/1/10	225	180
	International Lease Finance Corp.	5.125%	11/1/10	400	304
	International Lease Finance Corp.	5.450%	3/24/11	400	292
	International Lease Finance Corp.	5.750%	6/15/11	925	675
	International Lease Finance Corp.	5.300%	5/1/12	150	105
	International Lease Finance Corp.	5.000%	9/15/12	2,175	1,501
	SLM Corp.	4.500%	7/26/10	150	134
	SLM Corp.	5.400%	10/25/11	325	262
	SLM Corp.	5.375%	1/15/13	350	252
	SLM Corp.	5.000%	10/1/13	300	217
	SLM Corp.	8.450%	6/15/18	1,225	976
	SLM Corp.	5.625%	8/1/33	700	422

	Insurance (0.4%)
	ACE Capital Trust II	9.700%	4/1/30	75	59
	ACE INA Holdings, Inc.	5.600%	5/15/15	125	115
	AEGON Funding Corp.	5.750%	12/15/20	50	43
	AEGON NV	4.750%	6/1/13	75	63
	Aetna, Inc.	7.875%	3/1/11	300	302
	Aetna, Inc.	5.750%	6/15/11	75	74
	Aetna, Inc.	6.500%	9/15/18	175	170
	Aetna, Inc.	6.625%	6/15/36	650	535
	Aetna, Inc.	6.750%	12/15/37	250	211
	Allied World Assurance	7.500%	8/1/16	550	485
	Allstate Corp.	7.200%	12/1/09	325	335
	Allstate Corp.	6.125%	2/15/12	100	97
	Allstate Corp.	5.000%	8/15/14	25	23
	Allstate Corp.	6.125%	12/15/32	250	230
	Allstate Corp.	5.550%	5/9/35	100	85
3	Allstate Corp.	6.125%	5/15/37	200	129
3	Allstate Corp.	6.500%	5/15/57	200	113
	Ambac, Inc.	5.950%	12/5/35	1,250	384
	American General Capital II	8.500%	7/1/30	700	301
	American International Group, Inc.	4.700%	10/1/10	200	178
	American International Group, Inc.	5.375%	10/18/11	400	325
	American International Group, Inc.	4.950%	3/20/12	700	545
	American International Group, Inc.	4.250%	5/15/13	1,025	737
	American International Group, Inc.	5.600%	10/18/16	125	83
	American International Group, Inc.	6.250%	5/1/36	700	391
3,5	American International Group, Inc.	8.175%	5/15/58	1,450	549

	Aon Capital Trust	8.205%	1/1/27	100	55
	Arch Capital Group Ltd.	7.350%	5/1/34	375	310
	Aspen Insurance Holdings Ltd.	6.000%	8/15/14	300	202
	Assurant, Inc.	5.625%	2/15/14	200	148
	Assurant, Inc.	6.750%	2/15/34	400	246
	AXA SA	8.600%	12/15/30	1,125	803
	Axis Capital Holdings Ltd.	5.750%	12/1/14	275	185
	Berkshire Hathaway Finance Corp.	4.125%	1/15/10	1,150	1,166
	Berkshire Hathaway Finance Corp.	4.200%	12/15/10	1,000	1,024
	Berkshire Hathaway Finance Corp.	4.600%	5/15/13	125	129
	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	125	130
	Berkshire Hathaway Finance Corp.	5.100%	7/15/14	50	53
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	75	78
	Chubb Corp.	5.750%	5/15/18	175	172
	Chubb Corp.	6.000%	5/11/37	650	587
	Chubb Corp.	6.500%	5/15/38	175	167
3	Chubb Corp.	6.375%	3/29/67	250	157
	CIGNA Corp.	6.150%	11/15/36	500	349
	Cincinnati Financial Corp.	6.125%	11/1/34	325	250
	CNA Financial Corp.	6.500%	8/15/16	475	336
	Commerce Group, Inc.	5.950%	12/9/13	175	150
	Coventry Health Care Inc.	6.300%	8/15/14	375	239
3	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	275	115
	Fund American Cos., Inc.	5.875%	5/15/13	150	110

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	GE Global Insurance Holdings Corp.	6.450%	3/1/19	500	465
	GE Global Insurance Holdings Corp.	7.000%	2/15/26	175	161
	GE Global Insurance Holdings Corp.	7.750%	6/15/30	300	289
	Genworth Financial, Inc.	4.950%	10/1/15	125	47
	Genworth Financial, Inc.	6.500%	6/15/34	425	127
3	Genworth Financial, Inc.	6.150%	11/15/66	125	12
	Hartford Financial Services Group, Inc.	5.500%	10/15/16	175	132
	Hartford Financial Services Group, Inc.	5.375%	3/15/17	150	106
	Hartford Financial Services Group, Inc.	6.300%	3/15/18	250	184
	Hartford Financial Services Group, Inc.	6.000%	1/15/19	100	72
	Hartford Financial Services Group, Inc.	5.950%	10/15/36	325	207
3	Hartford Financial Services Group, Inc.	8.125%	6/15/38	125	58
	Hartford Financial Services Group, Inc.	6.100%	10/1/41	225	146
	Humana Inc.	6.450%	6/1/16	275	219
	Humana Inc.	7.200%	6/15/18	325	262
	Humana Inc.	8.150%	6/15/38	325	243
3	ING Capital Funding Trust III	5.775%	12/8/49	875	393
	ING USA Global	4.500%	10/1/10	675	657
	Lincoln National Corp.	6.150%	4/7/36	350	219
3	Lincoln National Corp.	7.000%	5/17/66	400	176
3	Lincoln National Corp.	6.050%	4/20/67	175	63
	Loews Corp.	6.000%	2/1/35	200	150
	Marsh & McLennan Cos., Inc.	5.375%	7/15/14	350	310
	Marsh & McLennan Cos., Inc.	5.875%	8/1/33	100	74
	MetLife, Inc.	5.000%	6/15/15	1,000	923
	MetLife, Inc.	6.500%	12/15/32	75	64
	MetLife, Inc.	6.375%	6/15/34	375	312
	MetLife, Inc.	5.700%	6/15/35	125	100
	MetLife, Inc.	6.400%	12/15/36	300	181
	Principal Financial Group, Inc.	6.050%	10/15/36	250	171
	Principal Life Income Funding	5.300%	12/14/12	100	96
	Principal Life Income Funding	5.100%	4/15/14	475	437
	Progressive Corp.	6.625%	3/1/29	500	461
3	Progressive Corp.	6.700%	6/15/37	425	198
	Prudential Financial, Inc.	5.150%	1/15/13	75	62
	Prudential Financial, Inc.	4.750%	4/1/14	150	117
	Prudential Financial, Inc.	5.100%	9/20/14	250	193
	Prudential Financial, Inc.	5.500%	3/15/16	50	36
	Prudential Financial, Inc.	6.100%	6/15/17	100	73
	Prudential Financial, Inc.	5.750%	7/15/33	200	129
	Prudential Financial, Inc.	5.400%	6/13/35	150	91
	Prudential Financial, Inc.	5.900%	3/17/36	325	211
	Prudential Financial, Inc.	5.700%	12/14/36	550	346
	Torchmark Corp.	6.375%	6/15/16	425	332
	Travelers Cos. Inc.	5.800%	5/15/18	775	746

3	Travelers Cos. Inc.	6.250%	3/15/37	250	157
	Travelers Cos., Inc.	5.500%	12/1/15	600	573
	Travelers Cos., Inc.	6.250%	6/20/16	100	100
	UnitedHealth Group, Inc.	5.000%	8/15/14	350	327
	UnitedHealth Group, Inc.	4.875%	3/15/15	250	216
	UnitedHealth Group, Inc.	6.000%	6/15/17	325	287
	UnitedHealth Group, Inc.	6.000%	11/15/17	100	89
	UnitedHealth Group, Inc.	6.000%	2/15/18	425	393
	UnitedHealth Group, Inc.	6.500%	6/15/37	200	154
	UnitedHealth Group, Inc.	6.625%	11/15/37	325	275
	UnitedHealth Group, Inc.	6.875%	2/15/38	250	221
	WellPoint Inc.	6.375%	1/15/12	200	197
	WellPoint Inc.	6.800%	8/1/12	550	542
	WellPoint Inc.	5.250%	1/15/16	125	110
	WellPoint Inc.	5.850%	1/15/36	150	127
	Willis North America Inc.	6.200%	3/28/17	300	204
	XL Capital Ltd.	6.375%	11/15/24	100	52
	XL Capital Ltd.	6.250%	5/15/27	500	224
3	XL Capital Ltd.	6.500%	12/15/49	400	88

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Other Finance (0.0%)
Chicago Mercantile Exchange Group Inc.	5.400%	8/1/13	550	548
Orix Corp.	5.480%	11/22/11	350	263
XTRA Finance Corp.	5.150%	4/1/17	575	567

Real Estate Investment Trusts (0.1%)
AMB Property LP	6.300%	6/1/13	150	93
AvalonBay Communities, Inc.	5.500%	1/15/12	225	182
AvalonBay Communities, Inc.	5.750%	9/15/16	100	66
Boston Properties, Inc.	6.250%	1/15/13	500	378
Brandywine Operating Partnership	5.400%	11/1/14	225	142
Camden Property Trust	5.700%	5/15/17	325	170
Colonial Realty LP	5.500%	10/1/15	250	145
Duke Realty LP	5.625%	8/15/11	175	137
Duke Realty LP	5.950%	2/15/17	200	104
ERP Operating LP	6.625%	3/15/12	400	328
ERP Operating LP	5.125%	3/15/16	650	458
ERP Operating LP	5.375%	8/1/16	275	198
HCP Inc.	6.700%	1/30/18	200	91
Health Care Property Investors, Inc.	6.450%	6/25/12	525	382
Health Care Property Investors, Inc.	6.300%	9/15/16	300	147
Health Care Property Investors, Inc.	5.625%	5/1/17	25	12
Health Care REIT, Inc.	6.000%	11/15/13	350	237
Health Care REIT, Inc.	6.200%	6/1/16	325	192
Hospitality Properties	5.125%	2/15/15	500	248
HRPT Properties Trust	6.250%	8/15/16	700	379
Kimco Realty Corp.	5.783%	3/15/16	125	80
Liberty Property LP	5.500%	12/15/16	100	63
National Retail Properties	6.875%	10/15/17	875	564
Nationwide Health Properties, Inc.	6.250%	2/1/13	375	297
ProLogis	5.500%	3/1/13	175	79
ProLogis	5.625%	11/15/15	350	179
ProLogis	5.750%	4/1/16	400	208
Realty Income Corp.	6.750%	8/15/19	525	381
Regency Centers LP	6.750%	1/15/12	800	651
Regency Centers LP	5.250%	8/1/15	75	47
Simon Property Group Inc.	4.875%	8/15/10	125	111
Simon Property Group Inc.	5.000%	3/1/12	175	128
Simon Property Group Inc.	5.750%	12/1/15	325	214
Simon Property Group Inc.	5.250%	12/1/16	1,125	790
Simon Property Group Inc.	5.875%	3/1/17	650	425
Simon Property Group Inc.	6.125%	5/30/18	325	220
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/15	400	289
				232,234
Industrial (3.5%)
Basic Industry (0.2%)
Alcan, Inc.	4.875%	9/15/12	325	245
Alcan, Inc.	4.500%	5/15/13	125	89
Alcan, Inc.	5.000%	6/1/15	250	180
Alcan, Inc.	6.125%	12/15/33	800	485
Alcan, Inc.	5.750%	6/1/35	250	142
Alcoa, Inc.	5.720%	2/23/19	405	306
Alcoa, Inc.	5.900%	2/1/27	175	121
Aluminum Co. of America	6.750%	1/15/28	500	379

ArcelorMittal	5.375%	6/1/13	925	724
ArcelorMittal	6.125%	6/1/18	425	288
Barrick Gold Finance Inc.	6.125%	9/15/13	25	24
Barrick Gold Finance Inc.	4.875%	11/15/14	825	743
Barrick North America Finance LLC	6.800%	9/15/18	25	24
Barrick North America Finance LLC	7.500%	9/15/38	25	24
BHP Billiton Finance Ltd.	5.400%	3/29/17	350	325
BHP Finance USA Ltd.	8.500%	12/1/12	500	532
Celulosa Arauco Constitution SA	8.625%	8/15/10	250	258
Celulosa Arauco Constitution SA	5.625%	4/20/15	775	732

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Commercial Metals Co.	6.500%	7/15/17	175	136
	Dow Chemical Co.	6.125%	2/1/11	625	621
	Dow Chemical Co.	6.000%	10/1/12	50	47
	Dow Chemical Co.	5.700%	5/15/18	450	386
	Dow Chemical Co.	7.375%	11/1/29	100	90
	E.I. du Pont de Nemours & Co.	4.125%	4/30/10	195	199
	E.I. du Pont de Nemours & Co.	4.750%	11/15/12	125	126
	E.I. du Pont de Nemours & Co.	5.875%	1/15/14	1,025	1,062
	E.I. du Pont de Nemours & Co.	6.500%	1/15/28	500	518
	Falconbridge Ltd.	7.350%	6/5/12	375	296
	Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	700	602
	Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	875	720
	Inco Ltd.	5.700%	10/15/15	450	378
	Inco Ltd.	7.200%	9/15/32	100	77
	International Paper Co.	5.850%	10/30/12	201	174
	International Paper Co.	5.300%	4/1/15	525	358
	Lubrizol Corp.	5.500%	10/1/14	525	475
	Monsanto Co.	7.375%	8/15/12	350	395
	Newmont Mining	5.875%	4/1/35	325	185
	Noranda, Inc.	7.250%	7/15/12	250	197
	Noranda, Inc.	5.500%	6/15/17	250	159
	Nucor Corp.	5.750%	12/1/17	100	100
	Nucor Corp.	5.850%	6/1/18	400	387
	Nucor Corp.	6.400%	12/1/37	250	240
	Placer Dome, Inc.	6.450%	10/15/35	375	297
	Plum Creek Timber Co.	5.875%	11/15/15	400	329
	Potash Corp. of Saskatchewan	7.750%	5/31/11	400	415
	Praxair, Inc.	5.250%	11/15/14	150	154
	Praxair, Inc.	5.200%	3/15/17	25	24
	Rio Tinto Finance USA Ltd.	5.875%	7/15/13	400	321
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	400	286
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	159
	Rohm & Haas Co.	7.850%	7/15/29	600	587
	Southern Copper Corp.	7.500%	7/27/35	650	497
	US Steel Corp.	5.650%	6/1/13	100	71
	US Steel Corp.	6.050%	6/1/17	300	176
	Vale Overseas Ltd.	6.250%	1/11/16	100	96
	Vale Overseas Ltd.	6.250%	1/23/17	350	331
	Vale Overseas Ltd.	8.250%	1/17/34	375	396
	Vale Overseas Ltd.	6.875%	11/21/36	375	346
	Weyerhaeuser Co.	7.375%	3/15/32	100	68
	WMC Finance USA	5.125%	5/15/13	400	381

	Capital Goods (0.4%)
	3M Co.	5.125%	11/6/09	150	153
3,5	BAE Systems Asset Trust	7.156%	12/15/11	229	236
	Bemis Co. Inc.	4.875%	4/1/12	700	650
	Black & Decker Corp.	5.750%	11/15/16	75	62
	Boeing Capital Corp.	6.100%	3/1/11	250	260
	Boeing Capital Corp.	6.500%	2/15/12	200	212
	Boeing Capital Corp.	5.800%	1/15/13	925	964
	Caterpillar Financial Services Corp.	4.150%	1/15/10	600	594

Caterpillar Financial Services Corp.	4.300%	6/1/10	1,980	1,946
Caterpillar Financial Services Corp.	4.750%	2/17/15	175	165
Caterpillar Financial Services Corp.	4.625%	6/1/15	400	374
Caterpillar, Inc.	7.375%	3/1/97	400	411
Cooper Industries, Inc.	5.250%	11/15/12	425	427
CRH America Inc.	5.625%	9/30/11	400	332
CRH America Inc.	6.950%	3/15/12	150	125
CRH America Inc.	5.300%	10/15/13	100	71
CRH America Inc.	6.000%	9/30/16	750	475
Deere & Co.	6.950%	4/25/14	825	872
Deere & Co.	7.125%	3/3/31	300	312
Eaton Corp.	5.600%	5/15/18	125	120
Embraer Overseas Ltd.	6.375%	1/24/17	550	396

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Emerson Electric Co.	4.625%	10/15/12	1,075	1,084
General Dynamics Corp.	4.250%	5/15/13	650	644
General Electric Co.	5.000%	2/1/13	2,000	2,030
Harsco Corp.	5.750%	5/15/18	350	356
Honeywell International, Inc.	7.500%	3/1/10	500	522
Honeywell International, Inc.	6.125%	11/1/11	200	211
Honeywell International, Inc.	4.250%	3/1/13	175	174
Honeywell International, Inc.	5.300%	3/15/17	275	279
Honeywell International, Inc.	5.300%	3/1/18	150	152
Ingersoll-Rand GL Holding Company	6.000%	8/15/13	225	220
Ingersoll-Rand GL Holding Company	6.875%	8/15/18	225	213
John Deere Capital Corp	4.950%	12/17/12	50	50
John Deere Capital Corp.	7.000%	3/15/12	600	644
John Deere Capital Corp.	4.900%	9/9/13	525	522
Joy Global, Inc.	6.000%	11/15/16	250	212
Lafarge SA	6.150%	7/15/11	50	43
Lafarge SA	7.125%	7/15/36	1,350	769
Lockheed Martin Corp.	7.650%	5/1/16	250	287
Lockheed Martin Corp.	7.750%	5/1/26	250	310
Lockheed Martin Corp.	6.150%	9/1/36	450	491
Martin Marietta Material	6.600%	4/15/18	400	295
Masco Corp.	5.875%	7/15/12	400	326
Masco Corp.	4.800%	6/15/15	25	16
Masco Corp.	6.500%	8/15/32	100	52
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/28	450	519
Mohawk Industries Inc.	5.750%	1/15/11	1,000	923
Parker-Hannifin Corp.	5.500%	5/15/18	125	122
Parker-Hannifin Corp.	6.250%	5/15/38	75	75
Raytheon Co.	4.850%	1/15/11	325	327
Raytheon Co.	5.500%	11/15/12	75	77
Raytheon Co.	7.200%	8/15/27	75	85
Republic Services, Inc.	6.750%	8/15/11	275	270
Rockwell Automation	5.650%	12/1/17	25	26
Rockwell Automation	6.700%	1/15/28	200	226
Rockwell Automation	6.250%	12/1/37	325	359
Textron Financial Corp.	4.600%	5/3/10	400	361
Textron Financial Corp.	5.125%	11/1/10	400	354
Textron, Inc.	6.500%	6/1/12	450	388
TRW, Inc.	7.750%	6/1/29	250	288
Tyco International Group SA	6.125%	1/15/09	150	150
Tyco International Group SA	6.375%	10/15/11	675	633
Tyco International Group SA	7.000%	12/15/19	400	334
United Technologies Corp.	4.375%	5/1/10	625	630
United Technologies Corp.	6.350%	3/1/11	325	339
United Technologies Corp.	8.875%	11/15/19	575	747
United Technologies Corp.	7.500%	9/15/29	100	121
United Technologies Corp.	5.400%	5/1/35	400	383
Vulcan Materials Co.	6.300%	6/15/13	175	161
Vulcan Materials Co.	7.000%	6/15/18	325	251
Waste Management, Inc.	7.375%	8/1/10	75	76
WMX Technologies Inc.	7.100%	8/1/26	325	274

Communication (0.9%)
America Movil SA de C.V.	6.375%	3/1/35	200	172

America Movil SA de C.V.	6.125%	11/15/37	300	245
AT&T Inc.	5.300%	11/15/10	450	457
AT&T Inc.	6.250%	3/15/11	750	768
AT&T Inc.	7.300%	11/15/11	300	320
AT&T Inc.	5.875%	2/1/12	345	354
AT&T Inc.	5.875%	8/15/12	155	160
AT&T Inc.	5.100%	9/15/14	1,575	1,572
AT&T Inc.	5.625%	6/15/16	1,275	1,278
AT&T Inc.	8.000%	11/15/31	1,295	1,679
AT&T Inc.	6.450%	6/15/34	1,000	1,112
AT&T Wireless	7.875%	3/1/11	650	685

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AT&T Wireless	8.125%	5/1/12	600	644
BellSouth Capital Funding Corp.	7.875%	2/15/30	150	162
BellSouth Corp.	5.200%	12/15/16	250	244
BellSouth Corp.	6.875%	10/15/31	325	335
BellSouth Corp.	6.550%	6/15/34	700	694
BellSouth Corp.	6.000%	11/15/34	290	258
BellSouth Telecommunications Inc.	6.375%	6/1/28	1,565	1,532
British Telecommunications PLC	8.625%	12/15/10	375	388
British Telecommunications PLC	9.125%	12/15/30	1,125	1,201
CBS Corp.	5.625%	8/15/12	615	508
CBS Corp.	7.875%	7/30/30	400	253
CBS Corp.	5.500%	5/15/33	200	104
CenturyTel Enterprises	6.875%	1/15/28	150	94
CenturyTel, Inc.	5.000%	2/15/15	150	109
Cingular Wireless LLC	6.500%	12/15/11	350	358
Cingular Wireless LLC	7.125%	12/15/31	1,000	1,006
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	420	436
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,249
Comcast Cable Communications, Inc.	6.750%	1/30/11	300	303
Comcast Cable Communications, Inc.	8.875%	5/1/17	850	911
Comcast Corp.	5.850%	1/15/10	400	404
Comcast Corp.	5.500%	3/15/11	800	792
Comcast Corp.	6.500%	1/15/15	1,400	1,388
Comcast Corp.	5.900%	3/15/16	650	625
Comcast Corp.	6.500%	11/15/35	300	297
Comcast Corp.	6.450%	3/15/37	100	99
Comcast Corp.	6.950%	8/15/37	250	264
Comcast Corp.	6.400%	5/15/38	600	591
Cox Communications, Inc.	4.625%	1/15/10	1,375	1,330
Cox Communications, Inc.	4.625%	6/1/13	200	173
Cox Communications, Inc.	5.500%	10/1/15	600	532
Deutsche Telekom International Finance	8.500%	6/15/10	425	442
Deutsche Telekom International Finance	5.750%	3/23/16	425	405
Deutsche Telekom International Finance	8.750%	6/15/30	1,700	2,091
Embarq Corp.	7.082%	6/1/16	875	672
Embarq Corp.	7.995%	6/1/36	200	127
France Telecom	7.750%	3/1/11	1,175	1,236
France Telecom	8.500%	3/1/31	575	696
Gannett Co., Inc.	6.375%	4/1/12	400	261
Grupo Televisa SA	6.625%	3/18/25	450	385
GTE Corp.	6.940%	4/15/28	325	309
Koninklijke KPN NV	8.000%	10/1/10	500	503
McGraw-Hill Cos. Inc.	6.550%	11/15/37	550	394
New England Telephone & Telegraph Co.	7.875%	11/15/29	250	225
News America Holdings, Inc.	8.150%	10/17/36	385	419
News America Inc.	6.200%	12/15/34	175	154
News America Inc.	6.400%	12/15/35	575	558
News America Inc.	6.650%	11/15/37	400	387

Omnicom Group Inc.	5.900%	4/15/16	50	41
Pacific Bell	7.125%	3/15/26	200	209
Qwest Communications International Inc.	7.875%	9/1/11	450	401
Qwest Communications International Inc.	8.875%	3/15/12	425	391
Qwest Communications International Inc.	6.500%	6/1/17	275	204
R.R. Donnelley & Sons Co.	4.950%	5/15/10	300	278
R.R. Donnelley & Sons Co.	5.625%	1/15/12	150	134
R.R. Donnelley & Sons Co.	4.950%	4/1/14	100	80
R.R. Donnelley & Sons Co.	5.500%	5/15/15	150	105
Reed Elsevier Capital	4.625%	6/15/12	100	95
Rogers Communications Inc.	6.375%	3/1/14	750	723
Rogers Communications Inc.	6.800%	8/15/18	1,025	1,038
Telecom Italia Capital	4.000%	1/15/10	500	471
Telecom Italia Capital	4.875%	10/1/10	400	367
Telecom Italia Capital	6.200%	7/18/11	550	486
Telecom Italia Capital	5.250%	11/15/13	325	262
Telecom Italia Capital	5.250%	10/1/15	650	495
Telecom Italia Capital	6.375%	11/15/33	205	145

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Telecom Italia Capital	7.200%	7/18/36	475	372
	Telefonica Emisiones SAU	5.984%	6/20/11	250	249
	Telefonica Emisiones SAU	6.421%	6/20/16	475	474
	Telefonica Europe BV	7.750%	9/15/10	675	686
	Telefonica Europe BV	8.250%	9/15/30	750	870
	Telefonos de Mexico SA	4.750%	1/27/10	550	552
	Telefonos de Mexico SA	5.500%	1/27/15	850	769
	Telus Corp.	8.000%	6/1/11	1,075	1,065
	Thomson Corp.	5.700%	10/1/14	850	764
	Thomson Corp.	6.500%	7/15/18	50	46
	Thomson Corp.	5.500%	8/15/35	50	37
	Thomson Reuters Corp.	5.950%	7/15/13	75	70
	Time Warner Cable Inc.	5.400%	7/2/12	400	378
	Time Warner Cable Inc.	6.200%	7/1/13	300	288
	Time Warner Cable Inc.	6.750%	7/1/18	900	865
	Time Warner Cable Inc.	6.550%	5/1/37	350	334
	Time Warner Entertainment	10.150%	5/1/12	200	204
	Time Warner Entertainment	8.375%	3/15/23	800	802
	Time Warner Entertainment	8.375%	7/15/33	100	100
	US Cellular	6.700%	12/15/33	350	255
	US West Communications Group	7.500%	6/15/23	350	243
	US West Communications Group	6.875%	9/15/33	375	223
	Verizon Communications Corp.	5.350%	2/15/11	50	51
	Verizon Communications Corp.	5.550%	2/15/16	500	492
	Verizon Communications Corp.	8.950%	3/1/39	1,250	1,638
	Verizon Global Funding Corp.	7.250%	12/1/10	300	320
	Verizon Global Funding Corp.	6.875%	6/15/12	2,975	3,116
	Verizon Global Funding Corp.	7.375%	9/1/12	1,025	1,093
	Verizon Global Funding Corp.	7.750%	12/1/30	425	472
	Verizon Global Funding Corp.	5.850%	9/15/35	500	485
	Verizon Maryland, Inc.	6.125%	3/1/12	500	486
	Verizon New England, Inc.	6.500%	9/15/11	300	303
	Verizon New York, Inc.	6.875%	4/1/12	300	300
	Verizon Virginia, Inc.	4.625%	3/15/13	450	407
5	Verizon Wireless Inc.	7.375%	11/15/13	300	316
5	Verizon Wireless Inc.	8.500%	11/15/18	275	317
	Vodafone AirTouch PLC	7.750%	2/15/10	550	562
	Vodafone AirTouch PLC	7.875%	2/15/30	425	470
	Vodafone Group PLC	5.350%	2/27/12	200	198
	Vodafone Group PLC	5.000%	12/16/13	300	290
	Vodafone Group PLC	5.750%	3/15/16	300	285
	Vodafone Group PLC	5.625%	2/27/17	550	529
	Vodafone Group PLC	4.625%	7/15/18	125	108
	Vodafone Group PLC	6.250%	11/30/32	350	331
	Vodafone Group PLC	6.150%	2/27/37	75	75
	WPP Finance USA Corp.	5.875%	6/15/14	425	382

	Consumer Cyclical (0.5%)
5	Best Buy Co.	6.750%	7/15/13	700	645
	Brinker International Inc.	5.750%	6/1/14	200	149
	Costco Wholesale Corp.	5.500%	3/15/17	625	666
	CVS Caremark Corp.	5.750%	8/15/11	75	74
	CVS Caremark Corp.	4.875%	9/15/14	275	250

	CVS Caremark Corp.	5.750%	6/1/17	175	165
	CVS Caremark Corp.	6.250%	6/1/27	725	675
3	CVS Caremark Corp.	6.302%	6/1/37	425	183
	DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	850	769
	DaimlerChrysler North America Holding Corp.	5.875%	3/15/11	375	323
	DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	1,175	1,005
	DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	875	700
	DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	150	109
	Darden Restaurants Inc.	5.625%	10/15/12	225	198
	Darden Restaurants Inc.	6.200%	10/15/17	375	294
	Darden Restaurants Inc.	6.800%	10/15/37	275	189
	Federated Retail Holding	5.350%	3/15/12	425	318

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Federated Retail Holding	5.900%	12/1/16	425	260
Federated Retail Holding	6.375%	3/15/37	225	128
Home Depot Inc.	4.625%	8/15/10	650	626
Home Depot Inc.	5.250%	12/16/13	375	346
Home Depot Inc.	5.400%	3/1/16	475	422
ITT Corp.	7.375%	11/15/15	875	556
J.C. Penney Co., Inc.	8.000%	3/1/10	600	563
J.C. Penney Co., Inc.	7.950%	4/1/17	500	376
J.C. Penney Co., Inc.	7.400%	4/1/37	300	203
Johnson Controls, Inc.	5.250%	1/15/11	300	271
Johnson Controls, Inc.	6.000%	1/15/36	125	79
Kohl’s Corp.	6.250%	12/15/17	200	162
Kohl’s Corp.	6.000%	1/15/33	225	144
Kohl’s Corp.	6.875%	12/15/37	100	71
Lowe’s Cos., Inc.	5.000%	10/15/15	75	71
Lowe’s Cos., Inc.	6.100%	9/15/17	200	193
Lowe’s Cos., Inc.	6.875%	2/15/28	367	361
Lowe’s Cos., Inc.	5.800%	10/15/36	475	397
Macy’s Retail Holdings Inc.	5.750%	7/15/14	675	428
Macy’s Retail Holdings Inc.	6.650%	7/15/24	375	206
Macy’s Retail Holdings Inc.	6.790%	7/15/27	300	158
Macy’s Retail Holdings Inc.	7.000%	2/15/28	200	108
Macys Retail Holdings Inc.	6.900%	4/1/29	250	135
Marriott International	4.625%	6/15/12	400	303
Marriott International	5.625%	2/15/13	200	151
Marriott International	6.200%	6/15/16	150	104
Marriott International	6.375%	6/15/17	50	35
McDonald’s Corp.	5.300%	3/15/17	400	411
McDonald’s Corp.	5.800%	10/15/17	300	320
McDonald’s Corp.	5.350%	3/1/18	350	364
McDonald’s Corp.	6.300%	10/15/37	200	217
Nordstrom, Inc.	6.950%	3/15/28	200	131
Nordstrom, Inc.	7.000%	1/15/38	150	91
Starwood Hotel Resorts	6.250%	2/15/13	225	155
Target Corp.	6.350%	1/15/11	650	671
Target Corp.	5.125%	1/15/13	675	672
Target Corp.	4.000%	6/15/13	525	499
Target Corp.	5.375%	5/1/17	800	756
Target Corp.	7.000%	7/15/31	175	161
Target Corp.	6.350%	11/1/32	450	382
The Walt Disney Co.	5.700%	7/15/11	1,150	1,213
The Walt Disney Co.	6.375%	3/1/12	150	159
The Walt Disney Co.	4.500%	12/15/13	125	126
The Walt Disney Co.	5.625%	9/15/16	50	52
The Walt Disney Co.	7.000%	3/1/32	400	469
Time Warner, Inc.	6.750%	4/15/11	875	860
Time Warner, Inc.	6.875%	5/1/12	100	97
Time Warner, Inc.	9.150%	2/1/23	1,475	1,631
Time Warner, Inc.	6.625%	5/15/29	200	176
Time Warner, Inc.	7.625%	4/15/31	460	454
Time Warner, Inc.	7.700%	5/1/32	290	288
Toll Brothers, Inc.	5.150%	5/15/15	400	288
Toyota Motor Credit Corp.	4.250%	3/15/10	50	50
Toyota Motor Credit Corp.	4.350%	12/15/10	325	330
Toyota Motor Credit Corp.	5.450%	5/18/11	600	621

VF Corp.	5.950%	11/1/17	250	223
VF Corp.	6.450%	11/1/37	150	123
Viacom Inc.	6.250%	4/30/16	275	229
Wal-Mart Stores, Inc.	4.125%	7/1/10	675	685
Wal-Mart Stores, Inc.	4.750%	8/15/10	350	364
Wal-Mart Stores, Inc.	4.550%	5/1/13	3,150	3,282
Wal-Mart Stores, Inc.	7.250%	6/1/13	150	171
Wal-Mart Stores, Inc.	4.500%	7/1/15	450	455
Wal-Mart Stores, Inc.	5.375%	4/5/17	200	214
Wal-Mart Stores, Inc.	5.800%	2/15/18	200	220
Wal-Mart Stores, Inc.	5.875%	4/5/27	950	1,017

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wal-Mart Stores, Inc.	5.250%	9/1/35	175	176
Western Union Co.	5.400%	11/17/11	600	573
Western Union Co.	5.930%	10/1/16	400	348
Western Union Co.	6.200%	11/17/36	325	254
Yum! Brands, Inc.	7.700%	7/1/12	250	247
Yum! Brands, Inc.	6.875%	11/15/37	750	605

Consumer Noncyclical (0.8%)
Abbott Laboratories	3.750%	3/15/11	500	510
Abbott Laboratories	5.875%	5/15/16	1,350	1,480
Abbott Laboratories	5.600%	11/30/17	475	512
Allergan Inc.	5.750%	4/1/16	125	120
Altria Group, Inc.	8.500%	11/10/13	425	445
Altria Group, Inc.	9.700%	11/10/18	200	217
Altria Group, Inc.	9.950%	11/10/38	275	301
AmerisourceBergen Corp.	5.875%	9/15/15	675	598
Amgen Inc.	4.850%	11/18/14	500	491
Amgen Inc.	5.850%	6/1/17	375	387
Amgen Inc.	6.375%	6/1/37	400	425
Anheuser-Busch Cos., Inc.	6.000%	4/15/11	250	252
Anheuser-Busch Cos., Inc.	5.500%	1/15/18	250	228
Anheuser-Busch Cos., Inc.	6.800%	8/20/32	900	833
Archer-Daniels-Midland Co.	5.935%	10/1/32	350	327
Archer-Daniels-Midland Co.	5.375%	9/15/35	1,125	976
AstraZeneca PLC	5.400%	9/15/12	750	795
AstraZeneca PLC	6.450%	9/15/37	600	685
Baxter Finco, BV	4.750%	10/15/10	500	501
Baxter International, Inc.	4.625%	3/15/15	250	251
Baxter International, Inc.	5.900%	9/1/16	150	162
Baxter International, Inc.	6.250%	12/1/37	100	114
Biogen Idec Inc.	6.000%	3/1/13	600	608
Bottling Group LLC	4.625%	11/15/12	925	936
Bottling Group LLC	5.000%	11/15/13	100	99
Bottling Group LLC	5.500%	4/1/16	775	776
Bristol-Myers Squibb Co.	5.450%	5/1/18	300	310
Bristol-Myers Squibb Co.	5.875%	11/15/36	725	778
Bristol-Myers Squibb Co.	6.125%	5/1/38	400	444
C.R. Bard, Inc.	6.700%	12/1/26	450	449
Campbell Soup Co.	6.750%	2/15/11	100	106
Cardinal Health, Inc.	4.000%	6/15/15	100	84
Cardinal Health, Inc.	6.000%	6/15/17	100	91
Cardinal Health, Inc.	5.850%	12/15/17	150	134
Cia. Brasil de Bebidas AmBev	10.500%	12/15/11	280	307
Cia. Brasil de Bebidas AmBev	8.750%	9/15/13	25	26
Clorox Co.	4.200%	1/15/10	125	124
Coca-Cola Co.	5.350%	11/15/17	325	350
Coca-Cola Enterprises Inc.	7.375%	3/3/14	300	331
Coca-Cola Enterprises Inc.	8.500%	2/1/22	125	146
Coca-Cola Enterprises Inc.	8.000%	9/15/22	250	282
Coca-Cola Enterprises Inc.	6.950%	11/15/26	500	520
Coca-Cola Enterprises Inc.	6.750%	9/15/28	250	255
ConAgra Foods, Inc.	7.125%	10/1/26	50	48
ConAgra Foods, Inc.	7.000%	10/1/28	100	96
Covidien International	6.550%	10/15/37	525	517
Diageo Capital PLC	5.200%	1/30/13	75	75

	Diageo Capital PLC	5.750%	10/23/17	75	73
	Diageo Finance BV	5.300%	10/28/15	625	612
5	Dr. Pepper Snapple Group	6.120%	5/1/13	375	366
	Eli Lilly & Co.	6.000%	3/15/12	250	270
	Eli Lilly & Co.	5.200%	3/15/17	425	434
	Eli Lilly & Co.	5.500%	3/15/27	625	638
	Fortune Brands Inc.	5.375%	1/15/16	25	21
	Fortune Brands Inc.	5.875%	1/15/36	250	183
	Genentech Inc.	4.400%	7/15/10	50	50
	Genentech Inc.	4.750%	7/15/15	150	149

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Genentech Inc.	5.250%	7/15/35	325	313
General Mills, Inc.	6.000%	2/15/12	592	608
General Mills, Inc.	5.650%	9/10/12	250	255
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	700	719
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	1,200	1,200
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	298
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	725	832
Grand Metropolitan Investment Corp.	9.000%	8/15/11	1,000	1,079
H.J. Heinz Co.	6.625%	7/15/11	850	875
Hasbro Inc.	6.300%	9/15/17	550	512
Hershey Foods Corp.	5.450%	9/1/16	150	150
Hospira, Inc.	5.900%	6/15/14	200	172
Johnson & Johnson	5.150%	8/15/12	400	437
Johnson & Johnson	3.800%	5/15/13	525	550
Johnson & Johnson	5.150%	7/15/18	125	137
Johnson & Johnson	6.950%	9/1/29	100	129
Johnson & Johnson	4.950%	5/15/33	550	568
Johnson & Johnson	5.850%	7/15/38	325	386
Kellogg Co.	6.600%	4/1/11	980	1,029
Kellogg Co.	5.125%	12/3/12	225	230
Kellogg Co.	4.250%	3/6/13	125	125
Kimberly-Clark Corp.	4.875%	8/15/15	650	638
Kimberly-Clark Corp.	6.125%	8/1/17	200	212
Kraft Foods, Inc.	4.125%	11/12/09	1,025	1,042
Kraft Foods, Inc.	6.750%	2/19/14	125	129
Kraft Foods, Inc.	6.500%	8/11/17	525	521
Kraft Foods, Inc.	6.500%	11/1/31	875	848
Kraft Foods, Inc.	7.000%	8/11/37	825	832
Kraft Foods, Inc.	6.875%	1/26/39	575	588
Kroger Co.	6.800%	4/1/11	1,325	1,340
Kroger Co.	6.750%	4/15/12	575	590
Kroger Co.	6.200%	6/15/12	25	25
Kroger Co.	4.950%	1/15/15	500	459
Laboratory Corp. of America	5.625%	12/15/15	325	278
McKesson Corp.	7.750%	2/1/12	350	358
McKesson Corp.	5.250%	3/1/13	600	559
Medco Health Solutions	7.250%	8/15/13	675	645
Medtronic Inc.	4.375%	9/15/10	300	299
Medtronic Inc.	4.750%	9/15/15	550	528
Merck & Co.	4.750%	3/1/15	275	275
Merck & Co.	6.400%	3/1/28	225	246
Merck & Co.	5.950%	12/1/28	250	260
Molson Coors Capital Finance	4.850%	9/22/10	200	197
PepsiAmericas Inc.	5.750%	7/31/12	225	223
PepsiAmericas Inc.	5.000%	5/15/17	450	407
Pepsico, Inc.	5.150%	5/15/12	125	132
Pepsico, Inc.	4.650%	2/15/13	375	394
Pepsico, Inc.	5.000%	6/1/18	450	461
Philip Morris International Inc	5.650%	5/16/18	275	274
Philip Morris International Inc.	4.875%	5/16/13	625	633
Philip Morris International Inc.	6.875%	3/17/14	475	498
Philip Morris International Inc.	6.375%	5/16/38	525	556
Philips Electronics NV	4.625%	3/11/13	150	142
Philips Electronics NV	5.750%	3/11/18	250	233

	Philips Electronics NV	6.875%	3/11/38	200	190
	Procter & Gamble Co.	4.950%	8/15/14	100	103
	Procter & Gamble Co.	6.450%	1/15/26	350	400
3	Procter & Gamble Co. ESOP	9.360%	1/1/21	1,053	1,261
	Quest Diagnostic, Inc.	5.450%	11/1/15	250	220
	Reynolds American Inc.	6.500%	7/15/10	200	194
	Reynolds American Inc.	7.250%	6/1/12	200	185
	Reynolds American Inc.	6.750%	6/15/17	600	452
	Reynolds American Inc.	7.250%	6/15/37	375	266
	Safeway, Inc.	4.950%	8/16/10	350	349
	Safeway, Inc.	6.500%	3/1/11	1,000	1,003
	Schering-Plough Corp.	5.550%	12/1/13	225	226

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Schering-Plough Corp.	6.000%	9/15/17	500	489
Schering-Plough Corp.	6.550%	9/15/37	50	51
Sysco Corp.	5.375%	9/21/35	500	476
Teva Pharmaceutical Finance LLC	6.150%	2/1/36	150	145
Unilever Capital Corp.	7.125%	11/1/10	400	428
UST, Inc.	5.750%	3/1/18	250	208
Whirlpool Corp.	5.500%	3/1/13	900	718
Wyeth	6.950%	3/15/11	500	530
Wyeth	5.500%	3/15/13	350	358
Wyeth	5.500%	2/15/16	400	410
Wyeth	6.450%	2/1/24	400	451
Wyeth	6.500%	2/1/34	200	223
Wyeth	6.000%	2/15/36	1,125	1,220

Energy (0.3%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	750	671
Amerada Hess Corp.	6.650%	8/15/11	425	420
Amerada Hess Corp.	7.875%	10/1/29	150	146
Amerada Hess Corp.	7.125%	3/15/33	375	334
Anadarko Finance Co.	6.750%	5/1/11	325	321
Anadarko Petroleum Corp.	5.950%	9/15/16	200	175
Apache Corp.	6.000%	9/15/13	300	314
Apache Corp.	5.625%	1/15/17	75	75
Apache Corp.	6.900%	9/15/18	200	218
Apache Finance Canada Corp.	7.750%	12/15/29	225	247
Baker Hughes, Inc.	6.875%	1/15/29	400	407
BJ Services Co.	6.000%	6/1/18	100	89
BP Capital Markets PLC	5.250%	11/7/13	750	789
Burlington Resources, Inc.	6.680%	2/15/11	375	386
Burlington Resources, Inc.	6.500%	12/1/11	300	307
Burlington Resources, Inc.	7.400%	12/1/31	600	624
Canadian Natural Resources	5.450%	10/1/12	800	754
Canadian Natural Resources	4.900%	12/1/14	175	150
Canadian Natural Resources	7.200%	1/15/32	500	445
Canadian Natural Resources	6.450%	6/30/33	400	324
Canadian Natural Resources	6.500%	2/15/37	425	348
ConocoPhillips	8.750%	5/25/10	825	883
ConocoPhillips Canada	5.950%	10/15/36	250	243
Devon Energy Corp.	7.950%	4/15/32	175	195
Devon Financing Corp.	6.875%	9/30/11	475	480
Devon Financing Corp.	7.875%	9/30/31	275	301
Diamond Offshore Drilling	4.875%	7/1/15	100	93
Encana Corp.	4.750%	10/15/13	25	22
Encana Corp.	6.500%	8/15/34	325	260
Encana Holdings Finance Corp.	5.800%	5/1/14	50	47
EOG Resources Inc.	6.125%	10/1/13	575	602
Halliburton Co.	5.500%	10/15/10	250	259
Halliburton Co.	5.900%	9/15/18	125	132
Husky Energy Inc.	6.250%	6/15/12	350	347
Husky Energy Inc.	6.800%	9/15/37	100	78
Kerr McGee Corp.	6.875%	9/15/11	650	643
Kerr McGee Corp.	6.950%	7/1/24	1,000	863
Kerr McGee Corp.	7.875%	9/15/31	150	138
Marathon Oil Corp.	6.125%	3/15/12	1,025	998

Nexen, Inc.	5.050%	11/20/13	400	369
Nexen, Inc.	5.650%	5/15/17	175	148
Nexen, Inc.	7.875%	3/15/32	100	95
Norsk Hydro	7.150%	1/15/29	250	272
Occidental Petroleum	6.750%	1/15/12	125	132
PanCanadian Energy Corp.	7.200%	11/1/31	625	548
Petro-Canada	4.000%	7/15/13	800	689
Petro-Canada	7.875%	6/15/26	100	93
Petro-Canada	5.350%	7/15/33	450	299
Petro-Canada	5.950%	5/15/35	500	345
Petro-Canada Financial Partnership	5.000%	11/15/14	25	21
Questar Market Resources	6.050%	9/1/16	350	322

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Shell International Finance BV	5.625%	6/27/11	50	53
	Shell International Finance BV	4.950%	3/22/12	375	388
	Shell International Finance BV	5.200%	3/22/17	300	312
	Shell International Finance BV	6.375%	12/15/38	375	427
	Suncor Energy, Inc.	6.100%	6/1/18	225	194
	Suncor Energy, Inc.	6.500%	6/15/38	125	95
	Sunoco, Inc.	4.875%	10/15/14	175	146
	Sunoco, Inc.	5.750%	1/15/17	200	169
	Talisman Energy, Inc.	5.125%	5/15/15	100	89
	Talisman Energy, Inc.	5.850%	2/1/37	650	450
	Tosco Corp.	8.125%	2/15/30	1,150	1,352
	Transocean Inc.	5.250%	3/15/13	100	93
	Transocean Inc.	6.000%	3/15/18	425	384
	Transocean Inc.	7.500%	4/15/31	300	268
	Valero Energy Corp.	6.875%	4/15/12	700	706
	Valero Energy Corp.	7.500%	4/15/32	750	597
	Weatherford International Inc.	6.500%	8/1/36	800	590
	Weatherford International Inc.	6.800%	6/15/37	150	113
	XTO Energy, Inc.	5.900%	8/1/12	425	419
	XTO Energy, Inc.	6.250%	4/15/13	250	249
	XTO Energy, Inc.	5.750%	12/15/13	900	870
	XTO Energy, Inc.	4.900%	2/1/14	200	179
	XTO Energy, Inc.	5.000%	1/31/15	200	177
	XTO Energy, Inc.	6.250%	8/1/17	400	384

	Other Industrial (0.0%)
	Cintas Corp.	6.125%	12/1/17	225	210

	Technology (0.2%)
	Agilent Technologies Inc.	6.500%	11/1/17	700	481
	BMC Software Inc.	7.250%	6/1/18	175	164
	Cisco Systems Inc.	5.250%	2/22/11	2,075	2,157
5	Computer Sciences Corp.	6.500%	3/15/18	125	104
	Electronic Data Systems	6.000%	8/1/13	225	233
	Equifax Inc.	6.300%	7/1/17	125	89
	Equifax Inc.	7.000%	7/1/37	150	95
	Fiserv, Inc.	6.125%	11/20/12	850	797
	Fiserv, Inc.	6.800%	11/20/17	475	407
	Harris Corp.	5.000%	10/1/15	425	359
	Hewlett-Packard Co.	4.500%	3/1/13	625	637
	Hewlett-Packard Co.	5.400%	3/1/17	225	229
	Hewlett-Packard Co.	5.500%	3/1/18	250	256
	IBM International Group Capital	5.050%	10/22/12	1,575	1,653
	International Business Machines Corp.	4.950%	3/22/11	75	78
	International Business Machines Corp.	7.500%	6/15/13	550	619
	International Business Machines Corp.	7.125%	12/1/96	950	1,096
	Intuit Inc.	5.400%	3/15/12	200	184
	Intuit Inc.	5.750%	3/15/17	250	181
	Lexmark International Inc.	5.900%	6/1/13	150	129
	Lexmark International Inc.	6.650%	6/1/18	375	275
	Motorola, Inc.	7.625%	11/15/10	130	115
	Motorola, Inc.	8.000%	11/1/11	25	21

Motorola, Inc.	5.375%	11/15/12	275	205
Motorola, Inc.	7.500%	5/15/25	75	40
Motorola, Inc.	6.500%	11/15/28	200	104
Motorola, Inc.	6.625%	11/15/37	275	130
National Semiconductor	6.600%	6/15/17	700	508
Oracle Corp.	5.000%	1/15/11	250	256
Oracle Corp.	5.250%	1/15/16	900	925
Pitney Bowes, Inc.	4.625%	10/1/12	250	246
Pitney Bowes, Inc.	3.875%	6/15/13	225	214
Pitney Bowes, Inc.	4.875%	8/15/14	25	24
Pitney Bowes, Inc.	4.750%	1/15/16	1,300	1,230
Science Applications International Corp.	6.250%	7/1/12	100	102
Science Applications International Corp.	5.500%	7/1/33	100	75
Tyco Electronics Group	6.550%	10/1/17	350	294

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Xerox Capital Trust I	8.000%	2/1/27	100	67
	Xerox Corp.	7.125%	6/15/10	375	352
	Xerox Corp.	6.875%	8/15/11	200	175
	Xerox Corp.	5.500%	5/15/12	150	118
	Xerox Corp.	7.625%	6/15/13	225	188
	Xerox Corp.	6.400%	3/15/16	375	280
	Xerox Corp.	6.750%	2/1/17	350	250

	Transportation (0.2%)
	Burlington Northern Santa Fe Corp.	7.125%	12/15/10	675	697
	Burlington Northern Santa Fe Corp.	5.900%	7/1/12	350	351
	Burlington Northern Santa Fe Corp.	5.650%	5/1/17	75	73
	Burlington Northern Santa Fe Corp.	7.000%	12/15/25	200	201
	Burlington Northern Santa Fe Corp.	6.200%	8/15/36	125	115
	Canadian National Railway Co.	6.800%	7/15/18	775	844
	Canadian National Railway Co.	6.250%	8/1/34	350	354
	Canadian National Railway Co.	6.200%	6/1/36	350	356
	Canadian Pacific Railway Co.	6.250%	10/15/11	350	340
	Canadian Pacific Railway Co.	7.125%	10/15/31	450	360
	Canadian Pacific Railway Co.	5.950%	5/15/37	250	174
	CNF, Inc.	6.700%	5/1/34	350	252
3	Continental Airlines, Inc.	6.648%	9/15/17	1,248	951
	CSX Corp.	6.750%	3/15/11	400	400
	CSX Corp.	6.300%	3/15/12	400	393
	CSX Corp.	5.600%	5/1/17	25	22
	Delta Air Lines Enhanced Equipment Trust Certificates	6.417%	7/2/12	250	181
3	Delta Air Lines Enhanced Equipment Trust Certificates	6.718%	1/2/23	231	148
	Delta Air Lines, Inc.	7.111%	9/18/11	250	193
3	Delta Air Lines, Inc.	6.821%	8/10/22	584	348
	Norfolk Southern Corp.	7.700%	5/15/17	400	433
	Norfolk Southern Corp.	9.750%	6/15/20	116	135
	Norfolk Southern Corp.	5.590%	5/17/25	72	66
	Norfolk Southern Corp.	7.800%	5/15/27	525	581
	Norfolk Southern Corp.	5.640%	5/17/29	100	94
	Norfolk Southern Corp.	7.050%	5/1/37	200	209
	Norfolk Southern Corp.	7.900%	5/15/97	100	112
	Ryder System Inc.	5.950%	5/2/11	350	314
	Ryder System Inc.	5.850%	3/1/14	250	195
	Ryder System Inc.	5.850%	11/1/16	75	62
	Southwest Airlines Co.	6.500%	3/1/12	650	612
	Southwest Airlines Co.	5.750%	12/15/16	200	137
	Southwest Airlines Co.	5.125%	3/1/17	400	281
3	Southwest Airlines Co.	6.150%	8/1/22	145	113
	Union Pacific Corp.	6.125%	1/15/12	25	25
	Union Pacific Corp.	6.500%	4/15/12	75	77
	Union Pacific Corp.	5.450%	1/31/13	650	634
	Union Pacific Corp.	7.125%	2/1/28	500	507

Union Pacific Corp.	6.625%	2/1/29	200	189
United Parcel Service of America	6.200%	1/15/38	725	799
				256,512
Utilities (0.7%)
Electric (0.5%)
AEP Texas Central Co.	6.650%	2/15/33	400	366
Alabama Power Co.	4.850%	12/15/12	200	199
Alabama Power Co.	5.500%	10/15/17	550	543
American Electric Power Co., Inc.	5.250%	6/1/15	500	456
American Water Capital Corp.	6.085%	10/15/17	650	568
American Water Capital Corp.	6.593%	10/15/37	500	382
Arizona Public Service Co.	5.800%	6/30/14	50	41
Arizona Public Service Co.	4.650%	5/15/15	275	212
Baltimore Gas & Electric Co.	5.900%	10/1/16	375	340
Carolina Power & Light Co.	6.500%	7/15/12	350	357
Carolina Power & Light Co.	5.125%	9/15/13	325	332
CenterPoint Energy Houston	5.700%	3/15/13	500	466
Cincinnati Gas & Electric Co.	5.700%	9/15/12	675	664

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Cleveland Electric Illumination Co.	7.880%	11/1/17	200	205
	Commonwealth Edison Co.	5.950%	8/15/16	500	470
	Commonwealth Edison Co.	6.150%	9/15/17	600	564
	Commonwealth Edison Co.	5.800%	3/15/18	150	135
	Connecticut Light & Power Co.	6.350%	6/1/36	750	768
	Consolidated Edison Co. of New York	5.375%	12/15/15	125	122
	Consolidated Edison Co. of New York	5.500%	9/15/16	350	343
	Consolidated Edison Co. of New York	5.300%	3/1/35	300	258
	Consolidated Edison Co. of New York	6.200%	6/15/36	400	389
	Consolidated Edison Co. of New York	6.300%	8/15/37	150	148
	Constellation Energy Group, Inc.	7.000%	4/1/12	100	90
	Constellation Energy Group, Inc.	4.550%	6/15/15	725	551
	Constellation Energy Group, Inc.	7.600%	4/1/32	100	85
	Consumers Energy Co.	5.000%	2/15/12	725	704
	Consumers Energy Co.	5.375%	4/15/13	175	172
	Detroit Edison Co.	5.700%	10/1/37	125	114
	Dominion Resources, Inc.	5.150%	7/15/15	700	662
	Dominion Resources, Inc.	6.000%	11/30/17	550	527
	Dominion Resources, Inc.	5.250%	8/1/33	200	181
3	Dominion Resources, Inc.	7.500%	6/30/66	175	90
3	Dominion Resources, Inc.	6.300%	9/30/66	50	23
	DTE Energy Co.	7.050%	6/1/11	250	248
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,000	1,004
	El Paso Electric Co.	6.000%	5/15/35	175	120
	Energy East Corp.	6.750%	6/15/12	500	500
	Energy East Corp.	6.750%	7/15/36	400	338
5	Entergy Gulf States, Inc.	6.000%	5/1/18	500	434
	Entergy Louisiana LLC	6.500%	9/1/18	100	92
	Exelon Corp.	4.900%	6/15/15	500	430
	Florida Power & Light Co.	5.950%	10/1/33	100	107
	Florida Power & Light Co.	5.625%	4/1/34	225	231
	Florida Power & Light Co.	6.200%	6/1/36	50	56
	Florida Power & Light Co.	5.650%	2/1/37	300	312
	Florida Power & Light Co.	5.850%	5/1/37	200	214
	Florida Power Corp.	4.500%	6/1/10	700	695
	Florida Power Corp.	4.800%	3/1/13	50	48
	Florida Power Corp.	5.650%	6/15/18	50	52
3	FPL Group Capital, Inc.	6.350%	10/1/66	225	112
3	FPL Group Capital, Inc.	6.650%	6/15/67	275	138
	Illinois Power	6.125%	11/15/17	25	22
3	Integrys Energy Group	6.110%	12/1/66	300	149
	Jersey Central Power & Light	5.625%	5/1/16	350	323
	Jersey Central Power & Light	5.650%	6/1/17	350	323
	Kansas City Power & Light	6.050%	11/15/35	200	160
	MidAmerican Energy Co.	5.650%	7/15/12	75	75
	MidAmerican Energy Co.	5.950%	7/15/17	150	156

MidAmerican Energy Co.	6.750%	12/30/31	325	328
MidAmerican Energy Holdings Co.	5.875%	10/1/12	750	743
MidAmerican Energy Holdings Co.	5.000%	2/15/14	300	286
MidAmerican Energy Holdings Co.	6.125%	4/1/36	1,425	1,319
MidAmerican Energy Holdings Co.	5.950%	5/15/37	200	182
National Rural Utilities Cooperative Finance Corp.	4.375%	10/1/10	150	151
National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	275	260
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	700	642
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	150	137
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	600	583
NiSource Finance Corp.	7.875%	11/15/10	750	691
Northern States Power Co.	6.200%	7/1/37	50	54
NStar Electric Co.	4.875%	10/15/12	75	75
NStar Electric Co.	4.875%	4/15/14	225	216
NStar Electric Co.	5.625%	11/15/17	325	309
Ohio Edison	6.400%	7/15/16	550	479
Ohio Power Co.	5.750%	9/1/13	475	467
Ohio Power Co.	6.000%	6/1/16	150	148
Oncor Electric Delivery Co.	6.375%	1/15/15	175	166
Oncor Electric Delivery Co.	7.250%	1/15/33	600	548

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Pacific Gas & Electric Co.	4.800%	3/1/14	150	146
	Pacific Gas & Electric Co.	5.625%	11/30/17	250	256
	Pacific Gas & Electric Co.	6.050%	3/1/34	825	855
	Pacific Gas & Electric Co.	5.800%	3/1/37	525	538
	PacifiCorp	6.900%	11/15/11	500	526
	PacifiCorp	5.250%	6/15/35	475	430
	PECO Energy Co.	5.350%	3/1/18	125	120
	Pennsylvania Electric Co.	6.050%	9/1/17	75	67
	Pepco Holdings, Inc.	6.450%	8/15/12	175	164
	PPL Energy Supply LLC	6.400%	11/1/11	250	240
	PPL Energy Supply LLC	6.200%	5/15/16	150	119
	Progress Energy, Inc.	7.100%	3/1/11	446	447
	Progress Energy, Inc.	7.750%	3/1/31	625	630
	Progress Energy, Inc.	7.000%	10/30/31	550	510
	PSE&G Power LLC	7.750%	4/15/11	250	250
	PSE&G Power LLC	6.950%	6/1/12	800	787
	PSE&G Power LLC	5.000%	4/1/14	375	331
	PSE&G Power LLC	5.500%	12/1/15	450	393
	PSI Energy Inc.	5.000%	9/15/13	250	237
	Public Service Co. of Colorado	5.800%	8/1/18	100	102
	Public Service Co. of Colorado	6.250%	9/1/37	300	309
	Public Service Co. of Colorado	6.500%	8/1/38	200	213
	Public Service Co. of Oklahoma	6.625%	11/15/37	275	249
	Puget Sound Energy Inc.	5.483%	6/1/35	100	80
	Puget Sound Energy Inc.	6.274%	3/15/37	500	446
	SCANA Corp.	6.875%	5/15/11	625	641
	Sierra Pacific Power Co.	6.000%	5/15/16	200	188
	Sierra Pacific Power Co.	6.750%	7/1/37	400	364
	South Carolina Electric & Gas Co.	6.625%	2/1/32	450	502
	Southern California Edison Co.	4.650%	4/1/15	425	416
	Southern California Edison Co.	5.000%	1/15/16	275	275
	Southern California Edison Co.	6.650%	4/1/29	225	236
	Southern California Edison Co.	5.750%	4/1/35	275	296
	Southern California Edison Co.	5.350%	7/15/35	350	356
	Southern Power Co.	6.250%	7/15/12	425	429
	Southern Power Co.	4.875%	7/15/15	400	352
	Southwestern Electric Power	6.450%	1/15/19	250	245
	Tampa Electric Co.	6.550%	5/15/36	375	329
	TransAlta Corp.	6.650%	5/15/18	100	90
	Union Electric Co.	5.400%	2/1/16	350	304
	Virginia Electric & Power Co.	5.100%	11/30/12	225	220
	Virginia Electric & Power Co.	5.400%	1/15/16	700	687
	Virginia Electric & Power Co.	6.000%	5/15/37	350	342
	Virginia Electric & Power Co.	6.350%	11/30/37	125	125
	Wisconsin Electric Power Co.	6.000%	4/1/14	25	27
	Wisconsin Electric Power Co.	5.625%	5/15/33	200	191
3	Wisconsin Energy Corp.	6.250%	5/15/67	525	260
	Wisconsin Power & Light Co.	6.375%	8/15/37	300	289
	Xcel Energy, Inc.	5.613%	4/1/17	631	569
	Xcel Energy, Inc.	6.500%	7/1/36	225	207

	Natural Gas (0.2%)
	AGL Capital Corp.	7.125%	1/14/11	300	302
	Boardwalk Pipelines LLC	5.500%	2/1/17	200	161

CenterPoint Energy Resources	7.875%	4/1/13	250	248
CenterPoint Energy Resources	6.150%	5/1/16	300	261
Consolidated Natural Gas	6.250%	11/1/11	300	307
Duke Capital Corp.	5.668%	8/15/14	400	356
Duke Energy Field Services	7.875%	8/16/10	275	276
El Paso Natural Gas Co.	5.950%	4/15/17	225	183
Enbridge Energy Partners	9.875%	3/1/19	550	554
Energy Transfer Partners LP	5.650%	8/1/12	275	250
Energy Transfer Partners LP	5.950%	2/1/15	300	259
Energy Transfer Partners LP	6.125%	2/15/17	300	252
Energy Transfer Partners LP	6.625%	10/15/36	150	105

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
7	Enron Corp.	9.125%	4/1/03	700	3
7	Enron Corp.	7.125%	5/15/07	300	1
7	Enron Corp.	6.875%	10/15/07	1,000	5
	Enterprise Products Operating LP	4.950%	6/1/10	475	459
	Enterprise Products Operating LP	5.600%	10/15/14	450	383
	Enterprise Products Operating LP	6.300%	9/15/17	275	237
	Enterprise Products Operating LP	6.875%	3/1/33	150	117
	KeySpan Corp.	8.000%	11/15/30	200	198
	Kinder Morgan Energy Partners LP	7.125%	3/15/12	475	441
	Kinder Morgan Energy Partners LP	5.850%	9/15/12	175	161
	Kinder Morgan Energy Partners LP	5.000%	12/15/13	350	314
	Kinder Morgan Energy Partners LP	5.125%	11/15/14	475	408
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	205
	Magellan Midstream Partners, LP	5.650%	10/15/16	150	135
	National Grid PLC	6.300%	8/1/16	275	236
	NuStar Energy LP	7.650%	4/15/18	350	315
	ONEOK Inc.	5.200%	6/15/15	300	249
	ONEOK Inc.	6.000%	6/15/35	275	199
	ONEOK Partners, LP	5.900%	4/1/12	350	330
	ONEOK Partners, LP	6.150%	10/1/16	600	516
	ONEOK Partners, LP	6.650%	10/1/36	525	416
	Panhandle Eastern Pipeline	6.200%	11/1/17	800	635
	Plains All American Pipeline LP	6.500%	5/1/18	50	41
	San Diego Gas & Electric	5.300%	11/15/15	100	100
	San Diego Gas & Electric	5.350%	5/15/35	100	92
	Sempra Energy	7.950%	3/1/10	50	51
	Sempra Energy	6.000%	2/1/13	200	193
	Southern California Gas Co.	5.750%	11/15/35	25	24
5	Southern Natural Gas	5.900%	4/1/17	225	172
	Texas Gas Transmission	4.600%	6/1/15	250	209
	Trans-Canada Pipelines	4.000%	6/15/13	750	674
	Trans-Canada Pipelines	5.600%	3/31/34	800	635
	Trans-Canada Pipelines	5.850%	3/15/36	125	103
3	Trans-Canada Pipelines	6.350%	5/15/67	400	183
	Williams Cos., Inc.	7.125%	9/1/11	375	341
	Williams Cos., Inc.	7.625%	7/15/19	700	553
	Williams Cos., Inc.	7.500%	1/15/31	700	476
	Williams Cos., Inc.	7.750%	6/15/31	200	138
					55,497
Total Corporate Bonds (Cost $771,911)					686,551
Sovereign Bonds (U.S. Dollar-Denominated) (1.3%)
	Asian Development Bank	4.500%	9/4/12	500	537
	Asian Development Bank	3.625%	9/5/13	900	945
	Asian Development Bank	5.593%	7/16/18	500	603
	China Development Bank	4.750%	10/8/14	450	461

China Development Bank	5.000%	10/15/15	175	173
Corp. Andina de Fomento	5.200%	5/21/13	425	380
Corp. Andina de Fomento	5.750%	1/12/17	225	188
Development Bank of Japan	4.250%	6/9/15	250	261
Eksportfinans	5.500%	5/25/16	125	135
Eksportfinans	5.500%	6/26/17	450	490
European Investment Bank	5.000%	2/8/10	75	78
European Investment Bank	4.000%	3/3/10	1,400	1,433
European Investment Bank	4.625%	9/15/10	1,325	1,385
European Investment Bank	3.250%	2/15/11	1,200	1,229
European Investment Bank	5.250%	6/15/11	750	803
European Investment Bank	3.125%	7/15/11	1,800	1,839
European Investment Bank	2.875%	3/15/13	650	655
European Investment Bank	4.250%	7/15/13	2,400	2,566
European Investment Bank	4.625%	5/15/14	2,000	2,162
European Investment Bank	5.125%	9/13/16	300	340
European Investment Bank	4.875%	1/17/17	1,225	1,397
European Investment Bank	5.125%	5/30/17	800	933
Export-Import Bank of Korea	4.625%	3/16/10	200	190

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Export-Import Bank of Korea	5.500%	10/17/12	1,100	1,024
	Export-Import Bank of Korea	5.125%	3/16/15	150	121
	Federation of Malaysia	7.500%	7/15/11	1,200	1,286
	Federative Republic of Brazil	9.250%	10/22/10	250	273
	Federative Republic of Brazil	11.000%	1/11/12	300	356
	Federative Republic of Brazil	7.875%	3/7/15	475	538
	Federative Republic of Brazil	6.000%	1/17/17	1,100	1,130
3	Federative Republic of Brazil	8.000%	1/15/18	100	112
	Federative Republic of Brazil	8.875%	4/15/24	325	400
	Federative Republic of Brazil	8.750%	2/4/25	800	976
	Federative Republic of Brazil	10.125%	5/15/27	875	1,204
	Federative Republic of Brazil	8.250%	1/20/34	1,000	1,218
	Federative Republic of Brazil	7.125%	1/20/37	600	672
	Federative Republic of Brazil	11.000%	8/17/40	1,825	2,372
	Financement Quebec	5.000%	10/25/12	500	541
	Inter-American Development Bank	8.500%	3/15/11	175	198
	Inter-American Development Bank	4.250%	9/10/18	1,875	2,066
	Inter-American Development Bank	7.000%	6/15/25	250	348
	International Bank for Reconstruction & Development	3.125%	11/15/11	600	620
	Japan Bank International	4.750%	5/25/11	675	713
	Japan Bank International	4.250%	6/18/13	1,275	1,318
	Japan Finance Corp.	5.875%	3/14/11	375	400
	Japan Finance Corp.	4.625%	4/21/15	500	519
	Japan Finance Corp.	5.000%	5/16/17	500	534
	Korea Development Bank	4.625%	9/16/10	600	563
	Korea Electric Power	7.750%	4/1/13	750	734
	Kreditanstalt fur Wiederaufbau	5.000%	6/1/10	850	885
	Kreditanstalt fur Wiederaufbau	4.250%	6/15/10	4,150	4,287
	Kreditanstalt fur Wiederaufbau	3.250%	2/15/11	500	513
	Kreditanstalt fur Wiederaufbau	3.750%	6/27/11	1,550	1,611
	Kreditanstalt fur Wiederaufbau	4.750%	5/15/12	775	836
	Kreditanstalt fur Wiederaufbau	3.500%	5/16/13	1,200	1,245
	Kreditanstalt fur Wiederaufbau	4.000%	10/15/13	1,325	1,402
	Kreditanstalt fur Wiederaufbau	4.125%	10/15/14	25	26
	Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	400	454
	Kreditanstalt fur Wiederaufbau	4.375%	3/15/18	1,625	1,800
	Kreditanstalt fur Wiederaufbau	4.500%	7/16/18	300	335
	Landwirtschaftliche Rentenbank	5.250%	7/2/12	1,075	1,173
	Landwirtschaftliche Rentenbank	4.875%	11/16/15	375	412
	Mass Transit Railway Corp.	7.500%	11/8/10	300	324
	Nordic Investment Bank	3.875%	6/15/10	350	361
	Oesterreichische Kontrollbank	3.125%	10/14/11	775	806
	Oesterreichische Kontrollbank	5.000%	4/25/17	300	341
	Ontario Hydro Electric	7.450%	3/31/13	600	727
	Pemex Project Funding Master Trust	9.125%	10/13/10	60	63
5	Pemex Project Funding Master Trust	5.750%	3/1/18	950	837
	Pemex Project Funding Master Trust	6.625%	6/15/35	850	718

5	Pemex Project Funding Master Trust	6.625%	6/15/38	375	314
	People’s Republic of China	4.750%	10/29/13	200	207
	Petrobras International Finance	6.125%	10/6/16	1,225	1,187
	Petrobras International Finance	8.375%	12/10/18	300	308
	Province of Manitoba	7.500%	2/22/10	1,000	1,061
	Province of Nova Scotia	5.750%	2/27/12	250	269
	Province of Ontario	3.125%	9/8/10	500	505
	Province of Ontario	3.375%	5/20/11	100	102
	Province of Ontario	5.000%	10/18/11	2,500	2,620
	Province of Ontario	4.750%	1/19/16	75	81
	Province of Ontario	5.450%	4/27/16	775	870
	Province of Quebec	4.600%	5/26/15	350	361
	Province of Quebec	5.125%	11/14/16	525	563
	Province of Quebec	4.625%	5/14/18	525	549
	Province of Quebec	7.125%	2/9/24	400	516
	Province of Quebec	7.500%	9/15/29	1,000	1,406
	Quebec Hydro Electric	6.300%	5/11/11	2,325	2,487
	Quebec Hydro Electric	8.400%	1/15/22	500	739
	Region of Lombardy, Italy	5.804%	10/25/32	500	614

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Republic of Chile	7.125%	1/11/12	350	393
	Republic of Chile	5.500%	1/15/13	100	109
	Republic of Italy	6.000%	2/22/11	1,175	1,255
	Republic of Italy	5.625%	6/15/12	2,775	3,024
	Republic of Italy	4.750%	1/25/16	575	608
	Republic of Italy	5.250%	9/20/16	600	657
	Republic of Italy	6.875%	9/27/23	125	158
	Republic of Italy	5.375%	6/15/33	1,400	1,610
^	Republic of Korea	4.250%	6/1/13	1,550	1,449
	Republic of Peru	9.875%	2/6/15	400	458
	Republic of Peru	7.350%	7/21/25	350	345
3	Republic of Peru	6.550%	3/14/37	350	312
	Republic of Poland	6.250%	7/3/12	975	1,011
	Republic of Poland	5.000%	10/19/15	375	361
	Republic of South Africa	7.375%	4/25/12	575	568
	Republic of South Africa	5.875%	5/30/22	100	84
	State of Israel	4.625%	6/15/13	200	210
	State of Israel	5.500%	11/9/16	850	909
	Swedish Export Credit Corp.	4.500%	9/27/10	250	259
	United Mexican States	9.875%	2/1/10	500	536
	United Mexican States	8.375%	1/14/11	1,150	1,242
	United Mexican States	7.500%	1/14/12	145	156
	United Mexican States	6.375%	1/16/13	767	800
	United Mexican States	5.875%	1/15/14	750	767
	United Mexican States	6.625%	3/3/15	343	364
	United Mexican States	11.375%	9/15/16	100	135
	United Mexican States	5.625%	1/15/17	825	827
	United Mexican States	5.950%	3/19/19	400	402
	United Mexican States	6.750%	9/27/34	1,557	1,627
Total Sovereign Bonds (Cost $90,824)					93,970
Taxable Municipal Bonds (0.1%)
	Chicago IL Transit Auth. Rev.	6.899%	12/1/40	325	321
	Connecticut GO	5.850%	3/15/32	300	287
	Illinois (Taxable Pension) GO	4.950%	6/1/23	1,450	1,345
	Illinois (Taxable Pension) GO	5.100%	6/1/33	1,600	1,401
	Kansas Dev. Finance Auth.
	Rev. (Public Employee Retirement System)	5.501%	5/1/34	650	596
	New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/29	425	430
	New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	15	15
	New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	335	322
	Oregon (Taxable Pension) GO	5.762%	6/1/23	250	246
	Oregon (Taxable Pension) GO	5.892%	6/1/27	375	362
	Oregon School Board Assn.	4.759%	6/30/28	300	252
	Oregon School Board Assn.	5.528%	6/30/28	125	116
	Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/47	390	244
	Wisconsin Public Service Rev.	4.800%	5/1/13	275	275
	Wisconsin Public Service Rev.	5.700%	5/1/26	325	296
Total Taxable Municipal Bonds (Cost $6,999)					6,508

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2008
				Market
		Maturity		Value
	Coupon	Date	Shares	($000)
Temporary Cash Investments (1.6%)[1]
Money Market Fund (1.5%)
8,9 Vanguard Market Liquidity Fund	1.378%		113,757,802	113,758

			Face
			Amount
			($000)

U.S. Agency Obligation (0.1%)
[2,10] Federal Home Loan Mortgage Corp.	1.206%	4/30/09	3,000	2,997

Total Temporary Cash Investments (Cost $116,746)				116,755
Total Investments (100.3%) (Cost $7,674,462)				7,448,092
Other Assets and Liabilities—Net (–0.3%)[9]				(21,144)
Net Assets (100%)				7,426,948

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. The total value of securities on loan is $12,952,000.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 60.2% and 1.3%, respectively, of net assets.

2  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

3  The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

4  Adjustable-rate security.

5  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities was $16,188,000, representing 0.2% of net assets.

6  Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.

7  Non-income-producing security--security in default.

8  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

9  Includes $13,950,000 of collateral received for securities on loan.

10  Securities with a value of $2,997,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

GO—General Obligation Bond.

REIT—Real Estate Investment Trust.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Valley Forge Funds and the Shareholders of Vanguard Balanced Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Balanced Index Fund (constituting a separate portfolio of Vanguard Valley Forge Funds, hereafter referred to as the “Fund”) as of December 31, 2008, and for the year then ended and have issued our unqualified report thereon dated February 23, 2009. Our audit included an audit of the Fund’s schedule of investments as of December 31, 2008. This schedule of investments is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this schedule of investments based on our audit.

In our opinion, the accompanying schedule of investments referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA

February 23, 2009

© 2009 Vanguard Group. Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA020 022009

Vanguard Managed Payout Funds Annual Report

December 31, 2008

Vanguard Managed Payout Growth Focus Fund

Vanguard Managed Payout Growth and Distribution Fund

Vanguard Managed Payout Distribution Focus Fund

>	The Vanguard Managed Payout Funds* returned between –26.80% and –32.62% amid sharp declines in global stock markets.
>	Of the underlying Vanguard Funds held by the funds, only Vanguard Total Bond Market Index Fund produced a positive return.
>	In 2009, the funds’ monthly payout rates will be about 16% to 18% below their 2008 levels.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Managed Payout Growth Focus Fund	7
Managed Payout Growth and Distribution Fund	18
Managed Payout Distribution Focus Fund	29
About Your Fund’s Expenses	41
Glossary	43

*	Patent pending.

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Period Ended December 31, 2008[1]
	Ticker	Total
	Symbol	Returns
Vanguard Managed Payout Growth Focus Fund	VPGFX	–32.62%
Managed Payout Growth Focus Composite Index[2]		–35.00

Vanguard Managed Payout Growth and Distribution Fund	VPGDX	–28.79%
Managed Payout Growth and Distribution Composite Index[2]		–29.26

Vanguard Managed Payout Distribution Focus Fund	VPDFX	–26.80%
Managed Payout Distribution Focus Composite Index[2]		–25.80

Your Fund’s Performance at a Glance
Funds’ Inception Through December 31, 2008

	Starting	Ending	Distributions Per Share[3]
	Share	Share	Income	Capital	Return of
	Price	Price	Dividends	Gains	Capital
Managed Payout Growth Focus Fund	$20.01	$13.15	$0.000	$0.000	$0.400
Managed Payout Growth and
Distribution Fund	20.01	13.68	0.000	0.000	0.666
Managed Payout Distribution Focus Fund	20.01	13.84	0.000	0.000	0.934

1 All performance figures are from the funds’ inception date of May 2, 2008.

2 The Managed Payout Composite Indexes are weighted as follows: For the Managed Payout Growth Focus Composite Index, 65% FTSE All-World Index, 5% Barclays Capital U.S. Aggregate Bond Index, 10% Citigroup 3-Month Treasury Bill Index, 10% Dow Jones-AIG Commodity Index, and 10% Target REIT Composite Index; for the Managed Payout Growth and Distribution Composite Index, 50% FTSE All-World Index, 15% Barclays Capital U.S. Aggregate Bond Index, 15% Citigroup 3-Month Treasury Bill Index, 10% Dow Jones-AIG Commodity Index, and 10% Target REIT Composite Index; for the Managed Payout Distribution Focus Composite Index, 40% FTSE All-World Index, 20% Barclays Capital U.S. Aggregate Bond Index, 10% Barclays Capital U.S. Treasury Inflation Protected Securities Index, 10% Citigroup 3-Month Treasury Bill Index, 10% Dow Jones-AIG Commodity Index, and 10% Target REIT Composite Index. The Target REIT Composite Index consists of the MSCI US REIT Index adjusted to include a 2% cash position (Lipper Money Market Average).

3 The funds pay monthly and other distributions that may include some combination of dividend income, return of capital, and capital gains.

1

President’s Letter

Dear Shareholder,

Vanguard Managed Payout Funds made their debut in early May, shortly before global financial markets fell into disarray. The funds’ disappointing performance reflected this environment.

The Growth Focus Fund recorded the lowest return, –32.62%, and the Distribution Focus Fund the highest, –26.80%. The variation reflected differences in bond exposure among the funds, though all three had significant exposure to hard-hit global stock markets. U.S. stocks recorded their worst calendar-year return since 1931.

At the end of the year, the funds’ investment committee reduced the size of each fund’s monthly payout for 2009 by about 16% to 18%, consistent with its policy to base payout levels on investment performance.

This report begins with an overview of the full fiscal year, then reviews the performance of the Managed Payout Funds since their May 2 debut.

Global stock markets faced historic challenges

Problems that had festered in the financial markets for much of 2008 erupted in the year’s final months, leading to high-profile bankruptcies and government rescues. U.S. stocks lost about –23% for the fourth quarter. For the full 12 months, the U.S. stock market returned about –37%. The

2

financial sector, the epicenter of the crisis, was hardest hit, but no sector was safe from the aftershocks.

Overseas, the news was worse. Stock markets outside the United States returned about –45%, as credit-market turmoil and economic distress reverberated worldwide. Emerging markets fell especially hard, in part because of collapsing commodity prices, which put pressure on the group’s many natural-resource producers.

U.S. Treasuries provided a safe and liquid haven

Bonds provided shelter from the stock market turmoil, though strength was largely confined to U.S. Treasuries. Treasuries surged as investors bid up the highest-quality, most liquid securities. The Federal Reserve Board added fuel to the rally with repeated cuts in its target for the federal funds rate, a benchmark for short-term interest rates. At the start of 2008, the federal funds rate stood at 4.25%; by year-end, it was between 0.00% and 0.25%.

U.S. government-backed mortgage securities also performed well, though corporate and municipal bonds struggled. For the full year, the broad taxable bond market returned 5.24%.

A tricky objective, a challenging period

All three Managed Payout Funds posted negative returns, from –32.62% for the Growth Focus Fund to –26.80% for the Distribution Focus Fund, during the first eight months of their existence. The

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2008
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	–37.60%	–8.66%	–2.04%
Russell 2000 Index (Small-caps)	–33.79	–8.29	–0.93
Dow Jones Wilshire 5000 Index (Entire market)	–37.34	–8.43	–1.67
MSCI All Country World Index ex USA (International)	–45.24	–6.57	3.00

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad taxable market)	5.24%	5.51%	4.65%
Barclays Capital Municipal Bond Index	–2.47	1.86	2.71
Citigroup 3-Month Treasury Bill Index	1.80	3.76	3.10

CPI
Consumer Price Index	0.09%	2.22%	2.67%

3

funds’ returns were in line (two better, one worse) with those of their composite benchmarks. The benchmarks represent static asset allocations that, in our judgment, are consistent with the fund’s long-term goal of making monthly distributions while maintaining or increasing the value of a hypothetical investment account. The advisor may adjust the funds’ asset allocations to diverge modestly from their benchmarks, reflecting the advisor’s assessment of the prospects for the various asset classes.

The main source of the funds’ weakness was their sizable investment in global stock markets, which declined sharply. The Distribution Focus Fund, which held about 55% of its assets in traditional stock portfolios at the end of the period, had the smallest stock allocation. The Growth Focus Fund, with about 70% in stock funds, had the highest.

The funds’ fixed income holdings provided some cushion, but not as much as might be expected in more typical markets. Vanguard Total Bond Market Index Fund registered a positive return, buoyed by surging U.S. Treasuries, but the other fixed income funds—the Vanguard Inflation-Protected Securities and Intermediate-Term Investment-Grade Funds—recorded modestly negative returns. The funds’ allocations to commodities and Vanguard Market Neutral Fund also generated disappointing results.

A challenging period for any and all payout strategies

Over time, we expect broad diversification among growth- and income-oriented assets and prudent portfolio management to help the funds meet their goal of producing positive returns and stable or rising payouts. This won’t always be the case, however—a reality on vivid display

		Payout
	2008	Per Share
	Payout	Effective
Managed Payout Fund	Per Share	January 2009
Growth Focus	$0.0500	$0.0412
Growth and Distribution	0.0833	0.0699
Distribution Focus	0.1167	0.0983

4

in the tumultuous months following the funds’ introduction. As a result of the declines in the funds’ holdings, we reduced monthly payout levels for 2009 as detailed in the table on page 4.

The funds’ first fiscal year was clearly a disappointment, but we don’t consider this short-term performance a verdict on the concept or design of the Managed Payout Funds. The funds confronted the same challenges as other programs designed to provide regular payouts from a mix of assets with the potential to generate long-term growth. Endowments, foundations, and the portfolios of investors who make regular withdrawals from broadly diversified retirement accounts came under the same severe pressures in 2008.

Diversification remains the investor’s watchword

The financial market’s recent turmoil has been shocking not only in its violence but also in its breadth. With the exception of U.S. government bonds, just about every segment of the investment market has seen prices fall, even high-quality corporate and municipal bonds.

Does this broad-based decline suggest that diversification “doesn’t work”? That would be a dangerous conclusion. Diversification is a long-term strategy (and it’s worth noting that even in the past year, a portfolio modeled on the broad stock and bond markets held up much better than an all-stock portfolio.) Over time, a balance of equity and fixed income assets gives you the opportunity to participate in the stock market’s long-term growth while moderating its occasionally volatile ups and downs.

Vanguard Managed Payout Funds seek to harness the long-term benefits of broad diversification among higher-returning (but more volatile) assets and less volatile (but lower-returning) assets in their effort to generate monthly payouts in retirement—a complex challenge. The funds made their debut at one of the least auspicious times for the modern stock market, but we remain confident that their professional management, disciplined payout policy, and use of hard-to-access assets such as commodity portfolios can make them a useful long-term tool for investors who rely on their portfolios to generate spending money.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

January 13, 2009

5

	Percentage of Managed Payout Funds’ Investments[1]
	Growth	Growth and	Distribution
	Focus Fund	Distribution Fund	Focus Fund
Vanguard Stock Funds (Investor Shares)
Total Stock Market Index	45.6%	39.0%	35.9%
European Stock Index	13.4	11.6	10.6
Pacific Stock Index	6.9	6.0	5.4
Emerging Markets Stock Index	4.4	3.8	3.5

Vanguard Bond Funds (Investor Shares)
Intermediate-Term Investment-Grade	9.8%	9.8%	12.4%
Total Bond Market Index	4.9	9.7	10.0
Inflation-Protected Securities	0.0	4.8	7.4

Vanguard Market Neutral Fund (Investor Shares)	9.9%	10.2%	9.8%

Commodities[2]	5.1%	5.1%	5.0%

1 As of December 31, 2008.

2 The funds invest a portion of their assets in commodities through the use of swap contracts.

6

Managed Payout Growth Focus Fund

Fund Profile

As of December 31, 2008

Portfolio Characteristics

Yield[1]	3.5%
Acquired Fund Fees and Expenses[2]	0.58%

Allocation to Underlying Investments

Vanguard Stock Funds (Investor Shares)
Total Stock Market Index	45.6%
European Stock Index	13.4
Pacific Stock Index	6.9
Emerging Markets Stock Index	4.4
Vanguard Bond Funds (Investor Shares)
Intermediate-Term Investment-Grade	9.8%
Total Bond Market Index	4.9
Vanguard Market Neutral Fund
(Investor Shares)	9.9%
Commodities[3]	5.1%

Fund Asset Allocation

1 30-day SEC yield for the fund. See the Glossary.

2 This figure—drawn from the prospectus dated July 25, 2008—represents a weighted average of the annualized expense ratio and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Managed Payout Growth Focus Fund invests. It was estimated that over 50% of the fund’s acquired fund fees and expenses are attributable to the short sale dividend expenses reported by Vanguard Market Neutral Fund. The Managed Payout Growth Focus Fund does not charge any expenses or fees of its own. For the fiscal period ended December 31, 2008, the annualized acquired fund fees and expenses figure was 0.48% (approximately one third of this amount is attributable to the short sale dividend expenses reported by Vanguard Market Neutral Fund).

3 The fund invests a portion of its assets in commodities through the use of swap contracts.

7

Managed Payout Growth Focus Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 2, 2008–December 31, 2008

Initial Investment of $25,000

	Total Returns	Final Value
	Periods Ended December 31, 2008	of a $25,000
	Since Inception	Investment
Managed Payout Growth Focus Fund	–32.62%	$16,845
Dow Jones Wilshire 5000 Index	–35.23	16,194
Managed Payout Growth Focus Composite Index[1]	–35.00	16,250

1 The Managed Payout Growth Focus Composite Index is weighted 65% FTSE All-World Index, 5% Barclays Capital U.S. Aggregate Bond Index, 10% Citigroup 3-Month Treasury Bill Index, 10% Dow Jones-AIG Commodity Index, and 10% Target REIT Composite Index. The Target REIT Composite Index consists of the MSCI US REIT Index adjusted to include a 2% cash position (Lipper Money Market Average).

8

Managed Payout Growth Focus Fund

Fiscal Period Total Returns (%): May 2, 2008–December 31, 2008

1 The Managed Payout Growth Focus Composite Index is weighted 65% FTSE All-World Index, 5% Barclays Capital U.S. Aggregate Bond Index, 10% Citigroup 3-Month Treasury Bill Index, 10% Dow Jones-AIG Commodity Index, and 10% Target REIT Composite Index. The Target REIT Composite Index consists of the MSCI US REIT Index adjusted to include a 2% cash position (Lipper Money Market Average). Note: See Financial Highlights table for dividend and capital gains information.

9

Managed Payout Growth Focus Fund

Financial Statements

Statement of Net Assets

As of December 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

Market
Value•
Shares	($000)
Investment Companies (95.1%)
U.S. Stock Funds (55.6%)
Vanguard Total Stock Market Index Fund Investor Shares	752,287	16,400
Vanguard Market Neutral Fund Investor Shares	323,378	3,548

International Stock Funds (24.8%)
Vanguard European Stock Index Fund Investor Shares	236,711	4,831
Vanguard Pacific Stock Index Fund Investor Shares	301,513	2,472
Vanguard Emerging Markets Stock Index Fund Investor Shares	106,187	1,582

Bond Funds (14.7%)
Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	407,875	3,528
Vanguard Total Bond Market Index Fund Investor Shares	172,052	1,751
Total Investment Companies (Cost $50,573)	34,112
Temporary Cash Investments (4.1%)[1]
Money Market Fund (1.3%)
2	Vanguard Market Liquidity Fund, 1.378%	475,665	476

Face
Amount
($000)
U.S. Agency Obligation (2.8%)
3	Federal Home Loan Mortgage Corp.
2.625%, 2/27/09	1,000	1,000
Temporary Cash Investments (Cost $1,471)	1,476
Total Investments (99.2%) (Cost $52,044)	35,588
Other Assets and Liabilities (0.8%)
Other Assets	391
Liabilities	(103)
288
Net Assets (100%)
Applicable to 2,727,928 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	35,876
Net Asset Value Per Share	$13.15

10

Managed Payout Growth Focus Fund

At December 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	54,764
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(2,432)
Unrealized Appreciation (Depreciation)
Investment Securities	(16,456)
Swap Contracts	—
Net Assets (100%)	35,876

•	See Note A in Notes to Financial Statements.

1 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 5.1% and –1.0%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Managed Payout Growth Focus Fund

Statement of Operations

April 21, 2008[1] to
December 31, 2008
($000)
Investment Income
Income
Income Distributions Received	1,009
Interest	9
Net Investment Income—Note B	1,018
Realized Net Gain (Loss)
Capital Gain Distributions Received	186
Investment Securities Sold	(2,449)
Swap Contracts	(1,277)
Realized Net Gain (Loss)	(3,540)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(16,456)
Swap Contracts	—
Change in Unrealized Appreciation (Depreciation)	(16,456)
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,978)

1 Commencement of subscription period for the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Managed Payout Growth Focus Fund

Statement of Changes in Net Assets

April 21, 2008[1] to
December 31, 2008
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,018
Realized Net Gain (Loss)	(3,540)
Change in Unrealized Appreciation (Depreciation)	(16,456)
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,978)
Distributions
Net Investment Income	—
Realized Capital Gain	—
Return of Capital	(1,104)
Total Distributions	(1,104)
Capital Share Transactions
Issued	81,122
Issued in Lieu of Cash Distributions	706
Redeemed	(25,870)
Net Increase (Decrease) from Capital Share Transactions	55,958
Total Increase (Decrease)	35,876
Net Assets
Beginning of Period	—
End of Period[2]	35,876

1 Commencement of subscription period for the fund.

2 Net Assets—End of Period includes undistributed net investment income of $0.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Managed Payout Growth Focus Fund

Financial Highlights

April 21, 2008[1] to
For a Share Outstanding Throughout the Period	December 31, 2008

Net Asset Value, Beginning of Period	$20.00
Investment Operations
Net Investment Income	.394[2]
Capital Gain Distributions Received	.072[2]
Net Realized and Unrealized Gain (Loss) on Investments	(6.916)
Total from Investment Operations	(6.450)
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Return of Capital	(.400)
Total Distributions	(.400)
Net Asset Value, End of Period	$13.15

Total Return	–32.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36
Ratio of Total Expenses to Average Net Assets—Note B	0%[3]
Ratio of Net Investment Income to Average Net Assets	3.52%[4]
Portfolio Turnover Rate	68%

1 Subscription period for the fund was April 21, 2008, to May 2, 2008, during which time all assets were held in money market instruments. Performance measurement began May 2, 2008, at a net asset value of $20.01.

2 Calculated based on average shares outstanding.

3 The acquired fund fees and expenses were 0.48% (annualized).

4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Managed Payout Growth Focus Fund

Notes to Financial Statements

Vanguard Managed Payout Growth Focus Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with an endowment-like investment strategy. The fund may invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on the reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for the period from inception to December 31, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions are determined based on a specified percentage payout rate of 3% of the fund’s net asset value. The initial monthly distribution rate of $.05 per share was established at inception and will be adjusted at the beginning of each subsequent year based on changes in the fund’s average net asset value. Effective January 1, 2009, the monthly distribution rate is $.0412. Distributions to shareholders are recorded on the ex-dividend date. Monthly distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

15

Managed Payout Growth Focus Fund

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended December 31, 2008, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Short-term gain distributions received are treated as ordinary income for tax purposes. Realized losses of $1,277,000 on swap contracts and $169,000 of short-term gain distributions received have been reclassified from accumulated net realized losses to undistributed net investment income.

For tax purposes, the fund had a net operating loss of $90,000 for the period ended December 31, 2008. This amount has been reclassified from undistributed net investment income to paid-in capital. At December 31, 2008, the fund had no ordinary income available for distribution. The fund had available realized losses of $2,347,000 to offset future net capital gains of $1,188,000 through December 31, 2016, and $1,159,000 through December 31, 2017.

At December 31, 2008, the cost of investment securities for tax purposes was $52,130,000. Net unrealized depreciation of investment securities for tax purposes was $16,542,000, consisting of unrealized gains of $142,000 on securities that had risen in value since their purchase and $16,684,000 in unrealized losses on securities that had fallen in value since their purchase.

At December 31, 2008, the fund had the following open total return swap contract:

					Unrealized
			Notional	Floating	Appreciation
	Termination		Amount	Interest Rate	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	Paid[2]	($000)
Dow Jones-AIG Commodity Index
Total Return	2/27/09	ML	1,834	0.05%	—

D. During the period ended December 31, 2008, the fund purchased $82,850,000 of investment securities and sold $29,799,000 of investment securities other than temporary cash investments.

1 Merrill Lynch Capital Services.

2 Based on 3-month U.S. Treasury bill rate.

16

Managed Payout Growth Focus Fund

E. Capital shares issued and redeemed were:

April 21, 2008[1] to
December 31, 2008
Shares
(000)
Issued	4,258
Issued in Lieu of Cash Distributions	44
Redeemed	(1,574)
Net Increase (Decrease) in Shares Outstanding	2,728

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2008, based on the inputs used to value them:

	Investments	Swap
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	34,588	—
Level 2—Other significant observable inputs	1,000	—
Level 3—Significant unobservable inputs	—	—
Total	35,588	—

1 Commencement of subscription period for the fund.

17

Managed Payout Growth and Distribution Fund

Fund Profile

As of December 31, 2008

Portfolio Characteristics

Yield[1]	3.6%
Acquired Fund Fees and Expenses[2]	0.58%

Allocation to Underlying Investments

Vanguard Stock Funds (Investor Shares)
Total Stock Market Index	39.0%
European Stock Index	11.6
Pacific Stock Index	6.0
Emerging Markets Stock Index	3.8
Vanguard Bond Funds (Investor Shares)
Intermediate-Term Investment-Grade	9.8%
Total Bond Market Index	9.7
Inflation-Protected Securities	4.8
Vanguard Market Neutral Fund
(Investor Shares)	10.2%
Commodities[3]	5.1%

Fund Asset Allocation

1 30-day SEC yield for the fund. See the Glossary.

2 This figure—drawn from the prospectus dated July 25, 2008—represents a weighted average of the annualized expense ratio and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Managed Payout Growth and Distribution Fund invests. It was estimated that over 50% of the fund’s acquired fund fees and expenses are attributable to the short sale dividend expenses reported by Vanguard Market Neutral Fund. The Managed Payout Growth and Distribution Fund does not charge any expenses or fees of its own. For the fiscal period ended December 31, 2008, the annualized acquired fund fees and expenses figure was 0.46% (approximately one third of this amount is attributable to the short sale dividend expenses reported by Vanguard Market Neutral Fund).

3 The fund invests a portion of its assets in commodities through the use of swap contracts.

18

Managed Payout Growth and Distribution Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 2, 2008-December 31, 2008

Initial Investment of $25,000

	Total Returns	Final Value
	Periods Ended December 31, 2008	of a $25,000
	Since Inception	Investment
Vanguard Managed Payout Growth and
Distribution Fund	–28.79%	$17,802
Dow Jones Wilshire 5000 Index	–35.23	16,194
Managed Payout Growth and Distribution
Composite Index[1]	–29.26	17,685

1 The Managed Payout Growth and Distribution Composite Index is weighted 50% FTSE All-World Index, 15% Barclays Capital U.S. Aggregate Bond Index, 15% Citigroup 3-Month Treasury Bill Index, 10% Dow Jones-AIG Commodity Index, and 10% Target REIT Composite Index. The Target REIT Composite Index consists of the MSCI US REIT Index adjusted to include a 2% cash position (Lipper Money Market Average).

19

Managed Payout Growth and Distribution Fund

Fiscal Period Total Returns (%): May 2, 2008–December 31, 2008

1 The Managed Payout Growth and Distribution Composite Index is weighted 50% FTSE All-World Index, 15% Barclays Capital U.S. Aggregate Bond Index, 15% Citigroup 3-Month Treasury Bill Index, 10% Dow Jones-AIG Commodity Index, and 10% Target REIT Composite Index. The Target REIT Composite Index consists of the MSCI US REIT Index adjusted to include a 2% cash position (Lipper Money Market Average).

Note: See Financial Highlights table for dividend and capital gains information.

20

Managed Payout Growth and Distribution Fund

Financial Statements

Statement of Net Assets

As of December 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

Market
Value•
Shares	($000)
Investment Companies (95.1%)
U.S. Stock Funds (49.3%)
Vanguard Total Stock Market Index Fund Investor Shares	2,065,417	45,026
Vanguard Market Neutral Fund Investor Shares	1,069,526	11,733

International Stock Funds (21.5%)
Vanguard European Stock Index Fund Investor Shares	657,450	13,418
Vanguard Pacific Stock Index Fund Investor Shares	850,806	6,976
Vanguard Emerging Markets Stock Index Fund Investor Shares	292,619	4,360

Bond Funds (24.3%)
Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	1,304,725	11,286
Vanguard Total Bond Market Index Fund Investor Shares	1,097,369	11,171
Vanguard Inflation-Protected Securities Fund Investor Shares	483,495	5,570
Total Investment Companies (Cost $151,687)	109,540
Temporary Cash Investments (4.9%)[1]
Money Market Fund (3.6%)
2	Vanguard Market Liquidity Fund, 1.378%	4,202,670	4,203

Face
Amount
($000)
U.S. Agency Obligation (1.3%)
3	Federal Home Loan Mortgage Corp.
2.625%, 2/27/09	1,500	1,500
Temporary Cash Investments (Cost $5,696)	5,703
Total Investments (100.0%) (Cost $157,383)	115,243
Other Assets and Liabilities (0.0%)
Other Assets	885
Liabilities	(865)
20
Net Assets (100%)
Applicable to 8,424,714 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	115,263
Net Asset Value Per Share	$13.68

21

Managed Payout Growth and Distribution Fund

At December 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	160,293
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(2,890)
Unrealized Appreciation (Depreciation)
Investment Securities	(42,140)
Swap Contracts	—
Net Assets	115,263

•	See Note A in Notes to Financial Statements.

1 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 5.1% and –0.2%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Managed Payout Growth and Distribution Fund

Statement of Operations

April 21, 2008[1] to
December 31, 2008
($000)
Investment Income
Income
Income Distributions Received	3,049
Interest	14
Net Investment Income—Note B	3,063
Realized Net Gain (Loss)
Capital Gain Distributions Received	576
Investment Securities Sold	(2,942)
Swap Contracts	(3,696)
Realized Net Gain (Loss)	(6,062)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(42,140)
Swap Contracts	—
Change in Unrealized Appreciation (Depreciation)	(42,140)
Net Increase (Decrease) in Net Assets Resulting from Operations	(45,139)

1 Commencement of subscription period for the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Managed Payout Growth and Distribution Fund

Statement of Changes in Net Assets

April 21, 2008[1] to
December 31, 2008
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,063
Realized Net Gain (Loss)	(6,062)
Change in Unrealized Appreciation (Depreciation)	(42,140)
Net Increase (Decrease) in Net Assets Resulting from Operations	(45,139)
Distributions
Net Investment Income	—
Realized Capital Gain	—
Return of Capital	(4,940)
Total Distributions	(4,940)
Capital Share Transactions
Issued	213,631
Issued in Lieu of Cash Distributions	1,871
Redeemed	(50,160)
Net Increase (Decrease) from Capital Share Transactions	165,342
Total Increase (Decrease)	115,263
Net Assets
Beginning of Period	—
End of Period[2]	115,263

1 Commencement of subscription period for the fund.

2 Net Assets—End of Period includes undistributed net investment income of $0.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Managed Payout Growth and Distribution Fund

Financial Highlights

April 21, 2008[1] to
For a Share Outstanding Throughout the Period	December 31, 2008
Net Asset Value, Beginning of Period	$20.00
Investment Operations
Net Investment Income	.436[2]
Capital Gain Distributions Received	.082[2]
Net Realized and Unrealized Gain (Loss) on Investments	(6.172)
Total from Investment Operations	(5.654)
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Return of Capital	(.666)
Total Distributions	(.666)
Net Asset Value, End of Period	$13.68

Total Return	–28.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$115
Ratio of Total Expenses to Average Net Assets	0%[3]
Ratio of Net Investment Income to Average Net Assets	3.92%[4]
Portfolio Turnover Rate	73%

1 Subscription period for the fund was April 21, 2008, to May 2, 2008, during which time all assets were held in money market instruments. Performance measurement began May 2, 2008, at a net asset value of $20.01.

2 Calculated based on average shares outstanding.

3 The acquired fund fees and expenses were 0.46% (annualized).

4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Managed Payout Growth and Distribution Fund

Notes to Financial Statements

Vanguard Managed Payout Growth and Distribution Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with an endowment-like investment strategy. The fund may invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on the reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for the period from inception to December 31, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions are determined based on a specified percentage payout rate of 5% of the fund’s net asset value. The initial monthly distribution rate of $.0833 per share was established at inception and will be adjusted at the beginning of each subsequent year based on changes in the fund’s average net asset value. Effective January 1, 2009, the monthly distribution rate is $.0699. Distributions to shareholders are recorded on the ex-dividend date. Monthly distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

26

Managed Payout Growth and Distribution Fund

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended December 31, 2008, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Short-term gain distributions received are treated as ordinary income for tax purposes. Realized losses of $3,696,000 on swap contracts and $524,000 of short-term gain distributions received have been reclassified from accumulated net realized losses to undistributed net investment income.

For tax purposes, the fund had a net operating loss of $109,000 for the period ended December 31, 2008. This amount has been reclassified from undistributed net investment income to paid-in capital. At December 31, 2008, the fund had no ordinary income available for distribution. The fund had available realized losses of $2,802,000 to offset future net capital gains of $1,289,000 through December 31, 2016, and $1,513,000 through December 31, 2017.

At December 31, 2008, the cost of investment securities for tax purposes was $157,471,000. Net unrealized depreciation of investment securities for tax purposes was $42,228,000, consisting of unrealized gains of $694,000 on securities that had risen in value since their purchase and $42,922,000 in unrealized losses on securities that had fallen in value since their purchase.

At December 31, 2008, the fund had the following open total return swap contract:

					Unrealized
			Notional	Floating	Appreciation
	Termination		Amount	Interest Rate	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	Paid[2]	($000)
Dow Jones-AIG Commodity Index
Total Return	2/27/09	ML	5,871	0.05%	—

D. During the period ended December 31, 2008, the fund purchased $242,194,000 of investment securities and sold $87,558,000 of investment securities other than temporary cash investments.

1 Merrill Lynch Capital Services.

2 Based on 3-month U.S. Treasury bill rate.

27

Managed Payout Growth and Distribution Fund

E. Capital shares issued and redeemed were:

April 21, 2008[1] to
December 31, 2008
Shares
(000)
Issued	11,417
Issued in Lieu of Cash Distributions	117
Redeemed	(3,109)
Net Increase (Decrease) in Shares Outstanding	8,425

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2008, based on the inputs used to value them:

	Investments	Swap
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	113,743	—
Level 2—Other significant observable inputs	1,500	—
Level 3—Significant unobservable inputs	—	—
Total	115,243	—

1 Commencement of subscription period for the fund.

28

Managed Payout Distribution Focus Fund

Fund Profile

As of December 31, 2008

Portfolio Characteristics

Yield[1]	3.7%
Acquired Fund Fees and Expenses[2]	0.57%

Allocation to Underlying Investments

Vanguard Stock Funds (Investor Shares)
Total Stock Market Index	35.9%
European Stock Index	10.6
Pacific Stock Index	5.4
Emerging Markets Stock Index	3.5
Vanguard Bond Funds (Investor Shares)
Intermediate-Term Investment-Grade	12.4%
Total Bond Market Index	10.0
Inflation-Protected Securities	7.4
Vanguard Market Neutral Fund
(Investor Shares)	9.8%
Commodities[3]	5.0%

Fund Asset Allocation

1 30-day SEC yield for the fund. See the Glossary.

2 This figure—drawn from the prospectus dated July 25, 2008—represents a weighted average of the annualized expense ratio and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Managed Payout Distribution Focus Fund invests. It was estimated that over 50% of the fund’s acquired fund fees and expenses are attributable to the short sale dividend expenses reported by Vanguard Market Neutral Fund. The Managed Payout Distribution Focus Fund does not charge any expenses or fees of its own. For the fiscal period ended December 31, 2008, the annualized acquired fund fees and expenses figure was 0.45% (approximately one third of this amount is attributable to the short sale dividend expenses reported by Vanguard Market Neutral Fund).

3 The fund invests a portion of its assets in commodities through the use of swap contracts.

29

Managed Payout Distribution Focus Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 2, 2008–December 31, 2008

Initial Investment of $25,000

		Final Value
	Since	of a $25,000
	Inception	Investment
Managed Payout Distribution Focus Fund	–26.80	$18,300
Dow Jones Wilshire 5000 Index	–35.23	16,194
Managed Payout Distribution Focus Composite Index[1]	–25.80	18,549

1 The Managed Payout Distribution Focus Composite Index is weighted 40% FTSE All-World Index, 20% Barclays Capital U.S. Aggregate Bond Index, 10% Barclays Capital U.S. Treasury Inflation Protected Securities Index, 10% Citigroup 3-Month Treasury Bill Index, 10% Dow Jones-AIG Commodity Index, and 10% Target REIT Composite Index. The Target REIT Composite Index consists of the MSCI US REIT Index adjusted to include a 2% cash position (Lipper Money Market Average).

30

Managed Payout Distribution Focus Fund

Fiscal Period Total Returns (%): May 2, 2008–December 31, 2008

1 The Managed Payout Distribution Focus Composite Index is weighted 40% FTSE All-World Index, 20% Barclays Capital U.S. Aggregate Bond Index, 10% Barclays Capital U.S. Treasury Inflation Protected Securities Index, 10% Citigroup 3-Month Treasury Bill Index, 10% Dow Jones-AIG Commodity Index, and 10% Target REIT Composite Index. The Target REIT Composite Index consists of the MSCI US REIT Index adjusted to include a 2% cash position (Lipper Money Market Average).

Note: See Financial Highlights table for dividend and capital gains information.

31

Managed Payout Distribution Focus Fund

Financial Statements

Statement of Net Assets

As of December 31, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

Market
Value•
Shares	($000)
Investment Companies (95.4%)
U.S. Stock Funds (45.9%)
Vanguard Total Stock Market Index Fund Investor Shares	1,476,201	32,181
Vanguard Market Neutral Fund Investor Shares	797,168	8,745

International Stock Funds (19.6%)
Vanguard European Stock Index Fund Investor Shares	464,652	9,483
Vanguard Pacific Stock Index Fund Investor Shares	594,493	4,875
Vanguard Emerging Markets Stock Index Fund Investor Shares	208,454	3,106

Bond Funds (29.9%)
Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	1,281,660	11,086
Vanguard Total Bond Market Index Fund Investor Shares	881,008	8,969
Vanguard Inflation-Protected Securities Fund Investor Shares	571,685	6,586
Total Investment Companies (Cost $115,164)	85,031
Temporary Cash Investments (5.1%)[1]
Money Market Fund (3.4%)
2	Vanguard Market Liquidity Fund, 1.378%	3,070,273	3,070

Face
Amount
($000)
U.S. Agency Obligation (1.7%)
3	Federal Home Loan Mortgage Corp.
2.625%, 2/27/09	1,500	1,500
Temporary Cash Investments (Cost $4,564)	4,570
Total Investments (100.5%) (Cost $119,728)	89,601
Other Assets and Liabilities (–0.5%)
Other Assets	719
Liabilities	(1,147)
(428)
Net Assets (100%)
Applicable to 6,441,486 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)	89,173
Net Asset Value Per Share	$13.84

32

At December 31, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	121,141
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(1,841)
Unrealized Appreciation (Depreciation)
Investment Securities	(30,127)
Swap Contracts	—
Net Assets	89,173

•	See Note A in Notes to Financial Statements.

1 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 5.1% and 0.0%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

See accompanying Notes, which are an integral part of the Financial Statements.

33

Managed Payout Distribution Focus Fund

Statement of Operations

April 21, 2008[1] to
December 31, 2008
($000)
Investment Income
Income
Income Distributions Received	2,372
Interest	11
Net Investment Income—Note B	2,383
Realized Net Gain (Loss)
Capital Gain Distributions Received	447
Investment Securities Sold	(1,882)
Swap Contracts	(2,869)
Realized Net Gain (Loss)	(4,304)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(30,127)
Swap Contracts	—
Change in Unrealized Appreciation (Depreciation)	(30,127)
Net Increase (Decrease) in Net Assets Resulting from Operations	(32,048)

1 Commencement of subscription period for the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

34

Managed Payout Distribution Focus Fund

Statement of Changes in Net Assets

April 21, 2008[1] to
December 31, 2008
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,383
Realized Net Gain (Loss)	(4,304)
Change in Unrealized Appreciation (Depreciation)	(30,127)
Net Increase (Decrease) in Net Assets Resulting from Operations	(32,048)
Distributions
Net Investment Income	—
Realized Capital Gain	—
Return of Capital	(5,271)
Total Distributions	(5,271)
Capital Share Transactions
Issued	175,356
Issued in Lieu of Cash Distributions	1,869
Redeemed	(50,733)
Net Increase (Decrease) from Capital Share Transactions	126,492
Total Increase (Decrease)	89,173
Net Assets
Beginning of Period	—
End of Period[2]	89,173

1 Commencement of subscription period for the fund.

2 Net Assets—End of Period includes undistributed net investment income of $0.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Managed Payout Distribution Focus Fund

Financial Highlights

April 21, 2008[1] to
For a Share Outstanding Throughout the Period	December 31, 2008
Net Asset Value, Beginning of Period	$20.00
Investment Operations
Net Investment Income	.448[2]
Capital Gain Distributions Received	.084[2]
Net Realized and Unrealized Gain (Loss) on Investments	(5.758)
Total from Investment Operations	(5.226)
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Return of Capital	(.934)
Total Distributions	(.934)
Net Asset Value, End of Period	$13.84

Total Return	–26.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$89
Ratio of Total Expenses to Average Net Assets	0%[3]
Ratio of Net Investment Income to Average Net Assets	4.01%[4]
Portfolio Turnover Rate	82%

1 Subscription period for the fund was April 21, 2008, to May 2, 2008, during which time all assets were held in money market instruments. Performance measurement began May 2, 2008, at a net asset value of $20.01.

2 Calculated based on average shares outstanding.

3 The acquired fund fees and expenses were 0.45% (annualized).

4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Managed Payout Distribution Focus Fund

Notes to Financial Statements

Vanguard Managed Payout Distribution Focus Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with an endowment-like investment strategy. The fund may invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on the reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for the period from inception to December 31, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions are determined based on a specified percentage payout rate of 7% of the fund’s net asset value. The initial monthly distribution rate of $.1167 per share was established at inception and will be adjusted at the beginning of each subsequent year based on changes in the fund’s average net asset value. Effective January 1, 2009, the monthly distribution rate is $.0983. Distributions to shareholders are recorded on the ex-dividend date. Monthly distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

37

Managed Payout Distribution Focus Fund

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended December 31, 2008, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Short-term distributions received are treated as ordinary income for tax purposes. Realized losses of $2,869,000 on swap contracts and $406,000 of short-term gain distributions received have been reclassified from accumulated net realized losses to undistributed net investment income.

For tax purposes, the fund had a net operating loss of $80,000 for the period ended December 31, 2008. This amount has been reclassified from undistributed net investment income to paid-in capital. At December 31, 2008, the fund had no ordinary income available for distribution. The fund had available realized losses of $1,739,000 to offset future net capital gains of $961,000 through December 31, 2016, and $778,000 through December 31, 2017.

At December 31, 2008, the cost of investment securities for tax purposes was $119,830,000. Net unrealized depreciation of investment securities for tax purposes was $30,229,000, consisting of unrealized gains of $739,000 on securities that had risen in value since their purchase and $30,968,000 in unrealized losses on securities that had fallen in value since their purchase.

At December 31, 2008, the fund had the following open total return swap contract:

					Unrealized
			Notional	Floating	Appreciation
	Termination		Amount	Interest Rate	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	Paid[2]	($000)
Dow Jones-AIG Commodity Index
Total Return	2/27/09	ML	4,508	0.05%	—

D. During the period ended December 31, 2008, the fund purchased $192,485,000 of investment securities and sold $75,425,000 of investment securities other than temporary cash investments.

1 Merrill Lynch Capital Services.

2 Based on 3-month U.S. Treasury bill rate.

38

Managed Payout Distribution Focus Fund

E. Capital shares issued and redeemed were:

April 21, 2008[1] to
December 31, 2008
Shares
(000)
Issued	9,397
Issued in Lieu of Cash Distributions	117
Redeemed	(3,073)
Net Increase (Decrease) in Shares Outstanding	6,441

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2008, based on the inputs used to value them:

	Investments	Swap
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	88,101	—
Level 2—Other significant observable inputs	1,500	—
Level 3—Significant unobservable inputs	—	—
Total	89,601	—

1 Commencement of subscription period for the fund.

39

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Valley Forge Funds and the Shareholders of Vanguard Managed Payout Growth Focus Fund, Vanguard Managed Payout Growth and Distribution Fund and Vanguard Managed Payout Distribution Focus Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Managed Payout Growth Focus Fund, Vanguard Managed Payout Growth and Distribution Fund and Vanguard Managed Payout Distribution Focus Fund (constituting separate portfolios of Vanguard Valley Forge Funds, hereafter referred to as the “Funds”) at December 31, 2008, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period April 21, 2008 (commencement of operations) through December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and broker, and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 23, 2009

40

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Managed Payout Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Managed Payout Fund listed.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons, because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

41

Six Months Ended December 31, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Managed Payout Fund	6/30/2008	12/31/2008	Period[1]
Based on Actual Fund Return
Managed Payout Growth Focus Fund	$1,000.00	$713.97	$1.77
Managed Payout Growth and Distribution Fund	1,000.00	747.22	1.81
Managed Payout Distribution Focus Fund	1,000.00	764.71	1.82
Hypothetical 5% Yearly Return
Managed Payout Growth Focus Fund	$1,000.00	$1,023.14	$2.09
Managed Payout Growth and Distribution Fund	1,000.00	1,023.14	2.09
Managed Payout Distribution Focus Fund	1,000.00	1,023.14	2.09

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1 These calculations are based on the acquired fund fees and expenses. The Managed Payout Funds’ annualized expense figures for the period shown are (in order listed from top to bottom above: 0.41%, 0.41%, and 0.41%. The dollar amounts shown as “Expenses Paid” are equal to the expense figure multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

42

Glossary

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

43

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 155 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years: Chairman,
John J. Brennan[1]	President, and Chief Executive Officer of Rohm and
Born 1954. Trustee Since May 1987. Chairman of	Haas Co. (chemicals); Board Member of the American
the Board. Principal Occupation(s) During the Past Five	Chemistry Council; Director of Tyco International, Ltd.
Years: Chairman of the Board and Director/Trustee of	(diversified manufacturing and services), since 2005.
The Vanguard Group, Inc., and of each of the investment
companies served by The Vanguard Group; Chief
Executive Officer and President of The Vanguard Group	Amy Gutmann
and of each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group (1996–2008).	Occupation(s) During the Past Five Years: President of
the University of Pennsylvania since 2004; Professor in
the School of Arts and Sciences, Annenberg School for
Independent Trustees	Communication, and Graduate School of Education of
the University of Pennsylvania since 2004; Provost
(2001–2004) and Laurance S. Rockefeller Professor of
Charles D. Ellis	Politics and the University Center for Human Values
Born 1937. Trustee Since January 2001. Principal	(1990–2004), Princeton University; Director of Carnegie
Occupation(s) During the Past Five Years: Applecore	Corporation of New York since 2005 and of Schuylkill
Partners (pro bono ventures in education); Senior	River Development Corporation and Greater Philadelphia
Advisor to Greenwich Associates (international business	Chamber of Commerce since 2004; Trustee of the
strategy consulting); Successor Trustee of Yale University;	National Constitution Center since 2007.
Overseer of the Stern School of Business at New York
University; Trustee of the Whitehead Institute for
Biomedical Research.	JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Retired
Emerson U. Fullwood	Corporate Vice President, Chief Global Diversity Officer,
Born 1948. Trustee Since January 2008. Principal	and Member of the Executive Committee of Johnson &
Occupation(s) During the Past Five Years: Retired	Johnson (pharmaceuticals/consumer products); Vice
Executive Chief Staff and Marketing Officer for	President and Chief Information Officer (1997–2005)
North America and Corporate Vice President of	of Johnson & Johnson; Director of the University
Xerox Corporation (photocopiers and printers);	Medical Center at Princeton and Women’s Research
Director of SPX Corporation (multi-industry	and Education Institute.
manufacturing), of the United Way of Rochester,
and of the Boy Scouts of America.

André F. Perold	F. William McNabb III[1]
Born 1952. Trustee Since December 2004. Principal	Born 1957. Chief Executive Officer Since August 2008.
Occupation(s) During the Past Five Years: George Gund	President Since March 2008. Principal Occupation(s)
Professor of Finance and Banking, Senior Associate	During the Past Five Years: Chief Executive Officer,
Dean, and Director of Faculty Recruiting, Harvard	Director, and President of The Vanguard Group, Inc.,
Business School; Director and Chairman of UNX, Inc.	since 2008; Chief Executive Officer and President of
(equities trading firm); Chair of the Investment	each of the investment companies served by The
Committee of HighVista Strategies LLC (private	Vanguard Group since 2008; Director of Vanguard
investment firm) since 2005.	Marketing Corporation; Managing Director of The
Vanguard Group (1995–2008).

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Heidi Stam[1]
Occupation(s) During the Past Five Years: Chairman,	Born 1956. Secretary Since July 2005. Principal
President, Chief Executive Officer, and Director of	Occupation(s) During the Past Five Years: Managing
NACCO Industries, Inc. (forklift trucks/housewares/	Director of The Vanguard Group, Inc., since 2006;
lignite); Director of Goodrich Corporation (industrial	General Counsel of The Vanguard Group since 2005;
products/aircraft systems and services).	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
J. Lawrence Wilson	Vanguard Marketing Corporation since 2005; Principal
Born 1936. Trustee Since April 1985. Principal	of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: Retired
Chairman and Chief Executive Officer of Rohm and
Haas Co. (chemicals); Director of Cummins Inc. (diesel	Vanguard Senior Management Team
engines) and AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University and of
Culver Educational Foundation.	R. Gregory Barton	James M. Norris
	Mortimer J. Buckley	Ralph K. Packard
	Kathleen C. Gubanich	Glenn W. Reed
Executive Officers	Paul A. Heller	George U. Sauter
Michael S. Miller

Thomas J. Higgins[1]
Born 1957. Chief Financial Officer Since September	Founder
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies	John C. Bogle
served by The Vanguard Group since 2008; Treasurer	Chairman and Chief Executive Officer, 1974–1996
of each of the investment companies served by The
Vanguard Group (1998–2008).

Kathryn J. Hyatt[1]
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-952-3335	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
This material may be used in conjunction	the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard	either www.vanguard.com or www.sec.gov.
fund only if preceded or accompanied by
the fund’s current prospectus.
You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
“FTSE®” is a trademark jointly owned by the London	To find out more about this public service, call the SEC
Stock Exchange plc and The Financial Times Limited	at 202-551-8090. Information about your fund is also
and is used by FTSE International Limited under license.	available on the SEC’s website, and you can receive
“All-World” is a trademark of FTSE International Limited.	copies of this information, for a fee, by sending a
The FTSE All-World ex US Index is calculated by FTSE	request in either of two ways: via e-mail addressed to
International Limited. FTSE International Limited does not	publicinfo@sec.gov or via regular mail addressed to the
sponsor, endorse, or promote the fund; is not in any way	Public Reference Section, Securities and Exchange
connected to it; and does not accept any liability in	Commission, Washington, DC 20549-0102.
relation to its issue, operation, and trading.

The funds or securities referred to herein are not
sponsored, endorsed, or promoted by MSCI, and MSCI
bears no liability with respect to any such funds or
securities. For any such funds or securities, the
prospectus or the Statement of Additional Information
contains a more detailed description of the limited
relationship MSCI has with The Vanguard Group and
any related funds.
© 2009 The Vanguard Group, Inc.
Russell is a trademark of The Frank Russell Company.	All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14970 022009

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a)  Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2008: $34,000

Fiscal Year Ended December 31, 2007: $32,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2008: $3,055,590

Fiscal Year Ended December 31, 2007: $2,835,320

(b)   Audit-Related Fees.

Fiscal Year Ended December 31, 2008: $626,240

Fiscal Year Ended December 31, 2007: $630,400

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)   Tax Fees.

Fiscal Year Ended December 31, 2008: $230,400

Fiscal Year Ended December 31, 2007: $215,900

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)   All Other Fees.

Fiscal Year Ended December 31, 2008: $0

Fiscal Year Ended December 31, 2007: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)   (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)   For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)  Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2008: $230,400

Fiscal Year Ended December 31, 2007: $215,900

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)   For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.

(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 13, 2009

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ THOMAS J. HIGGINS *
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 13, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.